UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2016

Item 1. Reports to Stockholders.

Understanding your Lifecycle Funds report

This semiannual report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2016. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolios of investments list the underlying funds in which each fund had investments as of November 30, 2016.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Funds begin on page 32 of this report. You can also obtain lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, LLC (formerly known as Teachers Advisors, Inc.). The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	3

About the funds’ composite benchmarks

Each Lifecycle fund uses a composite benchmark that represents the general market sectors in which that fund invests across the equity and fixed-income asset classes. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index* (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

*	On January 1, 2016, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index replaced the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) within the funds’ composite benchmarks.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 6 through 11, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2016—November 30, 2016).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	5

Important information about expenses

Expense examples

Six months ended November 30, 2016

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Institutional Class	(6/1/16)	(11/30/16)	(6/1/16–11/30/16)		(6/1/16–11/30/16)
Retirement Income Fund actual return	$1,000.00	$1,022.40	$0.00		$1.83
5% annual hypothetical return	1,000.00	1,025.07	0.00		1.83
2010 Fund actual return	1,000.00	1,022.87	0.00		1.88
5% annual hypothetical return	1,000.00	1,025.07	0.00		1.88
2015 Fund actual return	1,000.00	1,026.01	0.00		1.93
5% annual hypothetical return	1,000.00	1,025.07	0.00		1.93
2020 Fund actual return	1,000.00	1,028.66	0.00		1.98
5% annual hypothetical return	1,000.00	1,025.07	0.00		1.98
2025 Fund actual return	1,000.00	1,032.79	0.00		2.04
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.03
2030 Fund actual return	1,000.00	1,036.16	0.00		2.09
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.08
2035 Fund actual return	1,000.00	1,040.29	0.00		2.20
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.18
2040 Fund actual return	1,000.00	1,044.47	0.00		2.26
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.23
2045 Fund actual return	1,000.00	1,045.11	0.00		2.26
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.23
2050 Fund actual return	1,000.00	1,046.07	0.00		2.26
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.23
2055 Fund actual return	1,000.00	1,046.08	0.00		2.26
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.23
2060 Fund actual return	1,000.00	1,047.32	0.00		2.31
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.28

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

6	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.36% for the Retirement Income Fund; 0.37% for the 2010 Fund; 0.38% for the 2015 Fund; 0.39% for the 2020 Fund; 0.40% for the 2025 Fund; 0.41% for the 2030 Fund; 0.43% for the 2035 Fund; 0.44% for the 2040, 2045, 2050 and 2055 Funds; and 0.45% for the 2060 Fund.

Expense examples

Six months ended November 30, 2016

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Advisor Class	(6/1/16)	(11/30/16)	(6/1/16–11/30/16)		(6/1/16–11/30/16)
Retirement Income Fund actual return	$1,000.00	$1,021.44	$0.10		$1.93
5% annual hypothetical return	1,000.00	1,024.97	0.10		1.93
2010 Fund actual return	1,000.00	1,023.79	0.10		1.93
5% annual hypothetical return	1,000.00	1,024.97	0.10		1.93
2015 Fund actual return	1,000.00	1,026.01	0.10		1.98
5% annual hypothetical return	1,000.00	1,024.97	0.10		1.98
2020 Fund actual return	1,000.00	1,029.71	0.10		2.04
5% annual hypothetical return	1,000.00	1,024.97	0.10		2.03
2025 Fund actual return	1,000.00	1,032.79	0.20		2.24
5% annual hypothetical return	1,000.00	1,024.87	0.20		2.23
2030 Fund actual return	1,000.00	1,036.16	0.10		2.19
5% annual hypothetical return	1,000.00	1,024.97	0.10		2.18
2035 Fund actual return	1,000.00	1,039.26	0.10		2.25
5% annual hypothetical return	1,000.00	1,024.97	0.10		2.23
2040 Fund actual return	1,000.00	1,043.43	0.10		2.31
5% annual hypothetical return	1,000.00	1,024.97	0.10		2.28
2045 Fund actual return	1,000.00	1,045.11	0.05		2.31
5% annual hypothetical return	1,000.00	1,025.02	0.05		2.28
2050 Fund actual return	1,000.00	1,046.07	0.05		2.31
5% annual hypothetical return	1,000.00	1,025.02	0.05		2.28
2055 Fund actual return	1,000.00	1,046.08	0.10		2.36
5% annual hypothetical return	1,000.00	1,024.97	0.10		2.33
2060 Fund actual return	1,000.00	1,047.32	0.10		2.36
5% annual hypothetical return	1,000.00	1,024.97	0.10		2.33

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	7

Important information about expenses

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.01% for the 2045 and 2050 Funds; 0.02% for the Retirement Income, 2010, 2015, 2020, 2030, 2035, 2040, 2055 and 2060 Funds; and 0.04% for the 2025 Fund.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.38% for the Retirement Income and 2010 Funds; 0.39% for the 2015 Fund; 0.40% for the 2020 Fund; 0.43% for the 2030 Fund; 0.44% for the 2025 and 2035 Funds; 0.45% for the 2040, 2045 and 2050 Fund; and 0.46% for the 2055 and 2060 Funds.

Expense examples

Six months ended November 30, 2016

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Premier Class	(6/1/16)	(11/30/16)	(6/1/16–11/30/16)		(6/1/16–11/30/16)
Retirement Income Fund actual return	$1,000.00	$1,020.72	$0.76		$2.58
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.59
2010 Fund actual return	1,000.00	1,022.94	0.76		2.64
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.64
2015 Fund actual return	1,000.00	1,025.08	0.76		2.69
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.69
2020 Fund actual return	1,000.00	1,028.75	0.76		2.75
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.74
2025 Fund actual return	1,000.00	1,031.89	0.76		2.80
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.79
2030 Fund actual return	1,000.00	1,035.27	0.77		2.86
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.84
2035 Fund actual return	1,000.00	1,039.38	0.77		2.97
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.94
2040 Fund actual return	1,000.00	1,042.49	0.77		3.02
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.99

8	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Premier Class	(6/1/16)	(11/30/16)	(6/1/16–11/30/16)		(6/1/16–11/30/16)
2045 Fund actual return	$1,000.00	$1,044.32	$0.77		$3.02
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.99
2050 Fund actual return	1,000.00	1,044.27	0.77		3.02
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.99
2055 Fund actual return	1,000.00	1,046.23	0.77		3.03
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.99
2060 Fund actual return	1,000.00	1,046.32	0.77		3.08
5% annual hypothetical return	1,000.00	1,024.32	0.76		3.04

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.51% for the Retirement Income Fund; 0.52% for the 2010 Fund; 0.53% for the 2015 Fund; 0.54% for the 2020 Fund; 0.55% for the 2025 Fund; 0.56% for the 2030 Fund; 0.58% for the 2035 Fund; 0.59% for the 2040, 2045, 2050 and 2055 Funds; and 0.60% for the 2060 Fund.

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2016

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retirement Class	(6/1/16)	(11/30/16)	(6/1/16–11/30/16)		(6/1/16–11/30/16)
Retirement Income Fund actual return	$1,000.00	$1,020.25	$1.27		$3.09
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.09
2010 Fund actual return	1,000.00	1,022.91	1.27		3.14
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.14
2015 Fund actual return	1,000.00	1,025.09	1.27		3.20
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.19
2020 Fund actual return	1,000.00	1,028.38	1.27		3.25
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.24
2025 Fund actual return	1,000.00	1,032.23	1.27		3.31
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.29
2030 Fund actual return	1,000.00	1,035.25	1.28		3.37
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.35
2035 Fund actual return	1,000.00	1,038.71	1.28		3.48
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.45
2040 Fund actual return	1,000.00	1,042.82	1.28		3.53
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.50
2045 Fund actual return	1,000.00	1,044.44	1.28		3.54
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.50
2050 Fund actual return	1,000.00	1,045.41	1.28		3.54
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.50
2055 Fund actual return	1,000.00	1,044.48	1.28		3.54
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.50
2060 Fund actual return	1,000.00	1,045.26	1.28		3.59
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.55

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

10	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.61% for the Retirement Income Fund; 0.62% for the 2010 Fund; 0.63% for the 2015 Fund; 0.64% for the 2020 Fund; 0.65% for the 2025 Fund; 0.66% for the 2030 Fund; 0.68% for the 2035 Fund; 0.69% for the 2040, 2045, 2050 and 2055 Funds; and 0.70% for the 2060 Fund.

Expense example

Six months ended November 30, 2016

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retail Class	(6/1/16)	(11/30/16)	(6/1/16–11/30/16)		(6/1/16–11/30/16)
Retirement Income Fund actual return	$1,000.00	$1,020.23	$1.27		$3.09
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.09

*	The amounts in the “Expenses paid during period” column are based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2016. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retail Class of the Retirement Income Fund.
†	The amounts in the “Effective expenses paid during period” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds).For that period, the total annualized weighted average expense ratio was 0.61% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	11

Investment results of the Lifecycle Funds

Performance for the six months ended November 30, 2016

All twelve TIAA-CREF Lifecycle Funds delivered positive returns during the six-month period, and funds with longer target dates outperformed those with shorter target dates. Returns for the Retirement Class ranged from 2.03% for the Retirement Income Fund to 4.54% for the 2050 Fund. The tables on the following pages show returns for all share classes of the funds.

Five of the shorter-dated funds outperformed their composite benchmarks, with margins ranging from 0.26 of a percentage point for the 2010 Fund to 0.09 of a percentage point for the 2025 Fund. The relative underperformance of the remaining seven funds ranged from 0.43 of a percentage point for the 2055 and 2060 Funds to 0.05 of a percentage point for the 2030 Fund. (All results for the Lifecycle Funds are for the Retirement Class.)

Global markets produce mixed results

The U.S. economy continued on a steady growth trajectory during the six months. Labor markets improved during the period, with the unemployment rate dipping below 5.0%. Meanwhile, the nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annual rate of 3.5% during the third quarter of 2016, an increase from the 1.4% annual rate reported in the previous quarter. The Federal Reserve held its federal funds target rate unchanged at 0.25%–0.50% during the reporting period but suggested that a rate hike could occur in the near future.

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 6.93% for the six months. Foreign developed-market stocks declined during the period, while emerging-markets stocks showed renewed strength as oil prices recovered. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 45 developed- and emerging-markets countries outside the United States, returned 1.36% in U.S.-dollar terms.

Within the U.S. fixed-income markets, returns were more muted as investors were attracted to higher equity returns and grew concerned about the possibility of interest-rate increases. The broad domestic investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.92% for the six months. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index, rose 0.17%.

12	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Funds deliver positive results on solid advances by U.S. equities

The Lifecycle Funds’ positive performance during the period was driven primarily by the solid returns of the U.S. equity markets. The Lifecycle Funds may invest in up to six sectors of the investment markets, including U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income, inflation-protected assets and direct real estate. The Lifecycle Funds do this by investing in various underlying funds that, in turn, buy stocks, fixed-income instruments and commercial real estate in these six market sectors.

For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were supported in large part by the strong results of U.S. equities. The Small-Cap Equity Fund and Large-Cap Value Fund had the strongest absolute performance. Within international equities, the International Opportunities Fund, International Equity Fund and Enhanced International Equity Index Fund posted negative absolute returns, while the Global Natural Resources Fund and the Emerging Markets Equity Fund had strong positive performance. In the fixed-income sector, the Bond Plus Fund and the Bond Fund were the most significant contributors.

Strategic positioning adds to performance

During the period, funds with longer target dates—and higher allocations to equities—performed better than those with higher allocations to fixed-income securities. In addition, the use of strategic positions in such underlying funds as Global Natural Resources Fund and High Yield Fund, which are not represented in the composite benchmark, was beneficial as these funds performed well.

The Large-Cap Value Fund outperformed its benchmark and was the largest contributor to the Lifecycle Funds’ relative performance during the period. By contrast, the Large-Cap Growth Fund lagged its benchmark and was the most significant detractor from the Lifecycle Funds’ relative performance.

In international markets, equities in some of the major developed economies—especially in Europe—produced negative returns, while those in emerging markets, such as Brazil and Russia, delivered strong positive results during the period. The International Opportunities Fund underperformed its benchmark, the MSCI All Country World ex USA Index, and the International Equity Fund also lagged its benchmark, the MSCI EAFE Index.

Within fixed income, the Bond Fund and the Bond Plus Fund both outpaced their benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

(Performance of the Lifecycle Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	13

Lifecycle Retirement Income Fund

Performance as of November 30, 2016

		Total return			Average annual total return
Lifecycle Retirement Income Fund	Inception date	6 months	1 year		5 years		since fund inception
Institutional Class	11/30/2007	2.24%	3.80%		6.26%		4.45%
Advisor Class	12/4/2015	2.14	3.75	*	6.05	*	4.22	*
Premier Class	9/30/2009	2.07	3.64		6.09		4.27	*
Retirement Class	11/30/2007	2.03	3.45		5.99		4.18
Retail Class	11/30/2007	2.02	3.45		5.98		4.25
Retirement Income Fund Composite Index†	—	1.83	3.77		5.85		4.51	‡
Broad market index
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		4.07	‡
Russell 3000® Index	—	6.93	8.31		14.41		6.99	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2016, the Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI All Country World ex USA Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

14	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	28.28%	26.25%
International equity	11.84	11.25
Fixed income
Fixed income	39.31	40.00
Short-term fixed income	9.95	10.00
Inflation-protected assets	9.92	10.00
Direct real estate	0.57	2.50
Other assets & liabilities, net	0.13	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	15

Lifecycle 2010 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
Lifecycle 2010 Fund	Inception date	6 months	1 year		5 years		10 years
Institutional Class	1/17/2007	2.29%	3.81%		6.91%		4.74	%*
Advisor Class	12/4/2015	2.38	3.80	*	6.71	*	4.51	*
Premier Class	9/30/2009	2.29	3.67		6.76		4.56	*
Retirement Class	10/15/2004	2.29	3.57		6.66		4.48
2010 Fund Composite Index†	—	2.03	3.89		6.57		4.57
Broad market index
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		4.27
Russell 3000® Index	—	6.93	8.31		14.41		7.00

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional, Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional, Advisor and Premier classes. If those lower expenses had been reflected, the performance of these three classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2016, the 2010 Fund Composite Index consisted of: 39.3% Bloomberg Barclays U.S. Aggregate Bond Index; 30.5% Russell 3000 Index; 13.0% MSCI All Country World ex USA Index; 8.6% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 8.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

16	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	30.87%	28.35%
International equity	12.92	12.15
Fixed income
Fixed income	38.57	39.40
Short-term fixed income	8.51	8.80
Inflation-protected assets	8.49	8.80
Direct real estate	0.54	2.50
Other assets & liabilities, net	0.10	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	17

Lifecycle 2015 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
Lifecycle 2015 Fund	Inception date	6 months	1 year		5 years		10 years
Institutional Class	1/17/2007	2.60%	3.95%		7.51%		4.76	%*
Advisor Class	12/4/2015	2.60	3.84	*	7.28	*	4.52	*
Premier Class	9/30/2009	2.51	3.71		7.35		4.57	*
Retirement Class	10/15/2004	2.51	3.62		7.24		4.50
2015 Fund Composite Index†	—	2.29	4.08		7.21		4.59
Broad market index
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		4.27
Russell 3000® Index	—	6.93	8.31		14.41		7.00

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional, Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional, Advisor and Premier classes. If those lower expenses had been reflected, the performance of these three classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2016, the 2015 Fund Composite Index consisted of: 38.3% Bloomberg Barclays U.S. Aggregate Bond Index; 34.0% Russell 3000 Index; 14.5% MSCI All Country World ex USA Index; 6.6% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 6.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

18	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	34.42%	31.85%
International equity	14.39	13.65
Fixed income
Fixed income	37.58	38.40
Short-term fixed income	6.52	6.80
Inflation-protected assets	6.50	6.80
Direct real estate	0.57	2.50
Other assets & liabilities, net	0.02	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	19

Lifecycle 2020 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
Lifecycle 2020 Fund	Inception date	6 months	1 year		5 years		10 years
Institutional Class	1/17/2007	2.87%	3.99%		8.23%		4.74	%*
Advisor Class	12/4/2015	2.97	3.96	*	8.03	*	4.51	*
Premier Class	9/30/2009	2.87	3.84		8.08		4.57	*
Retirement Class	10/15/2004	2.84	3.74		7.98		4.49
2020 Fund Composite Index†	—	2.68	4.32		7.99		4.61
Broad market index
Russell 3000® Index	—	6.93	8.31		14.41		7.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		4.27

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional, Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional, Advisor and Premier classes. If those lower expenses had been reflected, the performance of these three classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2016, the 2020 Fund Composite Index consisted of: 39.0% Russell 3000 Index; 35.1% Bloomberg Barclays U.S. Aggregate Bond Index; 16.7% MSCI All Country World ex USA Index; 4.6% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 4.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	39.49%	36.82%
International equity	16.51	15.78
Fixed income
Fixed income	34.27	35.30
Short-term fixed income	4.51	4.80
Inflation-protected assets	4.50	4.80
Direct real estate	0.57	2.50
Other assets & liabilities, net	0.15	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	21

Lifecycle 2025 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
Lifecycle 2025 Fund	Inception date	6 months	1 year		5 years		10 years
Institutional Class	1/17/2007	3.28%	3.94%		8.96%		4.75	%*
Advisor Class	12/4/2015	3.28	3.99	*	8.73	*	4.51	*
Premier Class	9/30/2009	3.19	3.80		8.78		4.55	*
Retirement Class	10/15/2004	3.22	3.82		8.70		4.49
2025 Fund Composite Index†	—	3.13	4.60		8.78		4.64
Broad market index
Russell 3000® Index	—	6.93	8.31		14.41		7.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		4.27

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional, Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional, Advisor and Premier classes. If those lower expenses had been reflected, the performance of these three classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2016, the 2025 Fund Composite Index consisted of: 44.6% Russell 3000 Index; 31.1% Bloomberg Barclays U.S. Aggregate Bond Index; 19.1% MSCI All Country World ex USA Index; 2.6% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 2.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	45.18%	42.77%
International equity	18.88	18.33
Fixed income
Fixed income	30.19	30.80
Short-term fixed income	2.53	2.80
Inflation-protected assets	2.51	2.80
Direct real estate	0.57	2.50
Other assets & liabilities, net	0.14	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	23

Lifecycle 2030 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
Lifecycle 2030 Fund	Inception date	6 months	1 year		5 years		10 years
Institutional Class	1/17/2007	3.62%	3.99%		9.61%		4.69	%*
Advisor Class	12/4/2015	3.62	3.93	*	9.38	*	4.45	*
Premier Class	9/30/2009	3.53	3.85		9.45		4.50	*
Retirement Class	10/15/2004	3.52	3.80		9.35		4.44
2030 Fund Composite Index†	—	3.57	4.88		9.55		4.66
Broad market index
Russell 3000® Index	—	6.93	8.31		14.41		7.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		4.27

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional, Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional, Advisor and Premier classes. If those lower expenses had been reflected, the performance of these three classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2016, the 2030 Fund Composite Index consisted of: 50.2% Russell 3000 Index; 27.1% Bloomberg Barclays U.S. Aggregate Bond Index; 21.5% MSCI All Country World ex USA Index; 0.6% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 0.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

24	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	50.87%	48.72%
International equity	21.25	20.88
Fixed income
Fixed income	26.11	26.30
Short-term fixed income	0.54	0.80
Inflation-protected assets	0.54	0.80
Direct real estate	0.57	2.50
Other assets & liabilities, net	0.12	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	25

Lifecycle 2035 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
Lifecycle 2035 Fund	Inception date	6 months	1 year		5 years		10 years
Institutional Class	1/17/2007	4.03%	4.06%		10.18%		4.83	%*
Advisor Class	12/4/2015	3.93	3.98	*	9.95	*	4.59	*
Premier Class	9/30/2009	3.94	3.82		10.01		4.65	*
Retirement Class	10/15/2004	3.87	3.78		9.91		4.57
2035 Fund Composite Index†	—	4.05	5.13		10.26		4.85
Broad market index
Russell 3000® Index	—	6.93	8.31		14.41		7.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		4.27

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional, Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional, Advisor and Premier classes. If those lower expenses had been reflected, the performance of these three classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2016, the 2035 Fund Composite Index consisted of: 55.8% Russell 3000 Index; 23.9% MSCI All Country World ex USA Index; and 20.3% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	56.48%	54.67%
International equity	23.61	23.43
Fixed income	19.24	19.40
Direct real estate	0.57	2.50
Other assets & liabilities, net	0.10	—
Total	100.00	100.00

Target allocation

For June 30, 2017

26	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
Lifecycle 2040 Fund	Inception date	6 months	1 year		5 years		10 years
Institutional Class	1/17/2007	4.45%	4.02%		10.51%		5.06	%*
Advisor Class	12/4/2015	4.34	3.94	*	10.26	*	4.81	*
Premier Class	9/30/2009	4.25	3.87		10.32		4.87	*
Retirement Class	10/15/2004	4.28	3.76		10.22		4.79
2040 Fund Composite Index†	—	4.54	5.39		10.66		5.06
Broad market index
Russell 3000® Index	—	6.93	8.31		14.41		7.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		4.27

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional, Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional, Advisor and Premier classes. If those lower expenses had been reflected, the performance of these three classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2016, the 2040 Fund Composite Index consisted of: 61.4% Russell 3000 Index; 26.3% MSCI All Country World ex USA Index; and 12.3% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	62.10%	60.62%
International equity	25.93	25.98
Fixed income	11.27	10.90
Direct real estate	0.57	2.50
Other assets & liabilities, net	0.13	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	27

Lifecycle 2045 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
Lifecycle 2045 Fund	Inception date	6 months	1 year		5 years		since fund inception
Institutional Class	11/30/2007	4.51%	4.18%		10.53%		4.20%
Advisor Class	12/4/2015	4.51	4.07	*	10.27	*	3.96	*
Premier Class	9/30/2009	4.43	4.05		10.37		4.03	*
Retirement Class	11/30/2007	4.44	3.94		10.24		3.94
2045 Fund Composite Index†	—	4.72	5.64		10.72		4.76	‡
Broad market index
Russell 3000® Index	—	6.93	8.31		14.41		6.99	‡
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		4.07	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2016, the 2045 Fund Composite Index consisted of: 63.6% Russell 3000 Index; 27.3% MSCI All Country World ex USA Index; and 9.1% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	64.20%	63.53%
International equity	26.88	27.22
Fixed income	8.22	6.75
Direct real estate	0.57	2.50
Other assets & liabilities, net	0.13	—
Total	100.00	100.00

Target allocation

For June 30, 2017

28	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
Lifecycle 2050 Fund	Inception date	6 months	1 year		5 years		since fund inception
Institutional Class	11/30/2007	4.61%	4.33%		10.55%		4.19%
Advisor Class	12/4/2015	4.61	4.22	*	10.32	*	3.95	*
Premier Class	9/30/2009	4.43	4.11		10.39		4.00	*
Retirement Class	11/30/2007	4.54	4.10		10.29		3.94
2050 Fund Composite Index†	—	4.80	5.81		10.75		4.78	‡
Broad market index
Russell 3000® Index	—	6.93	8.31		14.41		6.99	‡
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		4.07	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2016, the 2050 Fund Composite Index consisted of: 64.5% Russell 3000 Index; 27.6% MSCI All Country World ex USA Index; and 7.9% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	65.06%	64.40%
International equity	27.26	27.60
Fixed income	7.00	5.50
Direct real estate	0.57	2.50
Other assets & liabilities, net	0.11	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	29

Lifecycle 2055 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
Lifecycle 2055 Fund	Inception date	6 months	1 year		5 years		since fund inception
Institutional Class	4/29/2011	4.61%	4.42%		10.57%		7.15%
Advisor Class	12/4/2015	4.61	4.40	*	10.37	*	6.93	*
Premier Class	4/29/2011	4.62	4.30		10.42		7.00
Retirement Class	4/29/2011	4.45	4.15		10.31		6.88
2055 Fund Composite Index†	—	4.88	5.97		10.79		7.60	‡
Broad market index
Russell 3000® Index	—	6.93	8.31		14.41		11.01	‡
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		3.05	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on November 30, 2016, the 2055 Fund Composite Index consisted of: 65.4% Russell 3000 Index; 28.0% MSCI All Country World ex USA Index; and 6.6% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	65.83%	65.28%
International equity	27.60	27.97
Fixed income	5.77	4.25
Direct real estate	0.56	2.50
Other assets & liabilities, net	0.24	—
Total	100.00	100.00

Target allocation

For June 30, 2017

30	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2060 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
Lifecycle 2060 Fund	Inception date	6 months	1 year		since fund inception
Institutional Class	9/26/2014	4.73%	4.64%		3.89%
Advisor Class	12/4/2015	4.73	4.63	*	3.76	*
Premier Class	9/26/2014	4.63	4.37		3.70
Retirement Class	9/26/2014	4.53	4.31		3.61
2060 Fund Composite Index†	—	4.96	6.14		3.96	‡
Broad market index
Russell 3000® Index	—	6.93	8.31		7.13	‡
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.25	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on November 30, 2016, the 2060 Fund Composite Index consisted of: 66.2% Russell 3000 Index; 28.4% MSCI All Country World ex USA Index; and 5.4% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	66.54%	66.15%
International equity	27.81	28.35
Fixed income	4.52	3.00
Direct real estate	0.56	2.50
Other assets & liabilities, net	0.57	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	31

Portfolio of investments (unaudited)

Lifecycle Retirement Income Fund  ■  November 30, 2016

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
DIRECT REAL ESTATE—0.6%
236,075	(b)	TIAA-CREF Real Property Fund LP		$2,410,325	0.6%
		TOTAL DIRECT REAL ESTATE		2,410,325	0.6
FIXED INCOME—39.3%
8,737,963		TIAA-CREF Bond Fund		90,263,153	21.2
5,181,047		TIAA-CREF Bond Plus Fund		53,831,083	12.6
785,886		TIAA-CREF Emerging Markets Debt Fund		7,583,796	1.8
874,167		TIAA-CREF High-Yield Fund		8,418,229	2.0
776,326		TIAA-CREF International Bond Fund		7,476,019	1.7
		TOTAL FIXED INCOME		167,572,280	39.3
INFLATION-PROTECTED ASSETS—9.9%
3,667,471		TIAA-CREF Inflation-Linked Bond Fund		42,285,941	9.9
		TOTAL INFLATION-PROTECTED ASSETS		42,285,941	9.9
INTERNATIONAL EQUITY—11.8%
986,363		TIAA-CREF Emerging Markets Equity Fund		9,094,267	2.1
2,277,247		TIAA-CREF Enhanced International Equity Index Fund		15,348,643	3.6
42,192		TIAA-CREF Global Natural Resources Fund		372,136	0.1
1,296,754		TIAA-CREF International Equity Fund		13,162,050	3.1
1,244,108		TIAA-CREF International Opportunities Fund		12,503,287	2.9
		TOTAL INTERNATIONAL EQUITY		50,480,383	11.8
SHORT-TERM FIXED INCOME—10.0%
27,969		TIAA-CREF Money Market Fund		27,969	0.0
4,111,831		TIAA-CREF Short-Term Bond Fund		42,392,978	10.0
		TOTAL SHORT-TERM FIXED INCOME		42,420,947	10.0
U.S. EQUITY—28.3%
1,693,120		TIAA-CREF Enhanced Large-Cap Growth Index Fund		19,420,082	4.6
1,964,659		TIAA-CREF Enhanced Large-Cap Value Index Fund		20,039,520	4.7
1,977,005		TIAA-CREF Growth & Income Fund		24,079,925	5.6
1,394,603		TIAA-CREF Large-Cap Growth Fund		21,867,370	5.1
1,224,593		TIAA-CREF Large-Cap Value Fund		22,630,482	5.3
13,771		TIAA-CREF Mid-Cap Growth Fund		272,665	0.1
14,356		TIAA-CREF Mid-Cap Value Fund		339,239	0.1
403,186		TIAA-CREF Small-Cap Equity Fund		7,503,288	1.8
413,863		TIAA-CREF Small/Mid-Cap Equity Fund		4,362,117	1.0
		TOTAL U.S. EQUITY		120,514,688	28.3
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $399,510,996)	425,684,564	99.9

		TOTAL PORTFOLIO	(Cost $399,510,996)	425,684,564	99.9
		OTHER ASSETS & LIABILITIES, NET		569,658	0.1
		NET ASSETS		$426,254,222	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.

32	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2010 Fund  ■  November 30, 2016

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
DIRECT REAL ESTATE—0.5%
625,167	(b)	TIAA-CREF Real Property Fund LP		$6,382,952	0.5%
		TOTAL DIRECT REAL ESTATE		6,382,952	0.5
FIXED INCOME—38.6%
22,637,184		TIAA-CREF Bond Fund		233,842,113	20.8
13,458,014		TIAA-CREF Bond Plus Fund		139,828,767	12.4
2,039,332		TIAA-CREF Emerging Markets Debt Fund		19,679,557	1.8
2,275,507		TIAA-CREF High-Yield Fund		21,913,130	1.9
2,010,895		TIAA-CREF International Bond Fund		19,364,915	1.7
		TOTAL FIXED INCOME		434,628,482	38.6
INFLATION-PROTECTED ASSETS—8.5%
8,289,922		TIAA-CREF Inflation-Linked Bond Fund		95,582,801	8.5
		TOTAL INFLATION-PROTECTED ASSETS		95,582,801	8.5
INTERNATIONAL EQUITY—12.9%
2,833,385		TIAA-CREF Emerging Markets Equity Fund		26,123,811	2.3
6,555,309		TIAA-CREF Enhanced International Equity Index Fund		44,182,779	3.9
133,758		TIAA-CREF Global Natural Resources Fund		1,179,746	0.1
3,739,245		TIAA-CREF International Equity Fund		37,953,335	3.4
3,589,522		TIAA-CREF International Opportunities Fund		36,074,695	3.2
		TOTAL INTERNATIONAL EQUITY		145,514,366	12.9
SHORT-TERM FIXED INCOME—8.5%
58,970		TIAA-CREF Money Market Fund		58,970	0.0
9,291,504		TIAA-CREF Short-Term Bond Fund		95,795,408	8.5
		TOTAL SHORT-TERM FIXED INCOME		95,854,378	8.5
U.S. EQUITY—30.9%
4,888,089		TIAA-CREF Enhanced Large-Cap Growth Index Fund		56,066,380	5.0
5,672,123		TIAA-CREF Enhanced Large-Cap Value Index Fund		57,855,656	5.1
5,714,573		TIAA-CREF Growth & Income Fund		69,603,497	6.2
4,022,030		TIAA-CREF Large-Cap Growth Fund		63,065,426	5.6
3,531,871		TIAA-CREF Large-Cap Value Fund		65,268,973	5.8
39,768		TIAA-CREF Mid-Cap Growth Fund		787,401	0.1
41,457		TIAA-CREF Mid-Cap Value Fund		979,623	0.1
1,164,054		TIAA-CREF Small-Cap Equity Fund		21,663,043	1.9
1,192,410		TIAA-CREF Small/Mid-Cap Equity Fund		12,568,001	1.1
		TOTAL U.S. EQUITY		347,858,000	30.9
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,003,597,030)	1,125,820,979	99.9

		TOTAL PORTFOLIO	(Cost $1,003,597,030)	1,125,820,979	99.9
		OTHER ASSETS & LIABILITIES, NET		1,090,685	0.1
		NET ASSETS		$1,126,911,664	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	33

Portfolio of investments (unaudited)

Lifecycle 2015 Fund  ■  November 30, 2016

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.0% (a)
DIRECT REAL ESTATE—0.6%
992,158	(b)	TIAA-CREF Real Property Fund LP		$10,129,937	0.6%
		TOTAL DIRECT REAL ESTATE		10,129,937	0.6
FIXED INCOME—37.6%
34,922,836		TIAA-CREF Bond Fund		360,752,901	20.2
20,848,688		TIAA-CREF Bond Plus Fund		216,617,866	12.1
3,157,158		TIAA-CREF Emerging Markets Debt Fund		30,466,577	1.7
3,519,864		TIAA-CREF High-Yield Fund		33,896,290	1.9
3,103,655		TIAA-CREF International Bond Fund		29,888,202	1.7
		TOTAL FIXED INCOME		671,621,836	37.6
INFLATION-PROTECTED ASSETS—6.5%
10,066,316		TIAA-CREF Inflation-Linked Bond Fund		116,064,623	6.5
		TOTAL INFLATION-PROTECTED ASSETS		116,064,623	6.5
INTERNATIONAL EQUITY—14.4%
4,992,158		TIAA-CREF Emerging Markets Equity Fund		46,027,696	2.6
11,568,710		TIAA-CREF Enhanced International Equity Index Fund		77,973,108	4.4
264,497		TIAA-CREF Global Natural Resources Fund		2,332,864	0.1
6,601,548		TIAA-CREF International Equity Fund		67,005,713	3.7
6,354,953		TIAA-CREF International Opportunities Fund		63,867,282	3.6
		TOTAL INTERNATIONAL EQUITY		257,206,663	14.4
SHORT-TERM FIXED INCOME—6.5%
143,165		TIAA-CREF Money Market Fund		143,165	0.0
11,287,921		TIAA-CREF Short-Term Bond Fund		116,378,461	6.5
		TOTAL SHORT-TERM FIXED INCOME		116,521,626	6.5
U.S. EQUITY—34.4%
8,637,611		TIAA-CREF Enhanced Large-Cap Growth Index Fund		99,073,400	5.5
10,031,834		TIAA-CREF Enhanced Large-Cap Value Index Fund		102,324,709	5.7
10,100,730		TIAA-CREF Growth & Income Fund		123,026,897	6.9
7,114,108		TIAA-CREF Large-Cap Growth Fund		111,549,220	6.2
6,247,832		TIAA-CREF Large-Cap Value Fund		115,459,928	6.5
70,322		TIAA-CREF Mid-Cap Growth Fund		1,392,367	0.1
73,305		TIAA-CREF Mid-Cap Value Fund		1,732,193	0.1
2,059,199		TIAA-CREF Small-Cap Equity Fund		38,321,684	2.1
2,113,623		TIAA-CREF Small/Mid-Cap Equity Fund		22,277,585	1.3
		TOTAL U.S. EQUITY		615,157,983	34.4
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,787,464,531)	1,786,702,668	100.0

		TOTAL PORTFOLIO	(Cost $1,787,464,531)	1,786,702,668	100.0
		OTHER ASSETS & LIABILITIES, NET		414,616	0.0
		NET ASSETS		$1,787,117,284	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.

34	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2020 Fund  ■  November 30, 2016

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
DIRECT REAL ESTATE—0.5%
1,759,144	(b)	TIAA-CREF Real Property Fund LP		$17,960,856	0.5%
		TOTAL DIRECT REAL ESTATE		17,960,856	0.5
FIXED INCOME—34.3%
56,249,095		TIAA-CREF Bond Fund		581,053,154	18.3
34,054,707		TIAA-CREF Bond Plus Fund		353,828,404	11.1
5,144,241		TIAA-CREF Emerging Markets Debt Fund		49,641,924	1.6
5,757,230		TIAA-CREF High-Yield Fund		55,442,127	1.8
4,998,903		TIAA-CREF International Bond Fund		48,139,439	1.5
		TOTAL FIXED INCOME		1,088,105,048	34.3
INFLATION-PROTECTED ASSETS—4.5%
12,382,152		TIAA-CREF Inflation-Linked Bond Fund		142,766,215	4.5
		TOTAL INFLATION-PROTECTED ASSETS		142,766,215	4.5
INTERNATIONAL EQUITY—16.5%
10,126,273		TIAA-CREF Emerging Markets Equity Fund		93,364,237	2.9
23,501,726		TIAA-CREF Enhanced International Equity Index Fund		158,401,634	5.0
586,883		TIAA-CREF Global Natural Resources Fund		5,176,307	0.2
13,498,182		TIAA-CREF International Equity Fund		137,006,544	4.3
12,946,929		TIAA-CREF International Opportunities Fund		130,116,640	4.1
		TOTAL INTERNATIONAL EQUITY		524,065,362	16.5
SHORT-TERM FIXED INCOME—4.5%
191,615		TIAA-CREF Money Market Fund		191,615	0.0
13,882,298		TIAA-CREF Short-Term Bond Fund		143,126,493	4.5
		TOTAL SHORT-TERM FIXED INCOME		143,318,108	4.5
U.S. EQUITY—39.5%
17,617,932		TIAA-CREF Enhanced Large-Cap Growth Index Fund		202,077,674	6.4
20,442,991		TIAA-CREF Enhanced Large-Cap Value Index Fund		208,518,511	6.6
20,578,850		TIAA-CREF Growth & Income Fund		250,650,388	7.9
14,501,358		TIAA-CREF Large-Cap Growth Fund		227,381,292	7.2
12,740,841		TIAA-CREF Large-Cap Value Fund		235,450,736	7.4
143,190		TIAA-CREF Mid-Cap Growth Fund		2,835,162	0.1
149,263		TIAA-CREF Mid-Cap Value Fund		3,527,079	0.1
4,195,294		TIAA-CREF Small-Cap Equity Fund		78,074,413	2.4
4,305,275		TIAA-CREF Small/Mid-Cap Equity Fund		45,377,604	1.4
		TOTAL U.S. EQUITY		1,253,892,859	39.5
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,140,638,507)	3,170,108,448	99.8

		TOTAL PORTFOLIO	(Cost $3,140,638,507)	3,170,108,448	99.8
		OTHER ASSETS & LIABILITIES, NET		4,905,762	0.2
		NET ASSETS		$3,175,014,210	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	35

Portfolio of investments (unaudited)

Lifecycle 2025 Fund  ■  November 30, 2016

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
DIRECT REAL ESTATE—0.6%
1,859,408	(b)	TIAA-CREF Real Property Fund LP		$18,984,558	0.6%
		TOTAL DIRECT REAL ESTATE		18,984,558	0.6
FIXED INCOME—30.2%
51,910,955		TIAA-CREF Bond Fund		536,240,165	16.0
32,120,690		TIAA-CREF Bond Plus Fund		333,733,964	9.9
4,831,245		TIAA-CREF Emerging Markets Debt Fund		46,621,519	1.4
5,440,334		TIAA-CREF High-Yield Fund		52,390,417	1.6
4,617,080		TIAA-CREF International Bond Fund		44,462,476	1.3
		TOTAL FIXED INCOME		1,013,448,541	30.2
INFLATION-PROTECTED ASSETS—2.5%
7,319,582		TIAA-CREF Inflation-Linked Bond Fund		84,394,783	2.5
		TOTAL INFLATION-PROTECTED ASSETS		84,394,783	2.5
INTERNATIONAL EQUITY—18.9%
12,201,633		TIAA-CREF Emerging Markets Equity Fund		112,499,059	3.4
28,373,404		TIAA-CREF Enhanced International Equity Index Fund		191,236,745	5.7
768,649		TIAA-CREF Global Natural Resources Fund		6,779,488	0.2
16,311,347		TIAA-CREF International Equity Fund		165,560,168	4.9
15,681,627		TIAA-CREF International Opportunities Fund		157,600,350	4.7
		TOTAL INTERNATIONAL EQUITY		633,675,810	18.9
SHORT-TERM FIXED INCOME—2.5%
187,767		TIAA-CREF Money Market Fund		187,767	0.0
8,218,106		TIAA-CREF Short-Term Bond Fund		84,728,670	2.5
		TOTAL SHORT-TERM FIXED INCOME		84,916,437	2.5
U.S. EQUITY—45.2%
21,317,374		TIAA-CREF Enhanced Large-Cap Growth Index Fund		244,510,285	7.3
24,730,159		TIAA-CREF Enhanced Large-Cap Value Index Fund		252,247,622	7.5
24,877,650		TIAA-CREF Growth & Income Fund		303,009,781	9.0
17,537,235		TIAA-CREF Large-Cap Growth Fund		274,983,848	8.2
15,395,735		TIAA-CREF Large-Cap Value Fund		284,513,190	8.5
173,944		TIAA-CREF Mid-Cap Growth Fund		3,444,082	0.1
180,396		TIAA-CREF Mid-Cap Value Fund		4,262,766	0.1
5,074,055		TIAA-CREF Small-Cap Equity Fund		94,428,154	2.8
5,218,585		TIAA-CREF Small/Mid-Cap Equity Fund		55,003,885	1.7
		TOTAL U.S. EQUITY		1,516,403,613	45.2
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,289,743,180)	3,351,823,742	99.9

		TOTAL PORTFOLIO	(Cost $3,289,743,180)	3,351,823,742	99.9
		OTHER ASSETS & LIABILITIES, NET		4,780,290	0.1
		NET ASSETS		$3,356,604,032	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.

36	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2030 Fund  ■  November 30, 2016

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
DIRECT REAL ESTATE—0.6%
1,801,547	(b)	TIAA-CREF Real Property Fund LP		$18,393,791	0.6%
		TOTAL DIRECT REAL ESTATE		18,393,791	0.6
FIXED INCOME—26.1%
43,167,970		TIAA-CREF Bond Fund		445,925,131	13.7
27,122,217		TIAA-CREF Bond Plus Fund		281,799,830	8.7
4,089,903		TIAA-CREF Emerging Markets Debt Fund		39,467,566	1.2
4,642,487		TIAA-CREF High-Yield Fund		44,707,154	1.4
3,823,103		TIAA-CREF International Bond Fund		36,816,484	1.1
		TOTAL FIXED INCOME		848,716,165	26.1
INFLATION-PROTECTED ASSETS—0.5%
1,533,386		TIAA-CREF Inflation-Linked Bond Fund		17,679,938	0.5
		TOTAL INFLATION-PROTECTED ASSETS		17,679,938	0.5
INTERNATIONAL EQUITY—21.3%
13,255,929		TIAA-CREF Emerging Markets Equity Fund		122,219,670	3.8
30,855,591		TIAA-CREF Enhanced International Equity Index Fund		207,966,684	6.4
887,998		TIAA-CREF Global Natural Resources Fund		7,832,142	0.2
17,792,314		TIAA-CREF International Equity Fund		180,591,989	5.6
17,121,948		TIAA-CREF International Opportunities Fund		172,075,579	5.3
		TOTAL INTERNATIONAL EQUITY		690,686,064	21.3
SHORT-TERM FIXED INCOME—0.5%
180,589		TIAA-CREF Money Market Fund		180,589	0.0
1,717,975		TIAA-CREF Short-Term Bond Fund		17,712,319	0.5
		TOTAL SHORT-TERM FIXED INCOME		17,892,908	0.5
U.S. EQUITY—50.9%
23,201,984		TIAA-CREF Enhanced Large-Cap Growth Index Fund		266,126,761	8.2
26,936,033		TIAA-CREF Enhanced Large-Cap Value Index Fund		274,747,540	8.5
27,115,012		TIAA-CREF Growth & Income Fund		330,260,845	10.2
19,112,945		TIAA-CREF Large-Cap Growth Fund		299,690,970	9.2
16,802,228		TIAA-CREF Large-Cap Value Fund		310,505,178	9.6
189,023		TIAA-CREF Mid-Cap Growth Fund		3,742,658	0.1
196,889		TIAA-CREF Mid-Cap Value Fund		4,652,498	0.1
5,538,839		TIAA-CREF Small-Cap Equity Fund		103,077,801	3.2
5,690,467		TIAA-CREF Small/Mid-Cap Equity Fund		59,977,525	1.8
		TOTAL U.S. EQUITY		1,652,781,776	50.9
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,153,586,099)	3,246,150,642	99.9

		TOTAL PORTFOLIO	(Cost $3,153,586,099)	3,246,150,642	99.9
		OTHER ASSETS & LIABILITIES, NET		3,867,851	0.1
		NET ASSETS		$3,250,018,493	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	37

Portfolio of investments (unaudited)

Lifecycle 2035 Fund  ■  November 30, 2016

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
DIRECT REAL ESTATE—0.6%
1,816,794	(b)	TIAA-CREF Real Property Fund LP		$18,549,467	0.6%
		TOTAL DIRECT REAL ESTATE		18,549,467	0.6
FIXED INCOME—19.2%
31,823,665		TIAA-CREF Bond Fund		328,738,456	10.0
20,224,686		TIAA-CREF Bond Plus Fund		210,134,488	6.4
3,131,259		TIAA-CREF Emerging Markets Debt Fund		30,216,649	0.9
3,625,703		TIAA-CREF High-Yield Fund		34,915,521	1.1
2,760,936		TIAA-CREF International Bond Fund		26,587,809	0.8
		TOTAL FIXED INCOME		630,592,923	19.2
INTERNATIONAL EQUITY—23.6%
14,837,557		TIAA-CREF Emerging Markets Equity Fund		136,802,273	4.2
34,522,148		TIAA-CREF Enhanced International Equity Index Fund		232,679,276	7.1
1,050,995		TIAA-CREF Global Natural Resources Fund		9,269,777	0.3
19,931,928		TIAA-CREF International Equity Fund		202,309,072	6.1
19,180,703		TIAA-CREF International Opportunities Fund		192,766,070	5.9
		TOTAL INTERNATIONAL EQUITY		773,826,468	23.6
SHORT-TERM FIXED INCOME—0.0%
186,540		TIAA-CREF Money Market Fund		186,540	0.0
		TOTAL SHORT-TERM FIXED INCOME		186,540	0.0
U.S. EQUITY—56.5%
26,016,328		TIAA-CREF Enhanced Large-Cap Growth Index Fund		298,407,286	9.1
30,185,570		TIAA-CREF Enhanced Large-Cap Value Index Fund		307,892,818	9.4
30,363,368		TIAA-CREF Growth & Income Fund		369,825,816	11.3
21,407,646		TIAA-CREF Large-Cap Growth Fund		335,671,896	10.2
18,800,762		TIAA-CREF Large-Cap Value Fund		347,438,086	10.6
211,903		TIAA-CREF Mid-Cap Growth Fund		4,195,682	0.1
220,654		TIAA-CREF Mid-Cap Value Fund		5,214,048	0.2
6,194,551		TIAA-CREF Small-Cap Equity Fund		115,280,595	3.5
6,380,866		TIAA-CREF Small/Mid-Cap Equity Fund		67,254,326	2.1
		TOTAL U.S. EQUITY		1,851,180,553	56.5
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,147,581,866)	3,274,335,951	99.9

		TOTAL PORTFOLIO	(Cost $3,147,581,866)	3,274,335,951	99.9
		OTHER ASSETS & LIABILITIES, NET		3,364,736	0.1
		NET ASSETS		$3,277,700,687	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.

38	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2040 Fund  ■  November 30, 2016

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
DIRECT REAL ESTATE—0.6%
2,271,528	(b)	TIAA-CREF Real Property Fund LP		$23,192,303	0.6%
		TOTAL DIRECT REAL ESTATE		23,192,303	0.6
FIXED INCOME—11.3%
22,088,782		TIAA-CREF Bond Fund		228,177,113	5.6
15,694,494		TIAA-CREF Bond Plus Fund		163,065,795	4.0
2,460,961		TIAA-CREF Emerging Markets Debt Fund		23,748,271	0.6
2,982,036		TIAA-CREF High-Yield Fund		28,717,009	0.7
1,849,207		TIAA-CREF International Bond Fund		17,807,866	0.4
		TOTAL FIXED INCOME		461,516,054	11.3
INTERNATIONAL EQUITY—25.9%
20,365,171		TIAA-CREF Emerging Markets Equity Fund		187,766,881	4.6
47,309,778		TIAA-CREF Enhanced International Equity Index Fund		318,867,906	7.8
1,493,692		TIAA-CREF Global Natural Resources Fund		13,174,363	0.3
27,328,428		TIAA-CREF International Equity Fund		277,383,542	6.8
26,335,093		TIAA-CREF International Opportunities Fund		264,667,683	6.4
		TOTAL INTERNATIONAL EQUITY		1,061,860,375	25.9
SHORT-TERM FIXED INCOME—0.0%
273,445		TIAA-CREF Money Market Fund		273,445	0.0
		TOTAL SHORT-TERM FIXED INCOME		273,445	0.0
U.S. EQUITY—62.1%
35,733,661		TIAA-CREF Enhanced Large-Cap Growth Index Fund		409,865,087	10.0
41,459,176		TIAA-CREF Enhanced Large-Cap Value Index Fund		422,883,593	10.3
41,704,219		TIAA-CREF Growth & Income Fund		507,957,390	12.4
29,403,642		TIAA-CREF Large-Cap Growth Fund		461,049,104	11.3
25,821,726		TIAA-CREF Large-Cap Value Fund		477,185,505	11.6
290,794		TIAA-CREF Mid-Cap Growth Fund		5,757,731	0.1
302,793		TIAA-CREF Mid-Cap Value Fund		7,155,002	0.2
8,514,326		TIAA-CREF Small-Cap Equity Fund		158,451,611	3.9
8,760,171		TIAA-CREF Small/Mid-Cap Equity Fund		92,332,207	2.3
		TOTAL U.S. EQUITY		2,542,637,230	62.1
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,888,142,999)	4,089,479,407	99.9

		TOTAL PORTFOLIO	(Cost $3,888,142,999)	4,089,479,407	99.9
		OTHER ASSETS & LIABILITIES, NET		5,104,704	0.1
		NET ASSETS		$4,094,584,111	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	39

Portfolio of investments (unaudited)

Lifecycle 2045 Fund  ■  November 30, 2016

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
DIRECT REAL ESTATE—0.6%
1,016,831	(b)	TIAA-CREF Real Property Fund LP		$10,381,846	0.6%
		TOTAL DIRECT REAL ESTATE		10,381,846	0.6
FIXED INCOME—8.2%
6,983,348		TIAA-CREF Bond Fund		72,137,982	3.9
5,289,960		TIAA-CREF Bond Plus Fund		54,962,687	3.0
852,143		TIAA-CREF Emerging Markets Debt Fund		8,223,180	0.4
1,067,922		TIAA-CREF High-Yield Fund		10,284,093	0.6
558,851		TIAA-CREF International Bond Fund		5,381,738	0.3
		TOTAL FIXED INCOME		150,989,680	8.2
INTERNATIONAL EQUITY—26.9%
9,456,036		TIAA-CREF Emerging Markets Equity Fund		87,184,651	4.8
22,020,682		TIAA-CREF Enhanced International Equity Index Fund		148,419,395	8.1
701,215		TIAA-CREF Global Natural Resources Fund		6,184,718	0.3
12,719,229		TIAA-CREF International Equity Fund		129,100,175	7.0
12,225,928		TIAA-CREF International Opportunities Fund		122,870,581	6.7
		TOTAL INTERNATIONAL EQUITY		493,759,520	26.9
SHORT-TERM FIXED INCOME—0.0%
81,040		TIAA-CREF Money Market Fund		81,040	0.0
		TOTAL SHORT-TERM FIXED INCOME		81,040	0.0
U.S. EQUITY—64.2%
16,568,477		TIAA-CREF Enhanced Large-Cap Growth Index Fund		190,040,434	10.4
19,222,658		TIAA-CREF Enhanced Large-Cap Value Index Fund		196,071,112	10.7
19,337,208		TIAA-CREF Growth & Income Fund		235,527,195	12.8
13,633,559		TIAA-CREF Large-Cap Growth Fund		213,774,199	11.6
11,969,888		TIAA-CREF Large-Cap Value Fund		221,203,522	12.0
134,369		TIAA-CREF Mid-Cap Growth Fund		2,660,510	0.2
139,909		TIAA-CREF Mid-Cap Value Fund		3,306,048	0.2
3,945,680		TIAA-CREF Small-Cap Equity Fund		73,429,113	4.0
4,085,504		TIAA-CREF Small/Mid-Cap Equity Fund		43,061,208	2.3
		TOTAL U.S. EQUITY		1,179,073,341	64.2
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,686,677,635)	1,834,285,427	99.9

		TOTAL PORTFOLIO	(Cost $1,686,677,635)	1,834,285,427	99.9
		OTHER ASSETS & LIABILITIES, NET		2,384,978	0.1
		NET ASSETS		$1,836,670,405	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.

40	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2050 Fund  ■  November 30, 2016

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
DIRECT REAL ESTATE—0.6%
629,266	(b)	TIAA-CREF Real Property Fund LP		$6,424,807	0.6%
		TOTAL DIRECT REAL ESTATE		6,424,807	0.6
FIXED INCOME—7.0%
3,687,753		TIAA-CREF Bond Fund		38,094,486	3.4
2,752,833		TIAA-CREF Bond Plus Fund		28,601,933	2.5
464,926		TIAA-CREF Emerging Markets Debt Fund		4,486,537	0.4
593,643		TIAA-CREF High-Yield Fund		5,716,786	0.5
278,137		TIAA-CREF International Bond Fund		2,678,461	0.2
		TOTAL FIXED INCOME		79,578,203	7.0
INTERNATIONAL EQUITY—27.2%
5,927,070		TIAA-CREF Emerging Markets Equity Fund		54,647,585	4.8
13,820,771		TIAA-CREF Enhanced International Equity Index Fund		93,151,994	8.2
441,791		TIAA-CREF Global Natural Resources Fund		3,896,600	0.3
7,987,227		TIAA-CREF International Equity Fund		81,070,350	7.1
7,665,933		TIAA-CREF International Opportunities Fund		77,042,630	6.8
		TOTAL INTERNATIONAL EQUITY		309,809,159	27.2
SHORT-TERM FIXED INCOME—0.0%
41,936		TIAA-CREF Money Market Fund		41,936	0.0
		TOTAL SHORT-TERM FIXED INCOME		41,936	0.0
U.S. EQUITY—65.1%
10,391,359		TIAA-CREF Enhanced Large-Cap Growth Index Fund		119,188,887	10.5
12,055,954		TIAA-CREF Enhanced Large-Cap Value Index Fund		122,970,736	10.8
12,127,807		TIAA-CREF Growth & Income Fund		147,716,690	13.0
8,550,653		TIAA-CREF Large-Cap Growth Fund		134,074,240	11.8
7,507,221		TIAA-CREF Large-Cap Value Fund		138,733,450	12.2
84,182		TIAA-CREF Mid-Cap Growth Fund		1,666,802	0.1
87,736		TIAA-CREF Mid-Cap Value Fund		2,073,205	0.2
2,474,602		TIAA-CREF Small-Cap Equity Fund		46,052,347	4.1
2,563,595		TIAA-CREF Small/Mid-Cap Equity Fund		27,020,292	2.4
		TOTAL U.S. EQUITY		739,496,649	65.1
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,051,424,687)	1,135,350,754	99.9

		TOTAL PORTFOLIO	(Cost $1,051,424,687)	1,135,350,754	99.9
		OTHER ASSETS & LIABILITIES, NET		1,283,312	0.1
		NET ASSETS		$1,136,634,066	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	41

Portfolio of investments (unaudited)

Lifecycle 2055 Fund  ■  November 30, 2016

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
DIRECT REAL ESTATE—0.6%
144,808	(b)	TIAA-CREF Real Property Fund LP		$1,478,486	0.6%
		TOTAL DIRECT REAL ESTATE		1,478,486	0.6
FIXED INCOME—5.8%
702,487		TIAA-CREF Bond Fund		7,256,686	2.8
513,778		TIAA-CREF Bond Plus Fund		5,338,150	2.0
92,060		TIAA-CREF Emerging Markets Debt Fund		888,380	0.3
120,530		TIAA-CREF High-Yield Fund		1,160,704	0.5
48,040		TIAA-CREF International Bond Fund		462,626	0.2
		TOTAL FIXED INCOME		15,106,546	5.8
INTERNATIONAL EQUITY—27.6%
1,382,083		TIAA-CREF Emerging Markets Equity Fund		12,742,805	4.9
3,223,939		TIAA-CREF Enhanced International Equity Index Fund		21,729,351	8.3
102,091		TIAA-CREF Global Natural Resources Fund		900,439	0.3
1,863,009		TIAA-CREF International Equity Fund		18,909,541	7.2
1,791,153		TIAA-CREF International Opportunities Fund		18,001,091	6.9
		TOTAL INTERNATIONAL EQUITY		72,283,227	27.6
SHORT-TERM FIXED INCOME—0.0%
6,610		TIAA-CREF Money Market Fund		6,610	0.0
		TOTAL SHORT-TERM FIXED INCOME		6,610	0.0
U.S. EQUITY—65.8%
2,421,979		TIAA-CREF Enhanced Large-Cap Growth Index Fund		27,780,100	10.6
2,811,060		TIAA-CREF Enhanced Large-Cap Value Index Fund		28,672,807	10.9
2,827,911		TIAA-CREF Growth & Income Fund		34,443,954	13.2
1,993,745		TIAA-CREF Large-Cap Growth Fund		31,261,929	11.9
1,750,447		TIAA-CREF Large-Cap Value Fund		32,348,258	12.4
19,627		TIAA-CREF Mid-Cap Growth Fund		388,616	0.1
20,455		TIAA-CREF Mid-Cap Value Fund		483,350	0.2
576,626		TIAA-CREF Small-Cap Equity Fund		10,731,001	4.1
598,994		TIAA-CREF Small/Mid-Cap Equity Fund		6,313,400	2.4
		TOTAL U.S. EQUITY		172,423,415	65.8
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $249,461,783)	261,298,284	99.8

		TOTAL PORTFOLIO	(Cost $249,461,783)	261,298,284	99.8
		OTHER ASSETS & LIABILITIES, NET		632,547	0.2
		NET ASSETS		$261,930,831	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.

42	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2060 Fund  ■  November 30, 2016

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.4% (a)
DIRECT REAL ESTATE—0.6%
10,310	(b)	TIAA-CREF Real Property Fund LP		$105,266	0.6%
		TOTAL DIRECT REAL ESTATE		105,266	0.6
FIXED INCOME—4.5%
39,646		TIAA-CREF Bond Fund		409,542	2.2
28,063		TIAA-CREF Bond Plus Fund		291,576	1.5
5,542		TIAA-CREF Emerging Markets Debt Fund		53,476	0.3
7,461		TIAA-CREF High-Yield Fund		71,853	0.4
2,333		TIAA-CREF International Bond Fund		22,464	0.1
		TOTAL FIXED INCOME		848,911	4.5
INTERNATIONAL EQUITY—27.8%
99,745		TIAA-CREF Emerging Markets Equity Fund		919,648	4.9
232,616		TIAA-CREF Enhanced International Equity Index Fund		1,567,835	8.3
7,382		TIAA-CREF Global Natural Resources Fund		65,113	0.4
134,826		TIAA-CREF International Equity Fund		1,368,486	7.3
129,432		TIAA-CREF International Opportunities Fund		1,300,793	6.9
		TOTAL INTERNATIONAL EQUITY		5,221,875	27.8
SHORT-TERM FIXED INCOME—0.0%
100		TIAA-CREF Money Market Fund		100	0.0
		TOTAL SHORT-TERM FIXED INCOME		100	0.0
U.S. EQUITY—66.5%
175,564		TIAA-CREF Enhanced Large-Cap Growth Index Fund		2,013,716	10.7
203,724		TIAA-CREF Enhanced Large-Cap Value Index Fund		2,077,983	11.1
205,304		TIAA-CREF Growth & Income Fund		2,500,604	13.3
144,560		TIAA-CREF Large-Cap Growth Fund		2,266,699	12.1
127,114		TIAA-CREF Large-Cap Value Fund		2,349,061	12.5
1,426		TIAA-CREF Mid-Cap Growth Fund		28,243	0.1
1,486		TIAA-CREF Mid-Cap Value Fund		35,115	0.2
41,790		TIAA-CREF Small-Cap Equity Fund		777,718	4.1
43,023		TIAA-CREF Small/Mid-Cap Equity Fund		453,462	2.4
		TOTAL U.S. EQUITY		12,502,601	66.5
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $18,353,528)	18,678,753	99.4

		TOTAL PORTFOLIO	(Cost $18,353,528)	18,678,753	99.4
		OTHER ASSETS & LIABILITIES, NET		106,419	0.6
		NET ASSETS		$18,785,172	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	43

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Funds  ■  November 30, 2016

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund
ASSETS
Affiliated investments, at value‡	$425,684,564	$1,125,820,979	$1,786,702,668	$3,170,108,448	$3,351,823,742	$3,246,150,642
Cash	448,868	365,884	1,593,297	3,139,297	5,109,516	4,033,578
Receivable from securities transactions	2,971,693	8,786,111	14,566,879	28,065,899	30,343,879	29,767,410
Receivable from Fund shares sold	489,741	742,517	544,987	5,864,462	6,757,909	5,585,974
Dividends and interest receivable	442,355	1,131,644	1,701,989	2,676,691	2,416,555	1,949,471
Due from affiliates	5,168	11,093	17,079	29,423	31,014	30,039
Other	38,531	69,845	91,355	120,100	125,446	119,838
Total assets	430,080,920	1,136,928,073	1,805,218,254	3,210,004,320	3,396,608,061	3,287,636,952
LIABILITIES
Management fees payable	3,499	9,262	14,692	26,046	27,514	26,645
Service agreement fees payable	3,089	8,723	13,417	21,855	21,438	19,294
Distribution fees payable	23,411	18,139	29,694	56,845	62,226	59,900
Due to affiliates	2,559	5,093	6,792	9,471	9,470	9,190
Payable for securities transactions	3,570,518	9,515,940	17,413,922	32,614,700	38,432,449	36,936,987
Payable for Fund shares redeemed	186,824	373,405	497,810	2,072,848	1,258,006	379,548
Payable for trustee compensation	13,930	55,696	82,082	115,909	114,868	110,402
Accrued expenses and other payables	22,868	30,151	42,561	72,436	78,058	76,493
Total liabilities	3,826,698	10,016,409	18,100,970	34,990,110	40,004,029	37,618,459
NET ASSETS	$426,254,222	$1,126,911,664	$1,787,117,284	$3,175,014,210	$3,356,604,032	$3,250,018,493
NET ASSETS CONSIST OF:
Paid-in-capital	$400,791,018	$997,203,999	$1,705,330,823	$2,994,836,018	$3,133,978,019	$2,995,757,040
Undistributed net investment income (loss)	782,113	13,321,281	20,283,346	31,477,817	28,868,554	24,173,284
Accumulated net realized gain (loss) on total investments	(1,492,477)	(5,837,565)	62,264,978	119,230,434	131,676,897	137,523,626
Net unrealized appreciation (depreciation) on total investments	26,173,568	122,223,949	(761,863)	29,469,941	62,080,562	92,564,543
NET ASSETS	$426,254,222	$1,126,911,664	$1,787,117,284	$3,175,014,210	$3,356,604,032	$3,250,018,493
INSTITUTIONAL CLASS:
Net assets	$148,022,231	$554,939,976	$893,448,912	$1,645,241,623	$1,801,931,263	$1,817,800,301
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	13,420,967	49,616,613	90,613,018	163,699,337	178,698,031	181,178,014
Net asset value per share	$11.03	$11.18	$9.86	$10.05	$10.08	$10.03
ADVISOR CLASS:
Net assets	$103,946	$104,997	$104,919	$105,260	$115,536	$105,811
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,424	9,386	10,644	10,478	11,462	10,545
Net asset value per share	$11.03	$11.19	$9.86	$10.05	$10.08	$10.03
PREMIER CLASS:
Net assets	$32,751,890	$147,556,012	$241,139,437	$466,987,471	$510,223,493	$492,410,720
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,971,550	13,235,691	24,576,284	46,620,529	50,846,831	49,333,766
Net asset value per share	$11.02	$11.15	$9.81	$10.02	$10.03	$9.98
RETIREMENT CLASS:
Net assets	$150,286,454	$424,310,679	$652,424,016	$1,062,679,856	$1,044,333,740	$939,701,661
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	13,657,150	32,772,077	55,061,731	86,276,910	83,644,492	74,428,712
Net asset value per share	$11.00	$12.95	$11.85	$12.32	$12.49	$12.63
RETAIL CLASS:
Net assets	$95,089,701	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	8,633,619	—	—	—	—	—
Net asset value per share	$11.01	$—	$—	$—	$—	$—
‡ Affiliated investments, cost	$399,510,996	$1,003,597,030	$1,787,464,531	$3,140,638,507	$3,289,743,180	$3,153,586,099

44	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	45

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Funds  ■  November 30, 2016

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund
ASSETS
Affiliated investments, at value‡	$3,274,335,951	$4,089,479,407	$1,834,285,427	$1,135,350,754	$261,298,284	$18,678,753
Cash	5,408,159	6,246,015	4,626,288	2,766,631	745,743	52,929
Receivable from securities transactions	28,970,560	35,851,266	13,730,813	8,312,370	1,858,576	354,561
Receivable from Fund shares sold	6,189,310	8,008,283	6,206,735	3,994,297	1,204,871	81,128
Dividends and interest receivable	1,431,516	1,070,029	355,301	188,661	36,155	1,986
Due from affiliates	30,174	37,444	17,419	11,216	3,392	1,253
Other	119,659	151,948	61,990	44,613	3,413	19,101
Total assets	3,316,485,329	4,140,844,392	1,859,283,973	1,150,668,542	265,150,434	19,189,711
LIABILITIES
Management fees payable	26,853	33,552	15,015	9,291	2,136	152
Service agreement fees payable	17,619	21,599	9,203	5,660	1,503	125
Distribution fees payable	61,958	78,472	38,603	25,763	7,261	406
Due to affiliates	9,108	11,009	5,458	3,774	2,148	1,807
Payable for securities transactions	38,189,136	45,045,080	21,369,867	13,127,946	3,178,153	390,500
Payable for Fund shares redeemed	294,840	829,587	1,083,650	800,702	4,090	—
Payable for trustee compensation	110,778	147,556	43,861	25,122	4,096	216
Accrued expenses and other payables	74,350	93,426	47,911	36,218	20,216	11,333
Total liabilities	38,784,642	46,260,281	22,613,568	14,034,476	3,219,603	404,539
NET ASSETS	$3,277,700,687	$4,094,584,111	$1,836,670,405	$1,136,634,066	$261,930,831	$18,785,172
NET ASSETS CONSIST OF:
Paid-in-capital	$2,986,008,879	$3,677,547,364	$1,661,054,801	$1,036,707,864	$248,100,680	$18,703,691
Undistributed net investment income (loss)	18,652,634	15,877,596	5,827,626	3,140,238	578,488	31,878
Accumulated net realized gain (loss) on total investments	146,285,089	199,822,743	22,180,186	12,859,897	1,415,162	(275,622)
Net unrealized appreciation (depreciation) on total investments	126,754,085	201,336,408	147,607,792	83,926,067	11,836,501	325,225
NET ASSETS	$3,277,700,687	$4,094,584,111	$1,836,670,405	$1,136,634,066	$261,930,831	$18,785,172
INSTITUTIONAL CLASS:
Net assets	$1,908,597,033	$2,394,931,430	$1,068,065,092	$647,121,081	$127,484,864	$9,138,569
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	189,552,104	237,141,823	98,058,137	59,360,650	10,395,083	917,926
Net asset value per share	$10.07	$10.10	$10.89	$10.90	$12.26	$9.96
ADVISOR CLASS:
Net assets	$105,950	$106,185	$106,720	$106,904	$107,082	$107,101
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,528	10,520	9,796	9,806	8,732	10,757
Net asset value per share	$10.06	$10.09	$10.89	$10.90	$12.26	$9.96
PREMIER CLASS:
Net assets	$510,114,468	$647,684,955	$320,386,077	$214,164,783	$60,902,224	$3,406,511
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	50,841,678	64,371,218	29,556,398	19,730,119	4,985,079	342,586
Net asset value per share	$10.03	$10.06	$10.84	$10.85	$12.22	$9.94
RETIREMENT CLASS:
Net assets	$858,883,236	$1,051,861,541	$448,112,516	$275,241,298	$73,436,661	$6,132,991
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	66,668,695	79,975,597	41,462,570	25,448,873	6,012,612	617,563
Net asset value per share	$12.88	$13.15	$10.81	$10.82	$12.21	$9.93
‡ Affiliated investments, cost	$3,147,581,866	$3,888,142,999	$1,686,677,635	$1,051,424,687	$249,461,783	$18,353,528

46	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	47

Statements of operations (unaudited)

TIAA-CREF Lifecycle Funds  ■  For the period ended November 30, 2016

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$3,006,313	$7,940,612	$12,124,969	$19,250,544	$17,887,187	$15,094,998
Total income	3,006,313	7,940,612	12,124,969	19,250,544	17,887,187	15,094,998

EXPENSES
Management fees	207,203	563,881	897,818	1,562,946	1,632,415	1,575,175
Shareholder servicing — Institutional Class	411	478	718	1,074	1,048	1,142
Shareholder servicing — Advisor Class	8	8	8	8	21	8
Shareholder servicing — Premier Class	108	162	203	307	306	344
Shareholder servicing — Retirement Class	184,651	532,228	829,216	1,317,739	1,279,695	1,141,742
Shareholder servicing — Retail Class	11,757	—	—	—	—	—
Distribution fees — Premier Class	23,644	112,078	178,985	346,853	375,032	362,801
Distribution fees — Retail Class	117,779	—	—	—	—	—
Registration fees	37,499	32,080	37,418	42,513	37,685	35,561
Shareholder reports	16,184	25,951	37,402	71,740	72,819	71,037
Professional fees	12,864	15,568	18,079	23,386	23,672	23,205
Administrative service fees	8,758	12,484	15,677	21,946	22,524	21,930
Custody and accounting fees	7,284	5,777	5,781	5,781	5,781	5,772
Trustee fees and expenses	1,341	3,766	5,984	10,287	10,661	10,205
Other expenses	7,567	10,995	15,353	29,290	37,475	36,937
Total expenses	637,058	1,315,456	2,042,642	3,433,870	3,499,134	3,285,859
Less: Expenses reimbursed by the investment adviser	(103,631)	(106,903)	(137,071)	(206,677)	(212,719)	(206,195)
Fee waiver by investment adviser and TPIS	(207,203)	(563,881)	(897,818)	(1,562,946)	(1,632,415)	(1,575,175)
Net expenses	326,224	644,672	1,007,753	1,664,247	1,654,000	1,504,489

Net investment income (loss)	2,680,089	7,295,940	11,117,216	17,586,297	16,233,187	13,590,509

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(988,711)	1,733,474	16,515,095	32,155,987	36,407,373	38,259,388
Net realized gain (loss) from investments	(988,711)	1,733,474	16,515,095	32,155,987	36,407,373	38,259,388
Net change in unrealized appreciation (depreciation) from affiliated investments	6,681,949	16,430,673	17,093,417	37,661,989	49,925,122	58,244,892
Net realized and unrealized gain (loss) from investments	5,693,238	18,164,147	33,608,512	69,817,976	86,332,495	96,504,280
Net increase (decrease) in net assets from operations	$8,373,327	$25,460,087	$44,725,728	$87,404,273	$102,565,682	$110,094,789

48	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	49

Statements of operations (unaudited)	concluded

TIAA-CREF Lifecycle Funds  ■  For the period ended November 30, 2016

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$12,047,080	$10,933,246	$4,130,809	$2,336,943	$468,152	$26,414
Total income	12,047,080	10,933,246	4,130,809	2,336,943	468,152	26,414

EXPENSES
Management fees	1,581,534	1,980,327	866,932	530,262	116,542	7,397
Shareholder servicing — Institutional Class	1,177	1,411	733	558	360	253
Shareholder servicing — Advisor Class	8	8	8	8	8	8
Shareholder servicing — Premier Class	238	395	246	179	114	91
Shareholder servicing — Retirement Class	1,039,718	1,279,477	530,555	323,983	83,651	6,539
Distribution fees — Premier Class	372,720	473,580	228,353	149,399	40,528	2,203
Registration fees	33,655	36,580	32,827	32,565	29,289	32,342
Shareholder reports	68,266	90,770	42,752	29,472	12,352	6,037
Professional fees	23,164	26,491	17,661	15,254	12,392	11,185
Administrative service fees	21,877	25,767	14,739	11,236	7,141	5,765
Custody and accounting fees	5,761	5,763	5,836	5,836	5,752	5,794
Trustee fees and expenses	10,202	12,762	6,278	3,726	871	45
Other expenses	36,875	38,903	25,596	19,982	8,568	3,782
Total expenses	3,195,195	3,972,234	1,772,516	1,122,460	317,568	81,441
Less: Expenses reimbursed by the investment adviser	(201,697)	(239,400)	(147,145)	(119,219)	(77,045)	(65,315)
Fee waiver by investment adviser and TPIS	(1,581,534)	(1,980,327)	(866,932)	(530,262)	(116,542)	(7,397)
Net expenses	1,411,964	1,752,507	758,439	472,979	123,981	8,729

Net investment income (loss)	10,635,116	9,180,739	3,372,370	1,863,964	344,171	17,685

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	42,128,121	61,292,342	(9,907,225)	(6,195,356)	(998,141)	(194,633)
Realized gain (loss) from sale of unaffiliated investments‡	—	—	—	—	—	5,891
Net realized gain (loss) from investments	42,128,121	61,292,342	(9,907,225)	(6,195,356)	(998,141)	(188,742)
Net change in unrealized appreciation (depreciation) from affiliated investments	69,063,485	97,155,294	82,334,778	51,143,681	11,043,084	842,494
Net realized and unrealized gain (loss) from investments	111,191,606	158,447,636	72,427,553	44,948,325	10,044,943	653,752
Net increase (decrease) in net assets from operations	$121,826,722	$167,628,375	$75,799,923	$46,812,289	$10,389,114	$671,437
‡ Includes net realized gain (loss) from securities sold to affiliates of	$—	$—	$—	$—	$—	$(375)

50	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	51

Statements of changes in net assets

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$2,680,089	$7,032,088	$7,295,940	$20,421,442	$11,117,216	$32,680,055
Net realized gain (loss) from investments		(988,711)	5,584,092	1,733,474	18,655,048	16,515,095	76,167,565
Net change in unrealized appreciation (depreciation) from affiliated investments		6,681,949	(13,547,752)	16,430,673	(45,559,620)	17,093,417	(125,245,736)
Net increase (decrease) in net assets from operations		8,373,327	(931,572)	25,460,087	(6,483,130)	44,725,728	(16,398,116)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(1,031,130)	(3,068,791)	—	(12,479,822)	—	(20,367,471)
	Advisor Class†	(776)	(476)	—	(240)	—	(243)
	Premier Class	(209,430)	(622,601)	—	(3,058,523)	—	(5,093,546)
	Retirement Class	(916,484)	(2,826,215)	—	(8,088,041)	—	(12,476,033)
	Retail Class	(584,037)	(1,833,650)	—	—	—	—
From realized gains:	Institutional Class	—	(2,423,136)	—	(13,843,822)	—	(47,039,350)
	Advisor Class†	—	(184)	—	(267)	—	(564)
	Premier Class	—	(532,477)	—	(3,599,487)	—	(12,505,749)
	Retirement Class	—	(2,520,377)	—	(10,218,099)	—	(32,881,018)
	Retail Class	—	(1,631,380)	—	—	—	—
Total distributions		(2,741,857)	(15,459,287)	—	(51,288,301)	—	(130,363,974)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	22,621,458	30,539,943	38,917,809	81,072,710	63,954,717	105,260,140
	Advisor Class†	—	100,027	—	100,000	—	100,000
	Premier Class	5,225,996	9,665,418	17,985,418	35,108,324	27,867,752	38,830,532
	Retirement Class	14,266,670	40,813,705	26,973,359	55,295,070	24,023,378	66,995,964
	Retail Class	8,361,188	22,816,836	—	—	—	—
Reinvestments of distributions:	Institutional Class	1,031,130	5,491,927	—	26,323,644	—	67,406,821
	Premier Class	209,430	1,155,078	—	6,658,010	—	17,599,295
	Retirement Class	916,484	5,346,592	—	18,306,140	—	45,357,051
	Retail Class	556,666	3,301,367	—	—	—	—
Redemptions:	Institutional Class	(8,552,988)	(31,844,189)	(32,915,793)	(70,271,850)	(49,596,943)	(105,073,914)
	Premier Class	(3,576,880)	(6,197,443)	(15,657,348)	(15,885,860)	(20,432,139)	(24,651,515)
	Retirement Class	(10,526,168)	(27,663,626)	(34,898,320)	(91,894,298)	(53,564,563)	(120,109,565)
	Retail Class	(6,961,121)	(11,776,709)	—	—	—	—
Net increase (decrease) from shareholder transactions		23,571,865	41,748,926	405,125	44,811,890	(7,747,798)	91,714,809
Net increase (decrease) in net assets		29,203,335	25,358,067	25,865,212	(12,959,541)	36,977,930	(55,047,281)
NET ASSETS
Beginning of period		397,050,887	371,692,820	1,101,046,452	1,114,005,993	1,750,139,354	1,805,186,635
End of period		$426,254,222	$397,050,887	$1,126,911,664	$1,101,046,452	$1,787,117,284	$1,750,139,354
Undistributed net investment income (loss) included in net assets		$782,113	$843,881	$13,321,281	$6,025,341	$20,283,346	$9,166,130
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	2,050,830	2,809,442	3,490,750	7,383,845	6,558,786	10,790,587
	Advisor Class†	—	9,424	—	9,386	—	10,644
	Premier Class	472,999	885,692	1,633,161	3,179,722	2,860,979	3,941,242
	Retirement Class	1,291,478	3,762,695	2,086,955	4,367,201	2,029,046	5,681,398
	Retail Class	758,230	2,087,335	—	—	—	—
Shares reinvested:	Institutional Class	94,326	516,774	—	2,495,132	—	7,263,666
	Premier Class	19,181	108,816	—	632,290	—	1,904,685
	Retirement Class	84,033	504,750	—	1,495,600	—	4,060,613
	Retail Class	51,017	311,374	—	—	—	—
Shares redeemed:	Institutional Class	(773,824)	(2,928,063)	(2,941,607)	(6,345,067)	(5,031,007)	(10,595,098)
	Premier Class	(323,497)	(574,531)	(1,409,263)	(1,449,652)	(2,085,788)	(2,517,767)
	Retirement Class	(956,969)	(2,563,632)	(2,712,118)	(7,260,199)	(4,555,869)	(10,266,754)
	Retail Class	(630,824)	(1,085,779)	—	—	—	—
Net increase (decrease) from shareholder transactions		2,136,980	3,844,297	147,878	4,508,258	(223,853)	10,273,216
† Advisor Class commenced operations on December 4, 2015.

52	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	53

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$17,586,297	$52,802,001	$16,233,187	$53,518,386	$13,590,509	$51,299,260
Net realized gain (loss) from investments		32,155,987	128,830,280	36,407,373	135,118,494	38,259,388	138,811,355
Net change in unrealized appreciation (depreciation) from affiliated investments		37,661,989	(215,966,619)	49,925,122	(238,620,991)	58,244,892	(257,160,721)
Net increase (decrease) in net assets from operations		87,404,273	(34,334,338)	102,565,682	(49,984,111)	110,094,789	(67,050,106)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(33,484,165)	—	(34,767,485)	—	(34,738,241)
	Advisor Class†	—	(233)	—	(228)	—	(225)
	Premier Class	—	(9,102,596)	—	(9,396,050)	—	(9,099,094)
	Retirement Class	—	(17,612,316)	—	(16,590,424)	—	(14,360,050)
From realized gains:	Institutional Class	—	(73,860,321)	—	(81,366,858)	—	(86,342,616)
	Advisor Class†	—	(516)	—	(537)	—	(561)
	Premier Class	—	(21,347,355)	—	(23,354,908)	—	(24,061,198)
	Retirement Class	—	(44,502,203)	—	(44,645,672)	—	(41,221,883)
Total distributions		—	(199,909,705)	—	(210,122,162)	—	(209,823,868)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	137,133,047	233,422,169	153,257,228	272,266,971	147,339,065	264,995,301
	Advisor Class†	—	100,003	10,000	100,032	—	100,019
	Premier Class	39,428,621	87,002,765	43,265,256	105,202,218	38,493,185	96,393,124
	Retirement Class	51,548,642	127,816,398	65,018,721	126,276,556	57,117,959	125,509,601
Reinvestments of distributions:	Institutional Class	—	107,344,486	—	116,134,343	—	121,080,857
	Premier Class	—	30,449,951	—	32,750,958	—	33,160,292
	Retirement Class	—	62,114,519	—	61,236,096	—	55,581,933
Redemptions:	Institutional Class	(59,872,884)	(101,490,711)	(41,051,201)	(85,803,359)	(37,059,232)	(83,298,786)
	Premier Class	(24,202,019)	(21,495,659)	(18,537,525)	(12,271,083)	(21,602,399)	(13,515,012)
	Retirement Class	(50,168,671)	(132,577,105)	(52,721,695)	(131,810,390)	(33,664,841)	(133,935,243)
Net increase (decrease) from shareholder transactions		93,866,736	392,686,816	149,240,784	484,082,342	150,623,737	466,072,086
Net increase (decrease) in net assets		181,271,009	158,442,773	251,806,466	223,976,069	260,718,526	189,198,112
NET ASSETS
Beginning of period		2,993,743,201	2,835,300,428	3,104,797,566	2,880,821,497	2,989,299,967	2,800,101,855
End of period		$3,175,014,210	$2,993,743,201	$3,356,604,032	$3,104,797,566	$3,250,018,493	$2,989,299,967
Undistributed net investment income (loss) included in net assets		$31,477,817	$13,891,520	$28,868,554	$12,635,367	$24,173,284	$10,582,775
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	13,852,854	23,554,614	15,438,977	27,527,554	14,943,587	26,921,802
	Advisor Class†	—	10,478	989	10,473	—	10,545
	Premier Class	3,996,246	8,669,146	4,382,615	10,512,459	3,927,324	9,679,304
	Retirement Class	4,207,943	10,494,229	5,246,266	10,274,396	4,567,635	10,118,963
Shares reinvested:	Institutional Class	—	11,395,381	—	12,328,487	—	12,963,689
	Premier Class	—	3,235,914	—	3,487,855	—	3,561,793
	Retirement Class	—	5,363,948	—	5,238,331	—	4,718,331
Shares redeemed:	Institutional Class	(5,983,611)	(10,051,354)	(4,097,252)	(8,426,254)	(3,715,169)	(8,230,773)
	Premier Class	(2,426,614)	(2,187,422)	(1,855,405)	(1,257,815)	(2,182,868)	(1,392,116)
	Retirement Class	(4,133,670)	(11,005,160)	(4,299,665)	(10,844,805)	(2,728,306)	(10,959,905)
Net increase (decrease) from shareholder transactions		9,513,148	39,479,774	14,816,525	48,850,681	14,812,203	47,391,633
† Advisor Class commenced operations on December 4, 2015.

54	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	55

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$10,635,116	$48,151,089	$9,180,739	$57,161,220	$3,372,370	$22,409,708
Net realized gain (loss) from investments		42,128,121	145,278,120	61,292,342	195,089,300	(9,907,225)	41,250,648
Net change in unrealized appreciation (depreciation) from affiliated investments		69,063,485	(276,628,785)	97,155,294	(383,650,935)	82,334,778	(106,948,078)
Net increase (decrease) in net assets from operations		121,826,722	(83,199,576)	167,628,375	(131,400,415)	75,799,923	(43,287,722)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(33,541,705)	—	(39,755,836)	—	(14,627,937)
	Advisor Class†	—	(209)	—	(195)	—	(180)
	Premier Class	—	(8,419,720)	—	(10,208,040)	—	(4,173,080)
	Retirement Class	—	(12,206,377)	—	(13,982,463)	—	(6,471,487)
From realized gains:	Institutional Class	—	(97,821,694)	—	(135,560,199)	—	(27,234,862)
	Advisor Class†	—	(613)	—	(669)	—	(337)
	Premier Class	—	(26,249,811)	—	(37,445,533)	—	(8,360,474)
	Retirement Class	—	(41,734,079)	—	(56,846,864)	—	(13,825,415)
Total distributions		—	(219,974,208)	—	(293,799,799)	—	(74,693,772)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	155,425,731	287,948,475	168,216,981	360,743,393	137,351,960	238,954,794
	Advisor Class†	—	100,000	—	100,005	—	100,000
	Premier Class	43,422,701	102,382,571	46,812,557	111,962,992	38,367,720	82,949,614
	Retirement Class	55,990,692	111,875,445	51,648,093	120,063,699	42,732,933	89,902,767
Reinvestments of distributions:	Institutional Class	—	131,363,399	—	175,316,035	—	41,862,799
	Premier Class	—	34,669,531	—	47,653,573	—	12,533,554
	Retirement Class	—	53,940,456	—	70,829,327	—	20,296,902
Redemptions:	Institutional Class	(39,630,443)	(87,451,696)	(49,181,730)	(120,529,325)	(35,870,756)	(45,423,900)
	Premier Class	(19,487,608)	(8,891,511)	(22,842,394)	(11,280,928)	(12,135,547)	(2,840,016)
	Retirement Class	(36,558,938)	(144,459,208)	(42,647,526)	(188,965,893)	(15,458,095)	(66,764,897)
Net increase (decrease) from shareholder transactions		159,162,135	481,477,462	152,005,981	565,892,878	154,988,215	371,571,617
Net increase (decrease) in net assets		280,988,857	178,303,678	319,634,356	140,692,664	230,788,138	253,590,123
NET ASSETS
Beginning of period		2,996,711,830	2,818,408,152	3,774,949,755	3,634,257,091	1,605,882,267	1,352,292,144
End of period		$3,277,700,687	$2,996,711,830	$4,094,584,111	$3,774,949,755	$1,836,670,405	$1,605,882,267
Undistributed net investment income (loss) included in net assets		$18,652,634	$8,017,518	$15,877,596	$6,696,857	$5,827,626	$2,455,256
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	15,743,401	29,247,570	17,030,594	36,618,105	12,898,244	22,867,146
	Advisor Class†	—	10,528	—	10,520	—	9,796
	Premier Class	4,426,152	10,287,976	4,777,632	11,195,528	3,628,474	7,904,043
	Retirement Class	4,401,423	8,871,945	3,992,137	9,330,579	4,030,522	8,647,474
Shares reinvested:	Institutional Class	—	14,049,562	—	18,750,378	—	4,161,312
	Premier Class	—	3,715,920	—	5,107,564	—	1,249,607
	Retirement Class	—	4,498,787	—	5,805,682	—	2,027,662
Shares redeemed:	Institutional Class	(3,978,089)	(8,502,918)	(4,926,398)	(11,641,259)	(3,327,751)	(4,068,307)
	Premier Class	(1,966,941)	(897,830)	(2,304,456)	(1,144,833)	(1,138,774)	(275,396)
	Retirement Class	(2,917,651)	(11,675,343)	(3,347,857)	(14,979,470)	(1,480,293)	(6,520,992)
Net increase (decrease) from shareholder transactions		15,708,295	49,606,197	15,221,652	59,052,794	14,610,422	36,002,345
† Advisor Class commenced operations on December 4, 2015.

56	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	57

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund		Lifecycle 2060 Fund
		November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$1,863,964	$13,138,365	$344,171	$2,418,895	$17,685	$180,056
Net realized gain (loss) from investments		(6,195,356)	24,653,159	(998,141)	3,645,717	(188,742)	(40,054)
Net change in unrealized appreciation (depreciation) from affiliated investments		51,143,681	(61,383,461)	11,043,084	(8,837,515)	842,494	(573,680)
Net increase (decrease) in net assets from operations		46,812,289	(23,591,937)	10,389,114	(2,772,903)	671,437	(433,678)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(8,421,102)	—	(1,299,255)	—	(104,352)
	Advisor Class†	—	(180)	—	(177)	—	(186)
	Premier Class	—	(2,615,313)	—	(587,936)	—	(44,738)
	Retirement Class	—	(3,901,492)	—	(837,338)	—	(59,806)
From realized gains:	Institutional Class	—	(15,165,725)	—	(2,042,664)	—	(215,206)
	Advisor Class†	—	(326)	—	(280)	—	(385)
	Premier Class	—	(5,069,059)	—	(988,295)	—	(100,626)
	Retirement Class	—	(8,053,418)	—	(1,527,289)	—	(139,033)
Total distributions		—	(43,226,615)	—	(7,283,234)	—	(664,332)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	89,930,486	166,512,469	27,564,995	54,378,102	3,784,733	1,244,119
	Advisor Class†	—	100,014	—	100,006	—	100,039
	Premier Class	29,334,407	57,054,228	13,719,265	21,958,079	1,008,251	86,801
	Retirement Class	29,812,643	61,005,045	13,401,533	27,300,426	2,654,475	3,807,531
Reinvestments of distributions:	Institutional Class	—	23,586,827	—	3,341,352	—	21,971
	Premier Class	—	7,684,372	—	1,575,679	—	664
	Retirement Class	—	11,954,910	—	2,364,091	—	55,623
Redemptions:	Institutional Class	(20,622,848)	(28,076,345)	(2,920,621)	(15,714,381)	(490,608)	(838,690)
	Premier Class	(4,457,314)	(3,330,328)	(1,207,686)	(1,910,615)	(259,328)	(64)
	Retirement Class	(8,974,427)	(44,720,960)	(2,935,170)	(21,187,753)	(1,398,180)	(2,038,545)
Net increase (decrease) from shareholder transactions		115,022,947	251,770,232	47,622,316	72,204,986	5,299,343	2,439,449
Net increase (decrease) in net assets		161,835,236	184,951,680	58,011,430	62,148,849	5,970,780	1,341,439
NET ASSETS
Beginning of period		974,798,830	789,847,150	203,919,401	141,770,552	12,814,392	11,472,953
End of period		$1,136,634,066	$974,798,830	$261,930,831	$203,919,401	$18,785,172	$12,814,392
Undistributed net investment income (loss) included in net assets		$3,140,238	$1,276,274	$578,488	$234,317	$31,878	$14,193
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	8,424,029	15,970,551	2,292,656	4,632,987	386,383	132,060
	Advisor Class†	—	9,806	—	8,732	—	10,757
	Premier Class	2,770,108	5,455,177	1,150,651	1,880,087	103,201	9,424
	Retirement Class	2,810,846	5,889,321	1,120,943	2,338,841	272,616	396,279
Shares reinvested:	Institutional Class	—	2,344,615	—	295,695	—	2,396
	Premier Class	—	766,139	—	139,688	—	73
	Retirement Class	—	1,195,491	—	209,582	—	6,066
Shares redeemed:	Institutional Class	(1,915,797)	(2,515,265)	(241,207)	(1,267,309)	(50,417)	(88,873)
	Premier Class	(420,118)	(322,791)	(100,711)	(158,380)	(26,559)	(7)
	Retirement Class	(857,402)	(4,372,091)	(247,277)	(1,774,682)	(144,950)	(214,763)
Net increase (decrease) from shareholder transactions		10,811,666	24,420,953	3,975,055	6,305,241	540,274	253,412
† Advisor Class commenced operations on December 4, 2015.

58	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	59

Financial highlights

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE RETIREMENT INCOME
Institutional Class:	11/30/16	#	$10.87	$0.08		$ 0.16	$ 0.24	$(0.08)	$ —	$(0.08)	$11.03	2.24%[b]		$148,022		0.14%[c]		0.00%[c]		1.45%[c]		13%[b]
	5/31/16		11.38	0.22		(0.27)	(0.05)	(0.26)	(0.20)	(0.46)	10.87	(0.29)		131,032		0.15		0.00		2.02		18
	5/31/15		11.28	0.21		0.32	0.53	(0.30)	(0.13)	(0.43)	11.38	4.83		132,539		0.15		0.00		1.84		19
	5/31/14		10.76	0.21		0.72	0.93	(0.31)	(0.10)	(0.41)	11.28	8.84		97,792		0.17		0.00		1.88		31
	5/31/13		9.90	0.21		0.99	1.20	(0.28)	(0.06)	(0.34)	10.76	12.24		65,475		0.18		0.00		2.01		19
	5/31/12		10.08	0.21		(0.09)	0.12	(0.30)	—	(0.30)	9.90	1.27		32,323		0.22		0.00		2.18		13
Advisor Class:	11/30/16	#	10.88	0.08		0.15	0.23	(0.08)	—	(0.08)	11.03	2.14	[b]	104		0.16	[c]	0.02	[c]	1.44	[c]	13	[b]
	5/31/16	‡	11.10	0.08		0.08	0.16	(0.18)	(0.20)	(0.38)	10.88	1.57	[b]	102		0.18	[c]	0.03	[c]	1.62	[c]	18
Premier Class:	11/30/16	#	10.87	0.07		0.15	0.22	(0.07)	—	(0.07)	11.02	2.07	[b]	32,752		0.29	[c]	0.15	[c]	1.30	[c]	13	[b]
	5/31/16		11.37	0.20		(0.26)	(0.06)	(0.24)	(0.20)	(0.44)	10.87	(0.35)		30,459		0.30		0.15		1.87		18
	5/31/15		11.27	0.19		0.32	0.51	(0.28)	(0.13)	(0.41)	11.37	4.68		27,088		0.30		0.15		1.72		19
	5/31/14		10.75	0.19		0.72	0.91	(0.29)	(0.10)	(0.39)	11.27	8.69		24,433		0.32		0.15		1.77		31
	5/31/13		9.89	0.19		0.99	1.18	(0.26)	(0.06)	(0.32)	10.75	12.08		13,648		0.33		0.15		1.80		19
	5/31/12		10.08	0.20		(0.11)	0.09	(0.28)	—	(0.28)	9.89	1.03		9,322		0.37		0.15		2.00		13
Retirement Class:	11/30/16	#	10.85	0.07		0.15	0.22	(0.07)	—	(0.07)	11.00	2.03	[b]	150,286		0.39	[c]	0.25	[c]	1.20	[c]	13	[b]
	5/31/16		11.35	0.19		(0.26)	(0.07)	(0.23)	(0.20)	(0.43)	10.85	(0.45)		143,639		0.45		0.25		1.77		18
	5/31/15		11.25	0.18		0.32	0.50	(0.27)	(0.13)	(0.40)	11.35	4.59		130,926		0.45		0.25		1.59		19
	5/31/14		10.74	0.18		0.71	0.89	(0.28)	(0.10)	(0.38)	11.25	8.49		113,987		0.47		0.25		1.62		31
	5/31/13		9.88	0.18		0.99	1.17	(0.25)	(0.06)	(0.31)	10.74	12.00		99,400		0.48		0.25		1.77		19
	5/31/12		10.06	0.19		(0.10)	0.09	(0.27)	—	(0.27)	9.88	1.01		72,109		0.52		0.25		1.89		13
Retail Class:	11/30/16	#	10.86	0.07		0.15	0.22	(0.07)	—	(0.07)	11.01	2.02	[b]	95,090		0.42	[c]	0.25	[c]	1.20	[c]	13	[b]
	5/31/16		11.36	0.19		(0.26)	(0.07)	(0.23)	(0.20)	(0.43)	10.86	(0.45)		91,818		0.43		0.25		1.77		18
	5/31/15		11.26	0.18		0.32	0.50	(0.27)	(0.13)	(0.40)	11.36	4.59		81,140		0.43		0.25		1.61		19
	5/31/14		10.75	0.18		0.71	0.89	(0.28)	(0.10)	(0.38)	11.26	8.49		66,340		0.46		0.25		1.63		31
	5/31/13		9.89	0.18		0.99	1.17	(0.25)	(0.06)	(0.31)	10.75	11.99		50,147		0.47		0.25		1.75		19
	5/31/12		10.07	0.19		(0.10)	0.09	(0.27)	—	(0.27)	9.89	1.03		31,296		0.47		0.25		1.90		13

60	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	61

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2010
Institutional Class:	11/30/16	#	$10.93	$0.08		$ 0.17	$ 0.25	$ —	$ —	$ —	$11.18	2.29%[b]	$554,940		0.12%[c]		0.00%[c]		1.41%[c]		15%[b]
	5/31/16		11.58	0.22		(0.30)	(0.08)	(0.27)	(0.30)	(0.57)	10.93	(0.44)	536,150		0.12		0.00		2.02		19
	5/31/15		11.60	0.21		0.38	0.59	(0.34)	(0.27)	(0.61)	11.58	5.25	527,313		0.12		0.00		1.85		20
	5/31/14		11.02	0.21		0.87	1.08	(0.39)	(0.11)	(0.50)	11.60	10.03	482,193		0.13		0.00		1.83		28
	5/31/13		9.94	0.21		1.19	1.40	(0.30)	(0.02)	(0.32)	11.02	14.21	352,956		0.13		0.00		1.99		18
	5/31/12		10.30	0.20		(0.24)	(0.04)	(0.32)	—	(0.32)	9.94	(0.23)	226,848		0.14		0.00		2.07		13
Advisor Class:	11/30/16	#	10.93	0.08		0.18	0.26	—	—	—	11.19	2.38 [b]	105		0.13	[c]	0.02	[c]	1.39	[c]	15	[b]
	5/31/16‡		11.37	0.08		0.05	0.13	(0.27)	(0.30)	(0.57)	10.93	1.39 [b]	103		0.15	[c]	0.03	[c]	1.59	[c]	19
Premier Class:	11/30/16	#	10.90	0.07		0.18	0.25	—	—	—	11.15	2.29 [b]	147,556		0.27	[c]	0.15	[c]	1.26	[c]	15	[b]
	5/31/16		11.55	0.20		(0.29)	(0.09)	(0.26)	(0.30)	(0.56)	10.90	(0.58)	141,824		0.27		0.15		1.87		19
	5/31/15		11.57	0.20		0.37	0.57	(0.32)	(0.27)	(0.59)	11.55	5.10	123,047		0.27		0.15		1.69		20
	5/31/14		11.00	0.20		0.85	1.05	(0.37)	(0.11)	(0.48)	11.57	9.78	137,806		0.28		0.15		1.77		28
	5/31/13		9.92	0.20		1.18	1.38	(0.28)	(0.02)	(0.30)	11.00	14.08	126,525		0.28		0.15		1.85		18
	5/31/12		10.28	0.19		(0.24)	(0.05)	(0.31)	—	(0.31)	9.92	(0.34)	98,192		0.29		0.15		1.92		13
Retirement Class:	11/30/16	#	12.66	0.08		0.21	0.29	—	—	—	12.95	2.29 [b]	424,311		0.37	[c]	0.25	[c]	1.16	[c]	15	[b]
	5/31/16		13.33	0.22		(0.35)	(0.13)	(0.24)	(0.30)	(0.54)	12.66	(0.80)	422,969		0.42		0.25		1.76		19
	5/31/15		13.25	0.21		0.45	0.66	(0.31)	(0.27)	(0.58)	13.33	5.09	463,646		0.42		0.25		1.60		20
	5/31/14		12.53	0.20		0.99	1.19	(0.36)	(0.11)	(0.47)	13.25	9.66	462,794		0.43		0.25		1.59		28
	5/31/13		11.26	0.22		1.34	1.56	(0.27)	(0.02)	(0.29)	12.53	13.94	448,911		0.43		0.25		1.79		18
	5/31/12		11.61	0.20		(0.26)	(0.06)	(0.29)	—	(0.29)	11.26	(0.40)	432,315		0.44		0.25		1.82		13

LIFECYCLE 2015
Institutional Class:	11/30/16	#	9.61	0.07		0.18	0.25	—	—	—	9.86	2.60 [b]	893,449		0.12	[c]	0.00	[c]	1.35	[c]	15	[b]
	5/31/16		10.56	0.20		(0.32)	(0.12)	(0.25)	(0.58)	(0.83)	9.61	(0.79)	856,233		0.12		0.00		2.01		18
	5/31/15		10.80	0.20		0.39	0.59	(0.32)	(0.51)	(0.83)	10.56	5.78	861,906		0.12		0.00		1.85		16
	5/31/14		10.46	0.19		0.93	1.12	(0.35)	(0.43)	(0.78)	10.80	10.93	750,459		0.13		0.00		1.81		20
	5/31/13		9.54	0.20		1.28	1.48	(0.30)	(0.26)	(0.56)	10.46	15.85	537,761		0.13		0.00		1.99		13
	5/31/12		10.21	0.19		(0.35)	(0.16)	(0.30)	(0.21)	(0.51)	9.54	(1.26)	331,069		0.13		0.00		2.02		11
Advisor Class:	11/30/16	#	9.61	0.07		0.18	0.25	—	—	—	9.86	2.60 [b]	105		0.13	[c]	0.02	[c]	1.33	[c]	15	[b]
	5/31/16	‡	10.35	0.07		0.02	0.09	(0.25)	(0.58)	(0.83)	9.61	1.21 [b]	102		0.14	[c]	0.02	[c]	1.54	[c]	18
Premier Class:	11/30/16	#	9.57	0.06		0.18	0.24	—	—	—	9.81	2.51 [b]	241,139		0.27	c	0.15	[c]	1.20	[c]	15	[b]
	5/31/16		10.52	0.18		(0.31)	(0.13)	(0.24)	(0.58)	(0.82)	9.57	(0.94)	227,814		0.27		0.15		1.87		18
	5/31/15		10.77	0.18		0.39	0.57	(0.31)	(0.51)	(0.82)	10.52	5.53	215,362		0.27		0.15		1.69		16
	5/31/14		10.42	0.18		0.93	1.11	(0.33)	(0.43)	(0.76)	10.77	10.90	228,069		0.28		0.15		1.72		20
	5/31/13		9.51	0.19		1.26	1.45	(0.28)	(0.26)	(0.54)	10.42	15.64	197,915		0.28		0.15		1.85		13
	5/31/12		10.19	0.18		(0.36)	(0.18)	(0.29)	(0.21)	(0.50)	9.51	(1.46)	152,161		0.28		0.15		1.84		11
Retirement Class:	11/30/16	#	11.56	0.07		0.22	0.29	—	—	—	11.85	2.51 [b]	652,424		0.37	[c]	0.25	[c]	1.10	[c]	15	[b]
	5/31/16		12.53	0.21		(0.38)	(0.17)	(0.22)	(0.58)	(0.80)	11.56	(1.09)	665,990		0.42		0.25		1.76		18
	5/31/15		12.66	0.20		0.47	0.67	(0.29)	(0.51)	(0.80)	12.53	5.52	727,918		0.42		0.25		1.60		16
	5/31/14		12.14	0.19		1.07	1.26	(0.31)	(0.43)	(0.74)	12.66	10.62	710,134		0.43		0.25		1.55		20
	5/31/13		10.98	0.21		1.48	1.69	(0.27)	(0.26)	(0.53)	12.14	15.67	656,220		0.43		0.25		1.78		13
	5/31/12		11.67	0.20		(0.41)	(0.21)	(0.27)	(0.21)	(0.48)	10.98	(1.55)	575,517		0.43		0.25		1.77		11

62	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	63

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2020
Institutional Class:	11/30/16	#	$ 9.77	$0.06		$ 0.22	$ 0.28	$ —	$ —	$ —	$10.05	2.87%[b]	$1,645,242		0.11%[c]		0.00%[c]		1.23%[c]		12%[b]
	5/31/16		10.72	0.20		(0.36)	(0.16)	(0.25)	(0.54)	(0.79)	9.77	(1.26)	1,521,819		0.12		0.00		1.98		14
	5/31/15		10.86	0.19		0.47	0.66	(0.33)	(0.47)	(0.80)	10.72	6.34	1,403,172		0.12		0.00		1.80		13
	5/31/14		10.36	0.19		1.05	1.24	(0.36)	(0.38)	(0.74)	10.86	12.28	1,103,076		0.13		0.00		1.76		15
	5/31/13		9.25	0.20		1.43	1.63	(0.28)	(0.24)	(0.52)	10.36	18.04	726,575		0.13		0.00		2.00		12
	5/31/12		9.99	0.18		(0.47)	(0.29)	(0.28)	(0.17)	(0.45)	9.25	(2.60)	419,753		0.13		0.00		1.98		8
Advisor Class:	11/30/16	#	9.76	0.06		0.23	0.29	—	—	—	10.05	2.97 [b]	105		0.13	[c]	0.02	[c]	1.22	[c]	12	[b]
	5/31/16	‡	10.48	0.07		(0.01)	0.06	(0.24)	(0.54)	(0.78)	9.76	0.88 [b]	102		0.14	[c]	0.03	[c]	1.43	[c]	14
Premier Class:	11/30/16	#	9.74	0.05		0.23	0.28	—	—	—	10.02	2.87 [b]	466,987		0.26	[c]	0.15	[c]	1.08	[c]	12	[b]
	5/31/16		10.69	0.18		(0.36)	(0.18)	(0.23)	(0.54)	(0.77)	9.74	(1.42)	438,819		0.27		0.15		1.83		14
	5/31/15		10.84	0.18		0.45	0.63	(0.31)	(0.47)	(0.78)	10.69	6.10	377,734		0.27		0.15		1.67		13
	5/31/14		10.34	0.18		1.04	1.22	(0.34)	(0.38)	(0.72)	10.84	12.15	367,841		0.28		0.15		1.70		15
	5/31/13		9.23	0.18		1.44	1.62	(0.27)	(0.24)	(0.51)	10.34	17.92	265,878		0.28		0.15		1.86		12
	5/31/12		9.98	0.17		(0.48)	(0.31)	(0.27)	(0.17)	(0.44)	9.23	(2.80)	190,954		0.28		0.15		1.85		8
Retirement Class:	11/30/16	#	11.98	0.06		0.28	0.34	—	—	—	12.32	2.84 [b]	1,062,680		0.36	[c]	0.25	[c]	0.98	[c]	12	[b]
	5/31/16		12.96	0.21		(0.44)	(0.23)	(0.21)	(0.54)	(0.75)	11.98	(1.54)	1,033,003		0.42		0.25		1.73		14
	5/31/15		12.97	0.20		0.56	0.76	(0.30)	(0.47)	(0.77)	12.96	6.04	1,054,395		0.42		0.25		1.56		13
	5/31/14		12.24	0.19		1.25	1.44	(0.33)	(0.38)	(0.71)	12.97	12.00	964,674		0.43		0.25		1.50		15
	5/31/13		10.84	0.21		1.68	1.89	(0.25)	(0.24)	(0.49)	12.24	17.78	832,093		0.43		0.25		1.79		12
	5/31/12		11.62	0.19		(0.55)	(0.36)	(0.25)	(0.17)	(0.42)	10.84	(2.85)	711,358		0.43		0.25		1.71		8

LIFECYCLE 2025
Institutional Class:	11/30/16	#	9.76	0.05		0.27	0.32	—	—	—	10.08	3.28 [b]	1,801,931		0.11	[c]	0.00	[c]	1.10	[c]	12	[b]
	5/31/16		10.81	0.19		(0.43)	(0.24)	(0.24)	(0.57)	(0.81)	9.76	(1.96)	1,633,946		0.12		0.00		1.96		11
	5/31/15		10.90	0.19		0.53	0.72	(0.34)	(0.47)	(0.81)	10.81	6.93	1,468,702		0.12		0.00		1.79		12
	5/31/14		10.29	0.18		1.19	1.37	(0.38)	(0.38)	(0.76)	10.90	13.64	1,140,353		0.13		0.00		1.73		12
	5/31/13		9.00	0.19		1.60	1.79	(0.27)	(0.23)	(0.50)	10.29	20.37	749,263		0.13		0.00		1.99		11
	5/31/12		9.83	0.18		(0.60)	(0.42)	(0.27)	(0.14)	(0.41)	9.00	(4.00)	403,396		0.13		0.00		1.94		7
Advisor Class:	11/30/16	#	9.76	0.05		0.27	0.32	—	—	—	10.08	3.28 [b]	116		0.14	[c]	0.04	[c]	1.06	[c]	12	[b]
	5/31/16	‡	10.54	0.06		(0.03)	0.03	(0.24)	(0.57)	(0.81)	9.76	0.54 [b]	102		0.14	[c]	0.02	[c]	1.31	[c]	11
Premier Class:	11/30/16	#	9.72	0.05		0.26	0.31	—	—	—	10.03	3.19 [b]	510,223		0.26	[c]	0.15	[c]	0.95	[c]	12	[b]
	5/31/16		10.76	0.18		(0.42)	(0.24)	(0.23)	(0.57)	(0.80)	9.72	(2.02)	469,798		0.27		0.15		1.82		11
	5/31/15		10.86	0.18		0.51	0.69	(0.32)	(0.47)	(0.79)	10.76	6.69	382,956		0.27		0.15		1.63		12
	5/31/14		10.26	0.18		1.16	1.34	(0.36)	(0.38)	(0.74)	10.86	13.42	358,098		0.28		0.15		1.67		12
	5/31/13		8.98	0.18		1.58	1.76	(0.25)	(0.23)	(0.48)	10.26	20.14	264,821		0.28		0.15		1.86		11
	5/31/12		9.80	0.16		(0.58)	(0.42)	(0.26)	(0.14)	(0.40)	8.98	(4.01)	181,859		0.28		0.15		1.81		7
Retirement Class:	11/30/16	#	12.10	0.05		0.34	0.39	—	—	—	12.49	3.22 [b]	1,044,334		0.36	[c]	0.25	[c]	0.85	[c]	12	[b]
	5/31/16		13.19	0.21		(0.52)	(0.31)	(0.21)	(0.57)	(0.78)	12.10	(2.17)	1,000,951		0.42		0.25		1.71		11
	5/31/15		13.13	0.20		0.63	0.83	(0.30)	(0.47)	(0.77)	13.19	6.62	1,029,164		0.42		0.25		1.54		12
	5/31/14		12.25	0.19		1.42	1.61	(0.35)	(0.38)	(0.73)	13.13	13.39	928,337		0.43		0.25		1.47		12
	5/31/13		10.64	0.21		1.87	2.08	(0.24)	(0.23)	(0.47)	12.25	19.94	776,980		0.43		0.25		1.81		11
	5/31/12		11.52	0.18		(0.68)	(0.50)	(0.24)	(0.14)	(0.38)	10.64	(4.11)	665,020		0.43		0.25		1.65		7

64	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	65

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2030
Institutional Class:	11/30/16	#	$ 9.68	$0.05		$0.30	$0.35	$—	$—	$—	$10.03	3.62%[b]	$1,817,800		0.11%[c]		0.00%[c]		0.96%[c]		12%[b]
	5/31/16		10.81	0.19		(0.49)	(0.30)	(0.24)	(0.59)	(0.83)	9.68	(2.51)	1,645,188		0.12		0.00		1.93		12
	5/31/15		10.86	0.19		0.58	0.77	(0.34)	(0.48)	(0.82)	10.81	7.48	1,495,152		0.12		0.00		1.77		11
	5/31/14		10.16	0.18		1.29	1.47	(0.39)	(0.38)	(0.77)	10.86	14.82	1,139,305		0.13		0.00		1.69		11
	5/31/13		8.73	0.19		1.73	1.92	(0.24)	(0.25)	(0.49)	10.16	22.50	736,779		0.13		0.00		1.97		12
	5/31/12		9.61	0.16		(0.68)	(0.52)	(0.25)	(0.11)	(0.36)	8.73	(5.25)	407,473		0.13		0.00		1.86		5
Advisor Class:	11/30/16	#	9.68	0.05		0.30	0.35	—	—	—	10.03	3.62 [b]	106		0.13	[c]	0.02	[c]	0.94	[c]	12	[b]
	5/31/16	‡	10.52	0.05		(0.06)	(0.01)	(0.24)	(0.59)	(0.83)	9.68	0.15 [b]	102		0.14	[c]	0.03	[c]	1.19	[c]	12
Premier Class:	11/30/16	#	9.64	0.04		0.30	0.34	—	—	—	9.98	3.53 [b]	492,411		0.26	[c]	0.15	[c]	0.81	[c]	12	[b]
	5/31/16		10.77	0.18		(0.50)	(0.32)	(0.22)	(0.59)	(0.81)	9.64	(2.67)	458,645		0.27		0.15		1.80		12
	5/31/15		10.82	0.17		0.59	0.76	(0.33)	(0.48)	(0.81)	10.77	7.35	384,809		0.27		0.15		1.62		11
	5/31/14		10.12	0.17		1.29	1.46	(0.38)	(0.38)	(0.76)	10.82	14.72	358,491		0.28		0.15		1.65		11
	5/31/13		8.71	0.17		1.72	1.89	(0.23)	(0.25)	(0.48)	10.12	22.16	267,879		0.28		0.15		1.83		12
	5/31/12		9.58	0.15		(0.67)	(0.52)	(0.24)	(0.11)	(0.35)	8.71	(5.26)	180,029		0.28		0.15		1.74		5
Retirement Class:	11/30/16	#	12.20	0.04		0.39	0.43	—	—	—	12.63	3.52 [b]	939,702		0.36	[c]	0.25	[c]	0.71	[c]	12	[b]
	5/31/16		13.39	0.21		(0.60)	(0.39)	(0.21)	(0.59)	(0.80)	12.20	(2.73)	885,365		0.42		0.25		1.69		12
	5/31/15		13.26	0.20		0.72	0.92	(0.31)	(0.48)	(0.79)	13.39	7.22	920,141		0.42		0.25		1.52		11
	5/31/14		12.25	0.18		1.57	1.75	(0.36)	(0.38)	(0.74)	13.26	14.54	825,381		0.43		0.25		1.41		11
	5/31/13		10.44	0.20		2.07	2.27	(0.21)	(0.25)	(0.46)	12.25	22.15	708,355		0.43		0.25		1.78		12
	5/31/12		11.40	0.16		(0.79)	(0.63)	(0.22)	(0.11)	(0.33)	10.44	(5.40)	599,240		0.43		0.25		1.55		5

LIFECYCLE 2035
Institutional Class:	11/30/16	#	9.68	0.04		0.35	0.39	—	—	—	10.07	4.03 [b]	1,908,597		0.11	[c]	0.00	[c]	0.76	[c]	12	[b]
	5/31/16		10.92	0.18		(0.55)	(0.37)	(0.22)	(0.65)	(0.87)	9.68	(3.08)	1,721,118		0.12		0.00		1.82		11
	5/31/15		10.97	0.18		0.63	0.81	(0.34)	(0.52)	(0.86)	10.92	7.83	1,562,158		0.12		0.00		1.67		11
	5/31/14		10.18	0.17		1.44	1.61	(0.41)	(0.41)	(0.82)	10.97	16.10	1,209,710		0.13		0.00		1.58		10
	5/31/13		8.61	0.18		1.87	2.05	(0.22)	(0.26)	(0.48)	10.18	24.45	775,166		0.13		0.00		1.90		12
	5/31/12		9.59	0.15		(0.80)	(0.65)	(0.23)	(0.10)	(0.33)	8.61	(6.55)	406,001		0.13		0.00		1.75		4
Advisor Class:	11/30/16	#	9.68	0.04		0.34	0.38	—	—	—	10.06	3.93 [b]	106		0.13	[c]	0.02	[c]	0.75	[c]	12	[b]
	5/31/16	‡	10.60	0.04		(0.09)	(0.05)	(0.22)	(0.65)	(0.87)	9.68	(0.17)[b]	102		0.14	[c]	0.03	[c]	0.99	[c]	11
Premier Class:	11/30/16	#	9.65	0.03		0.35	0.38	—	—	—	10.03	3.94 [b]	510,114		0.26	[c]	0.15	[c]	0.61	[c]	12	[b]
	5/31/16		10.90	0.17		(0.56)	(0.39)	(0.21)	(0.65)	(0.86)	9.65	(3.33)	467,084		0.27		0.15		1.68		11
	5/31/15		10.94	0.17		0.64	0.81	(0.33)	(0.52)	(0.85)	10.90	7.78	384,423		0.27		0.15		1.52		11
	5/31/14		10.16	0.17		1.41	1.58	(0.39)	(0.41)	(0.80)	10.94	15.87	357,264		0.28		0.15		1.56		10
	5/31/13		8.60	0.17		1.86	2.03	(0.21)	(0.26)	(0.47)	10.16	24.20	265,404		0.28		0.15		1.76		12
	5/31/12		9.57	0.14		(0.79)	(0.65)	(0.22)	(0.10)	(0.32)	8.60	(6.55)	180,502		0.28		0.15		1.63		4
Retirement Class:	11/30/16	#	12.40	0.03		0.45	0.48	—	—	—	12.88	3.87 [b]	858,883		0.36	[c]	0.25	[c]	0.51	[c]	12	[b]
	5/31/16		13.73	0.20		(0.69)	(0.49)	(0.19)	(0.65)	(0.84)	12.40	(3.36)	808,408		0.42		0.25		1.58		11
	5/31/15		13.57	0.19		0.80	0.99	(0.31)	(0.52)	(0.83)	13.73	7.60	871,827		0.42		0.25		1.43		11
	5/31/14		12.43	0.17		1.76	1.93	(0.38)	(0.41)	(0.79)	13.57	15.72	800,282		0.43		0.25		1.31		10
	5/31/13		10.42	0.20		2.26	2.46	(0.19)	(0.26)	(0.45)	12.43	24.12	693,253		0.43		0.25		1.74		12
	5/31/12		11.51	0.15		(0.94)	(0.79)	(0.20)	(0.10)	(0.30)	10.42	(6.68)	594,181		0.43		0.25		1.43		4

66	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	67

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2040
Institutional Class:	11/30/16	#	$9.67	$0.03		$0.40	$0.43	$—	$—	$—	$10.10	4.45%[b]	$2,394,931		0.11%[c]		0.00%[c]		0.55%[c]		15%[b]
	5/31/16		11.05	0.17		(0.62)	(0.45)	(0.21)	(0.72)	(0.93)	9.67	(3.83)	2,177,059		0.11		0.00		1.70		11
	5/31/15		11.07	0.17		0.70	0.87	(0.35)	(0.54)	(0.89)	11.05	8.35	2,002,921		0.12		0.00		1.60		11
	5/31/14		10.25	0.16		1.52	1.68	(0.43)	(0.43)	(0.86)	11.07	16.75	1,524,091		0.12		0.00		1.51		9
	5/31/13		8.65	0.18		1.96	2.14	(0.22)	(0.32)	(0.54)	10.25	25.40	978,672		0.13		0.00		1.88		13
	5/31/12		9.67	0.15		(0.82)	(0.67)	(0.23)	(0.12)	(0.35)	8.65	(6.71)	526,001		0.13		0.00		1.72		5
Advisor Class:	11/30/16	#	9.67	0.03		0.39	0.42	—	—	—	10.09	4.34 [b]	106		0.13	[c]	0.02	[c]	0.54	[c]	15	[b]
	5/31/16	‡	10.69	0.04		(0.13)	(0.09)	(0.21)	(0.72)	(0.93)	9.67	(0.60)[b]	102		0.14	[c]	0.03	[c]	0.78	[c]	11
Premier Class:	11/30/16	#	9.65	0.02		0.39	0.41	—	—	—	10.06	4.25 [b]	647,685		0.26	[c]	0.15	[c]	0.40	[c]	15	[b]
	5/31/16		11.02	0.15		(0.60)	(0.45)	(0.20)	(0.72)	(0.92)	9.65	(3.89)	597,044		0.26		0.15		1.56		11
	5/31/15		11.04	0.16		0.69	0.85	(0.33)	(0.54)	(0.87)	11.02	8.21	514,930		0.27		0.15		1.47		11
	5/31/14		10.22	0.16		1.50	1.66	(0.41)	(0.43)	(0.84)	11.04	16.64	497,618		0.27		0.15		1.50		9
	5/31/13		8.63	0.16		1.96	2.12	(0.21)	(0.32)	(0.53)	10.22	25.17	377,355		0.28		0.15		1.72		13
	5/31/12		9.66	0.14		(0.83)	(0.69)	(0.22)	(0.12)	(0.34)	8.63	(6.92)	261,785		0.28		0.15		1.61		5
Retirement Class:	11/30/16	#	12.61	0.02		0.52	0.54	—	—	—	13.15	4.28 [b]	1,051,862		0.36	[c]	0.25	[c]	0.30	[c]	15	[b]
	5/31/16		14.10	0.19		(0.78)	(0.59)	(0.18)	(0.72)	(0.90)	12.61	(4.03)	1,000,745		0.41		0.25		1.47		11
	5/31/15		13.89	0.19		0.87	1.06	(0.31)	(0.54)	(0.85)	14.10	8.03	1,116,406		0.42		0.25		1.36		11
	5/31/14		12.66	0.16		1.89	2.05	(0.39)	(0.43)	(0.82)	13.89	16.51	1,072,547		0.42		0.25		1.23		9
	5/31/13		10.57	0.20		2.40	2.60	(0.19)	(0.32)	(0.51)	12.66	25.10	977,063		0.43		0.25		1.69		13
	5/31/12		11.73	0.15		(0.99)	(0.84)	(0.20)	(0.12)	(0.32)	10.57	(7.00)	857,435		0.43		0.25		1.39		5

LIFECYCLE 2045
Institutional Class:	11/30/16	#	10.42	0.03		0.44	0.47	—	—	—	10.89	4.51 [b]	1,068,065		0.12	[c]	0.00	[c]	0.48	[c]	15	[b]
	5/31/16		11.44	0.18		(0.63)	(0.45)	(0.20)	(0.37)	(0.57)	10.42	(3.71)	922,057		0.12		0.00		1.68		8
	5/31/15		11.11	0.18		0.71	0.89	(0.32)	(0.24)	(0.56)	11.44	8.31	749,747		0.13		0.00		1.59		8
	5/31/14		9.94	0.16		1.49	1.65	(0.38)	(0.10)	(0.48)	11.11	16.79	489,349		0.14		0.00		1.51		6
	5/31/13		8.14	0.17		1.87	2.04	(0.18)	(0.06)	(0.24)	9.94	25.33	267,192		0.15		0.00		1.89		9
	5/31/12		8.94	0.14		(0.76)	(0.62)	(0.18)	—	(0.18)	8.14	(6.77)	115,021		0.17		0.00		1.68		9
Advisor Class:	11/30/16	#	10.42	0.02		0.45	0.47	—	—	—	10.89	4.51 [b]	107		0.13	[c]	0.01	[c]	0.47	[c]	15	[b]
	5/31/16	‡	11.08	0.04		(0.13)	(0.09)	(0.20)	(0.37)	(0.57)	10.42	(0.60)[b]	102		0.15	[c]	0.03	[c]	0.73	[c]	8
Premier Class:	11/30/16	#	10.38	0.02		0.44	0.46	—	—	—	10.84	4.43 [b]	320,386		0.27	[c]	0.15	[c]	0.33	[c]	15	[b]
	5/31/16		11.40	0.16		(0.62)	(0.46)	(0.19)	(0.37)	(0.56)	10.38	(3.86)	280,898		0.27		0.15		1.55		8
	5/31/15		11.08	0.16		0.71	0.87	(0.31)	(0.24)	(0.55)	11.40	8.10	207,328		0.28		0.15		1.47		8
	5/31/14		9.92	0.16		1.47	1.63	(0.37)	(0.10)	(0.47)	11.08	16.60	158,576		0.29		0.15		1.48		6
	5/31/13		8.12	0.16		1.87	2.03	(0.17)	(0.06)	(0.23)	9.92	25.25	84,430		0.30		0.15		1.72		9
	5/31/12		8.92	0.13		(0.75)	(0.62)	(0.18)	—	(0.18)	8.12	(6.87)	38,862		0.32		0.15		1.53		9
Retirement Class:	11/30/16	#	10.35	0.01		0.45	0.46	—	—	—	10.81	4.44 [b]	448,113		0.37	[c]	0.25	[c]	0.23	[c]	15	[b]
	5/31/16		11.37	0.15		(0.63)	(0.48)	(0.17)	(0.37)	(0.54)	10.35	(3.98)	402,825		0.42		0.25		1.45		8
	5/31/15		11.05	0.15		0.71	0.86	(0.30)	(0.24)	(0.54)	11.37	8.00	395,217		0.43		0.25		1.37		8
	5/31/14		9.89	0.13		1.48	1.61	(0.35)	(0.10)	(0.45)	11.05	16.52	326,030		0.44		0.25		1.23		6
	5/31/13		8.10	0.15		1.86	2.01	(0.16)	(0.06)	(0.22)	9.89	25.07	248,237		0.45		0.25		1.68		9
	5/31/12		8.90	0.12		(0.76)	(0.64)	(0.16)	—	(0.16)	8.10	(7.03)	155,417		0.48		0.25		1.41		9

68	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	69

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2050
Institutional Class:	11/30/16	#	$10.42	$0.02		$0.46	$0.48	$—	$—	$—	$10.90	4.61%[b]	$647,121		0.12%[c]		0.00%[c]		0.44%[c]		14%[b]
	5/31/16		11.42	0.17		(0.61)	(0.44)	(0.20)	(0.36)	(0.56)	10.42	(3.67)	550,907		0.13		0.00		1.66		9
	5/31/15		11.08	0.18		0.71	0.89	(0.32)	(0.23)	(0.55)	11.42	8.30	423,230		0.13		0.00		1.59		7
	5/31/14		9.91	0.16		1.49	1.65	(0.38)	(0.10)	(0.48)	11.08	16.76	266,715		0.15		0.00		1.51		6
	5/31/13		8.11	0.17		1.86	2.03	(0.18)	(0.05)	(0.23)	9.91	25.33	141,731		0.17		0.00		1.89		8
	5/31/12		8.90	0.14		(0.75)	(0.61)	(0.18)	—	(0.18)	8.11	(6.72)	59,624		0.21		0.00		1.68		6
Advisor Class:	11/30/16	#	10.42	0.02		0.46	0.48	—	—	—	10.90	4.61 [b]	107		0.14	[c]	0.01	[c]	0.43	[c]	14	[b]
	5/31/16	‡	11.06	0.03		(0.11)	(0.08)	(0.20)	(0.36)	(0.56)	10.42	(0.55)[b]	102		0.16	[c]	0.03	[c]	0.70	[c]	9
Premier Class:	11/30/16	#	10.39	0.02		0.44	0.46	—	—	—	10.85	4.43 [b]	214,165		0.27	[c]	0.15	[c]	0.29	[c]	14	[b]
	5/31/16		11.38	0.16		(0.60)	(0.44)	(0.19)	(0.36)	(0.55)	10.39	(3.73)	180,517		0.28		0.15		1.53		9
	5/31/15		11.05	0.17		0.70	0.87	(0.31)	(0.23)	(0.54)	11.38	8.09	130,718		0.28		0.15		1.51		7
	5/31/14		9.89	0.16		1.46	1.62	(0.36)	(0.10)	(0.46)	11.05	16.57	92,974		0.30		0.15		1.47		6
	5/31/13		8.09	0.16		1.86	2.02	(0.17)	(0.05)	(0.22)	9.89	25.25	43,678		0.32		0.15		1.74		8
	5/31/12		8.89	0.12		(0.75)	(0.63)	(0.17)	—	(0.17)	8.09	(6.93)	21,343		0.36		0.15		1.53		6
Retirement Class:	11/30/16	#	10.35	0.01		0.46	0.47	—	—	—	10.82	4.54 [b]	275,241		0.37	[c]	0.25	[c]	0.19	[c]	14	[b]
	5/31/16		11.35	0.15		(0.62)	(0.47)	(0.17)	(0.36)	(0.53)	10.35	(3.93)	243,273		0.43		0.25		1.44		9
	5/31/15		11.02	0.15		0.70	0.85	(0.29)	(0.23)	(0.52)	11.35	7.98	235,899		0.43		0.25		1.35		7
	5/31/14		9.86	0.13		1.48	1.61	(0.35)	(0.10)	(0.45)	11.02	16.48	189,266		0.45		0.25		1.23		6
	5/31/13		8.07	0.15		1.85	2.00	(0.16)	(0.05)	(0.21)	9.86	25.07	142,830		0.47		0.25		1.66		8
	5/31/12		8.86	0.11		(0.74)	(0.63)	(0.16)	—	(0.16)	8.07	(6.97)	85,178		0.52		0.25		1.40		6

LIFECYCLE 2055
Institutional Class:	11/30/16	#	11.72	0.02		0.52	0.54	—	—	—	12.26	4.61 [b]	127,485		0.17	[c]	0.00	[c]	0.40	[c]	12	[b]
	5/31/16		12.77	0.19		(0.67)	(0.48)	(0.22)	(0.35)	(0.57)	11.72	(3.62)	97,784		0.19		0.00		1.62		24
	5/31/15		12.33	0.20		0.79	0.99	(0.35)	(0.20)	(0.55)	12.77	8.31	59,787		0.21		0.00		1.58		9
	5/31/14		11.00	0.17		1.65	1.82	(0.41)	(0.08)	(0.49)	12.33	16.70	29,574		0.32		0.00		1.49		10
	5/31/13		9.00	0.18		2.07	2.25	(0.19)	(0.06)	(0.25)	11.00	25.40	9,903		0.51		0.00		1.79		26
	5/31/12		9.85	0.15		(0.81)	(0.66)	(0.19)	(0.00)[d]	(0.19)	9.00	(6.55)	2,072		1.12		0.00		1.61		44
Advisor Class:	11/30/16	#	11.72	0.02		0.52	0.54	—	—	—	12.26	4.61 [b]	107		0.18	[c]	0.02	[c]	0.39	[c]	12	[b]
	5/31/16	‡	12.36	0.04		(0.11)	(0.07)	(0.22)	(0.35)	(0.57)	11.72	(0.44)[b]	102		0.21	[c]	0.03	[c]	0.67	[c]	24
Premier Class:	11/30/16	#	11.68	0.02		0.52	0.54	—	—	—	12.22	4.62 [b]	60,902		0.32	[c]	0.15	[c]	0.25	[c]	12	[b]
	5/31/16		12.73	0.17		(0.66)	(0.49)	(0.21)	(0.35)	(0.56)	11.68	(3.76)	45,977		0.34		0.15		1.49		24
	5/31/15		12.30	0.18		0.79	0.97	(0.34)	(0.20)	(0.54)	12.73	8.13	26,407		0.36		0.15		1.47		9
	5/31/14		10.98	0.19		1.61	1.80	(0.40)	(0.08)	(0.48)	12.30	16.55	14,041		0.47		0.15		1.65		10
	5/31/13		8.99	0.17		2.06	2.23	(0.18)	(0.06)	(0.24)	10.98	25.19	4,531		0.66		0.15		1.72		26
	5/31/12		9.85	0.14		(0.82)	(0.68)	(0.18)	(0.00)[d]	(0.18)	8.99	(6.73)	1,335		1.28		0.15		1.50		44
Retirement Class:	11/30/16	#	11.69	0.01		0.51	0.52	—	—	—	12.21	4.45 [b]	73,437		0.42	[c]	0.25	[c]	0.15	[c]	12	[b]
	5/31/16		12.73	0.16		(0.66)	(0.50)	(0.19)	(0.35)	(0.54)	11.69	(3.81)	60,056		0.49		0.25		1.33		24
	5/31/15		12.30	0.17		0.79	0.96	(0.33)	(0.20)	(0.53)	12.73	8.02	55,577		0.51		0.25		1.35		9
	5/31/14		10.98	0.15		1.64	1.79	(0.39)	(0.08)	(0.47)	12.30	16.41	35,171		0.62		0.25		1.26		10
	5/31/13		8.99	0.16		2.06	2.22	(0.17)	(0.06)	(0.23)	10.98	25.06	18,835		0.81		0.25		1.64		26
	5/31/12		9.85	0.13		(0.81)	(0.68)	(0.18)	(0.00)[d]	(0.18)	8.99	(6.79)	10,725		1.41		0.25		1.38		44

70	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	71

Financial highlights	concluded

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2060
Institutional Class:	11/30/16	#	$9.51	$0.02		$0.43	$0.45	$—	$—	$—	$9.96	4.73%[b]		$9,139		0.99%[c]		0.00%[c]		0.35%[c]		45%[b]
	5/31/16		10.48	0.16		(0.55)	(0.39)	(0.19)	(0.39)	(0.58)	9.51	(3.52)		5,533		1.15		0.00		1.67		54
	5/31/15	†	10.00	0.14		0.60	0.74	(0.26)	—	(0.26)	10.48	7.55	[b]	5,622		1.64	[c]	0.00	[c]	2.06	[c]	12	[b]
Advisor Class:	11/30/16	#	9.51	0.02		0.43	0.45	—	—	—	9.96	4.73	[b]	107		0.99	[c]	0.02	[c]	0.35	[c]	45	[b]
	5/31/16	‡	10.15	0.03		(0.09)	(0.06)	(0.19)	(0.39)	(0.58)	9.51	(0.39)[b]		102		1.16	[c]	0.02	[c]	0.65	[c]	54
Premier Class:	11/30/16	#	9.50	0.01		0.43	0.44	—	—	—	9.94	4.63	[b]	3,407		1.13	[c]	0.15	[c]	0.21	[c]	45	[b]
	5/31/16		10.47	0.15		(0.56)	(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.68)		2,527		1.30		0.15		1.52		54
	5/31/15	†	10.00	0.13		0.60	0.73	(0.26)	—	(0.26)	10.47	7.40	[b]	2,686		1.82	[c]	0.15	[c]	1.92	[c]	12	[b]
Retirement Class:	11/30/16	#	9.50	0.01		0.42	0.43	—	—	—	9.93	4.53	[b]	6,133		1.23	[c]	0.25	[c]	0.11	[c]	45	[b]
	5/31/16		10.47	0.15		(0.56)	(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.74)		4,652		1.45		0.25		1.55		54
	5/31/15	†	10.00	0.12		0.60	0.72	(0.25)	—	(0.25)	10.47	7.38	[b]	3,165		1.99	[c]	0.25	[c]	1.77	[c]	12	[b]
#	Unaudited
†	The Fund commenced operations on September 26, 2014.
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

72	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	73

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. Prior to October 1, 2016, Teachers Advisors, LLC was named Teachers Advisors, Inc. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

74	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	75

Notes to financial statements (unaudited)

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This final rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

76	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the NAV per share practical expedient and are not categorized within the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2016, there were no transfers between levels by the Funds.

The following table summarizes the market value of the Funds’ investments as of November 30, 2016, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient(a	)	Total
Lifecycle Retirement Income
Registered investment companies	$423,274,239	$—	$—	$—		$423,274,239
TIAA-CREF Real Property Fund LP	—	—	—	2,410,325		2,410,325
Total	$423,274,239	$—	$—	$2,410,325		$425,684,564
Lifecycle 2010
Registered investment companies	$1,119,438,027	$—	$—	$—		$1,119,438,027
TIAA-CREF Real Property Fund LP	—	—	—	6,382,952		6,382,952
Total	$1,119,438,027	$—	$—	$6,382,952		$1,125,820,979
Lifecycle 2015
Registered investment companies	$1,776,572,731	$—	$—	$—		$1,776,572,731
TIAA-CREF Real Property Fund LP	—	—	—	10,129,937		10,129,937
Total	$1,776,572,731	$—	$—	$10,129,937		$1,786,702,668
Lifecycle 2020
Registered investment companies	$3,152,147,592	$—	$—	$—		$3,152,147,592
TIAA-CREF Real Property Fund LP	—	—	—	17,960,856		17,960,856
Total	$3,152,147,592	$—	$—	$17,960,856		$3,170,108,448
Lifecycle 2025
Registered investment companies	$3,332,839,184	$—	$—	$—		$3,332,839,184
TIAA-CREF Real Property Fund LP	—	—	—	18,984,558		18,984,558
Total	$3,332,839,184	$—	$—	$18,984,558		$3,351,823,742
Lifecycle 2030
Registered investment companies	$3,227,756,851	$—	$—	$—		$3,227,756,851
TIAA-CREF Real Property Fund LP	—	—	—	18,393,791		18,393,791
Total	$3,227,756,851	$—	$—	$18,393,791		$3,246,150,642
Lifecycle 2035
Registered investment companies	$3,255,786,484	$—	$—	$—		$3,255,786,484
TIAA-CREF Real Property Fund LP	—	—	—	18,549,467		18,549,467
Total	$3,255,786,484	$—	$—	$18,549,467		$3,274,335,951

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	77

Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient(a	)	Total
Lifecycle 2040
Registered investment companies	$4,066,287,104	$—	$—	$—		$4,066,287,104
TIAA-CREF Real Property Fund LP	—	—	—	23,192,303		23,192,303
Total	$4,066,287,104	$—	$—	$23,192,303		$4,089,479,407
Lifecycle 2045
Registered investment companies	$1,823,903,581	$—	$—	$—		$1,823,903,581
TIAA-CREF Real Property Fund LP	—	—	—	10,381,846		10,381,846
Total	$1,823,903,581	$—	$—	$10,381,846		$1,834,285,427
Lifecycle 2050
Registered investment companies	$1,128,925,947	$—	$—	$—		$1,128,925,947
TIAA-CREF Real Property Fund LP	—	—	—	6,424,807		6,424,807
Total	$1,128,925,947	$—	$—	$6,424,807		$1,135,350,754
Lifecycle 2055
Registered investment companies	$259,819,798	$—	$—	$—		$259,819,798
TIAA-CREF Real Property Fund LP	—	—	—	1,478,486		1,478,486
Total	$259,819,798	$—	$—	$1,478,486		$261,298,284
Lifecycle 2060
Registered investment companies	$18,573,487	$—	$—	$—		$18,573,487
TIAA-CREF Real Property Fund LP	—	—	—	105,266		105,266
Total	$18,573,487	$—	$—	$105,266		$18,678,753
(a)	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of assets and liabilities.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2019. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

78	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

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Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2017. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Advisor Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2016, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss	)
Lifecycle 2060	$—	$253,992	$(375)

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (collectively “TIAA Access”) as of November 30, 2016:

Fund	TIAA	TIAA Access
Lifecycle Retirement Income	—%	9%
Lifecycle 2010	—	8
Lifecycle 2015	—	9
Lifecycle 2020	—	10
Lifecycle 2025	—	9
Lifecycle 2030	—	10
Lifecycle 2035	—	10
Lifecycle 2040	—	9
Lifecycle 2045	—	11
Lifecycle 2050	—	15
Lifecycle 2055	—	4
Lifecycle 2060	55	1

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	79

Notes to financial statements (unaudited)

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds and the TIAA-CREF Real Property Fund LP. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2016
Lifecycle Retirement Income Fund
TIAA-CREF Bond	$98,853,644	$12,883,322	$20,191,645	$(6,592)	$1,351,656	$90,263,153
TIAA-CREF Bond Plus	43,498,213	12,141,137	990,012	(6,342)	718,055	53,831,083
TIAA-CREF Emerging Markets Debt	3,956,958	4,006,209	258,167	(2,746)	125,602	7,583,796
TIAA-CREF Emerging Markets Equity	8,665,114	1,563,214	1,771,315	(212,131)	—	9,094,267
TIAA-CREF Enhanced International Equity Index	12,773,201	3,383,494	530,488	(25,070)	—	15,348,643
TIAA-CREF Enhanced Large-Cap Growth Index	19,865,585	1,881,339	3,298,564	(54,081)	—	19,420,082
TIAA-CREF Enhanced Large-Cap Value Index	19,059,727	2,227,213	2,919,159	(48,138)	—	20,039,520
TIAA-CREF Global Natural Resources	2,401,177	182,629	2,459,750	(285,047)	—	372,136
TIAA-CREF Growth & Income	17,561,975	6,802,289	1,221,951	(7,952)	119,787	24,079,925
TIAA-CREF High-Yield	11,871,555	512,042	4,384,145	(291,234)	304,431	8,418,229
TIAA-CREF Inflation-Linked Bond	39,458,747	4,334,550	1,621,706	(73)	—	42,285,941
TIAA-CREF International Equity	15,123,136	2,413,734	4,018,611	(112,031)	—	13,162,050
TIAA-CREF International Bond	—	7,781,049	69,257	(1,922)	—	7,476,019
TIAA-CREF International Opportunities	11,809,637	1,907,267	1,150,090	(28,171)	—	12,503,287
TIAA-CREF Large-Cap Growth	21,142,253	2,494,279	1,907,987	(11,241)	—	21,867,370
TIAA-CREF Large-Cap Value	20,329,472	2,046,650	1,973,752	(12,007)	—	22,630,482
TIAA-CREF Mid-Cap Growth	927,828	138,428	804,310	38,745	—	272,665
TIAA-CREF Mid-Cap Value	978,407	195,299	888,442	60,240	—	339,239
TIAA-CREF Money Market	27,929	40	—	—	40	27,969
TIAA-CREF Real Property Fund LP	—	2,389,230	—	—	—	2,410,325
TIAA-CREF Short-Term Bond	39,504,069	4,394,150	1,371,831	(3,887)	386,742	42,392,978
TIAA-CREF Small-Cap Equity	8,373,987	447,676	2,573,065	19,631	—	7,503,288
TIAA-CREF Small/Mid-Cap Equity	—	4,130,497	42,778	1,338	—	4,362,117
	$396,182,614	$78,255,737	$54,447,025	$(988,711)	$3,006,313	$425,684,564

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Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2016
Lifecycle 2010 Fund
TIAA-CREF Bond	$265,160,510	$28,042,884	$56,142,485	$385,774	$3,577,091	$233,842,113
TIAA-CREF Bond Plus	120,650,562	25,425,801	4,219,842	(662)	1,941,866	139,828,767
TIAA-CREF Emerging Markets Debt	10,965,127	10,081,919	1,085,646	(10,581)	343,401	19,679,557
TIAA-CREF Emerging Markets Equity	26,167,411	3,491,247	5,508,816	(637,966)	—	26,123,811
TIAA-CREF Enhanced International Equity Index	39,090,264	8,007,431	2,111,014	(168,034)	—	44,182,779
TIAA-CREF Enhanced Large-Cap Growth Index	61,164,659	2,150,365	10,194,143	704,836	—	56,066,380
TIAA-CREF Enhanced Large-Cap Value Index	58,648,827	4,174,651	9,924,440	544,454	—	57,855,656
TIAA-CREF Global Natural Resources	7,333,405	404,864	7,325,813	(759,094)	—	1,179,746
TIAA-CREF Growth & Income	53,771,171	17,058,637	3,997,366	95,734	361,055	69,603,497
TIAA-CREF High-Yield	32,949,334	892,542	13,087,425	(569,587)	827,679	21,913,130
TIAA-CREF Inflation-Linked Bond	91,439,259	7,422,747	3,577,885	2,498	—	95,582,801
TIAA-CREF International Equity	45,598,666	5,089,864	11,655,410	221,335	—	37,953,335
TIAA-CREF International Bond	—	20,173,036	190,639	(5,114)	—	19,364,915
TIAA-CREF International Opportunities	36,137,062	3,931,133	3,827,435	(195,045)	—	36,074,695
TIAA-CREF Large-Cap Growth	64,568,080	4,982,358	6,916,310	232,162	—	63,065,426
TIAA-CREF Large-Cap Value	62,178,355	3,476,955	6,958,999	558,454	—	65,268,973
TIAA-CREF Mid-Cap Growth	3,018,440	224,385	2,495,853	211,165	—	787,401
TIAA-CREF Mid-Cap Value	3,164,059	393,307	2,745,580	254,311	—	979,623
TIAA-CREF Money Market	58,970	—	—	—	85	58,970
TIAA-CREF Real Property Fund LP	—	6,325,923	—	—	—	6,382,952
TIAA-CREF Short-Term Bond	91,537,031	8,256,789	3,704,150	(14,019)	889,435	95,795,408
TIAA-CREF Small-Cap Equity	25,612,568	491,266	8,158,209	878,002	—	21,663,043
TIAA-CREF Small/Mid-Cap Equity	—	11,915,164	142,736	4,851	—	12,568,001
	$1,099,213,760	$172,413,268	$163,970,196	$1,733,474	$7,940,612	$1,125,820,979

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	81

Notes to financial statements (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2016
Lifecycle 2015 Fund
TIAA-CREF Bond	$404,396,208	$42,986,649	$81,576,570	$1,062,954	$5,482,040	$360,752,901
TIAA-CREF Bond Plus	191,900,432	35,980,474	8,188,245	157,470	3,068,138	216,617,866
TIAA-CREF Emerging Markets Debt	17,475,792	15,343,786	1,949,530	63,286	543,844	30,466,577
TIAA-CREF Emerging Markets Equity	45,799,688	5,109,628	8,337,833	(105,828)	—	46,027,696
TIAA-CREF Enhanced International Equity Index	69,211,377	13,218,810	3,059,494	115,363	—	77,973,108
TIAA-CREF Enhanced Large-Cap Growth Index	108,836,814	3,818,654	18,828,887	3,452,630	—	99,073,400
TIAA-CREF Enhanced Large-Cap Value Index	104,471,225	6,622,868	17,596,833	3,412,058	—	102,324,709
TIAA-CREF Global Natural Resources	13,002,310	396,003	12,491,969	(2,788,352)	—	2,332,864
TIAA-CREF Growth & Income	95,225,675	29,561,614	6,670,901	1,741,015	640,390	123,026,897
TIAA-CREF High-Yield	52,373,829	1,711,499	22,041,255	(540,258)	1,309,970	33,896,290
TIAA-CREF Inflation-Linked Bond	110,635,787	9,426,508	4,350,862	142,783	—	116,064,623
TIAA-CREF International Bond	—	31,402,335	557,956	(3,041)	—	29,888,202
TIAA-CREF International Equity	79,456,592	8,454,519	19,016,873	1,016,565	—	67,005,713
TIAA-CREF International Opportunities	63,893,225	6,552,026	6,308,622	245,031	—	63,867,282
TIAA-CREF Large-Cap Growth	114,205,838	7,618,972	11,044,303	3,392,643	—	111,549,220
TIAA-CREF Large-Cap Value	110,112,680	7,745,621	14,088,065	3,292,954	—	115,459,928
TIAA-CREF Mid-Cap Growth	5,635,748	180,076	4,504,900	(97,475)	—	1,392,367
TIAA-CREF Mid-Cap Value	5,936,923	567,792	5,078,860	382,843	—	1,732,193
TIAA-CREF Money Market	143,165	—	—	—	207	143,165
TIAA-CREF Real Property Fund LP	—	10,038,988	—	—	—	10,129,937
TIAA-CREF Short-Term Bond	110,751,814	10,120,356	4,133,194	13,159	1,080,380	116,378,461
TIAA-CREF Small-Cap Equity	45,343,588	928,090	14,553,437	1,532,964	—	38,321,684
TIAA-CREF Small/Mid-Cap Equity	—	21,189,088	310,321	26,331	—	22,277,585
	$1,748,808,710	$268,974,356	$264,688,910	$16,515,095	$12,124,969	$1,786,702,668

82	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

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Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2016
Lifecycle 2020 Fund
TIAA-CREF Bond	$587,689,841	$85,507,349	$83,137,460	$1,303,356	$8,296,830	$581,053,154
TIAA-CREF Bond Plus	327,980,305	40,223,740	9,626,446	215,252	5,206,948	353,828,404
TIAA-CREF Emerging Markets Debt	29,796,731	23,126,142	2,724,871	127,813	933,008	49,641,924
TIAA-CREF Emerging Markets Equity	88,691,511	12,362,469	14,386,205	743,066	—	93,364,237
TIAA-CREF Enhanced International Equity Index	136,317,741	28,099,355	3,187,039	165,859	—	158,401,634
TIAA-CREF Enhanced Large-Cap Growth Index	215,411,553	10,502,110	34,305,059	7,069,591	—	202,077,674
TIAA-CREF Enhanced Large-Cap Value Index	206,828,175	15,058,144	31,100,854	6,852,543	—	208,518,511
TIAA-CREF Global Natural Resources	25,561,070	976,932	24,328,190	(4,273,825)	—	5,176,307
TIAA-CREF Growth & Income	187,324,563	62,531,960	9,066,427	2,468,612	1,277,634	250,650,388
TIAA-CREF High-Yield	89,540,623	3,281,665	40,588,311	(590,952)	2,239,228	55,442,127
TIAA-CREF Inflation-Linked Bond	129,580,963	16,762,591	3,922,228	141,504	—	142,766,215
TIAA-CREF International Bond	—	50,516,139	846,066	(3,067)	—	48,139,439
TIAA-CREF International Equity	153,837,856	18,142,273	31,194,726	2,616,904	—	137,006,544
TIAA-CREF International Opportunities	126,057,036	14,368,746	9,791,748	585,760	—	130,116,640
TIAA-CREF Large-Cap Growth	224,869,274	17,858,343	16,836,521	5,602,943	—	227,381,292
TIAA-CREF Large-Cap Value	216,422,866	13,854,886	18,278,537	5,123,367	—	235,450,736
TIAA-CREF Mid-Cap Growth	11,780,960	433,443	9,546,826	(255,218)	—	2,835,162
TIAA-CREF Mid-Cap Value	12,293,336	1,209,444	10,615,500	900,856	—	3,527,079
TIAA-CREF Money Market	191,615	—	—	—	277	191,615
TIAA-CREF Real Property Fund LP	—	17,802,119	—	—	—	17,960,856
TIAA-CREF Short-Term Bond	129,717,610	17,026,873	3,155,641	16,857	1,296,619	143,126,493
TIAA-CREF Small-Cap Equity	89,216,033	2,641,805	27,025,601	3,320,507	—	78,074,413
TIAA-CREF Small/Mid-Cap Equity	—	42,855,480	296,942	24,259	—	45,377,604
	$2,989,109,662	$495,142,008	$383,961,198	$32,155,987	$19,250,544	$3,170,108,448

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	83

Notes to financial statements (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2016
Lifecycle 2025 Fund
TIAA-CREF Bond	$485,791,745	$92,811,746	$33,250,082	$566,264	$7,115,939	$536,240,165
TIAA-CREF Bond Plus	340,100,452	31,066,100	33,424,267	834,440	5,260,280	333,733,964
TIAA-CREF Emerging Markets Debt	30,953,848	18,990,056	2,963,526	146,674	962,535	46,621,519
TIAA-CREF Emerging Markets Equity	103,594,328	14,999,530	13,818,035	944,960	—	112,499,059
TIAA-CREF Enhanced International Equity Index	161,459,364	34,716,160	1,546,519	121,203	—	191,236,745
TIAA-CREF Enhanced Large-Cap Growth Index	255,718,567	15,361,464	39,062,747	8,659,028	—	244,510,285
TIAA-CREF Enhanced Large-Cap Value Index	245,813,214	19,521,614	34,322,256	7,873,578	—	252,247,622
TIAA-CREF Global Natural Resources	30,356,346	1,025,065	28,226,536	(4,450,154)	—	6,779,488
TIAA-CREF Growth & Income	221,616,622	76,889,192	7,238,802	2,166,836	1,522,938	303,009,781
TIAA-CREF High-Yield	92,840,148	3,030,449	46,803,968	(2,202,611)	2,280,582	52,390,417
TIAA-CREF Inflation-Linked Bond	72,681,300	12,981,404	1,407,348	44,782	—	84,394,783
TIAA-CREF International Bond	—	47,113,804	1,231,688	(895)	—	44,462,476
TIAA-CREF International Equity	179,452,421	22,329,034	31,474,742	3,715,328	—	165,560,168
TIAA-CREF International Opportunities	149,104,951	18,159,694	8,899,657	582,368	—	157,600,350
TIAA-CREF Large-Cap Growth	266,991,118	24,134,737	17,779,091	6,283,856	—	274,983,848
TIAA-CREF Large-Cap Value	256,113,199	19,233,659	18,937,801	5,688,318	—	284,513,190
TIAA-CREF Mid-Cap Growth	14,587,395	264,678	11,635,225	(335,735)	—	3,444,082
TIAA-CREF Mid-Cap Value	15,232,992	1,549,191	13,302,784	1,337,528	—	4,262,766
TIAA-CREF Money Market	187,767	—	—	—	271	187,767
TIAA-CREF Real Property Fund LP	—	18,818,276	—	—	—	18,984,558
TIAA-CREF Short-Term Bond	72,742,135	13,506,642	1,235,165	6,497	744,642	84,728,670
TIAA-CREF Small-Cap Equity	105,557,243	3,041,837	30,000,949	4,409,839	—	94,428,154
TIAA-CREF Small/Mid-Cap Equity	—	51,813,209	200,261	15,269	—	55,003,885
	$3,100,895,155	$541,357,541	$376,761,449	$36,407,373	$17,887,187	$3,351,823,742

84	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2016
Lifecycle 2030 Fund
TIAA-CREF Bond	$372,704,851	$94,779,076	$13,486,694	$328,190	$5,619,445	$445,925,131
TIAA-CREF Bond Plus	302,714,825	29,472,770	47,219,091	1,125,885	4,630,895	281,799,830
TIAA-CREF Emerging Markets Debt	29,703,298	12,722,208	2,849,662	126,043	913,890	39,467,566
TIAA-CREF Emerging Markets Equity	110,902,295	16,505,367	13,438,350	970,099	—	122,219,670
TIAA-CREF Enhanced International Equity Index	174,378,746	38,477,474	1,157,496	89,041	—	207,966,684
TIAA-CREF Enhanced Large-Cap Growth Index	278,299,091	14,609,937	40,349,627	9,476,532	—	266,126,761
TIAA-CREF Enhanced Large-Cap Value Index	267,047,746	20,828,355	36,193,915	8,857,624	—	274,747,540
TIAA-CREF Global Natural Resources	32,692,412	1,263,605	30,133,205	(4,657,442)	—	7,832,142
TIAA-CREF Growth & Income	239,568,748	83,926,634	5,948,356	1,923,521	1,651,239	330,260,845
TIAA-CREF High-Yield	89,336,192	2,684,371	50,518,247	(2,990,735)	2,147,920	44,707,154
TIAA-CREF Inflation-Linked Bond	10,546,037	7,366,918	187,762	8,510	—	17,679,938
TIAA-CREF International Bond	—	38,968,821	970,939	(6,854)	—	36,816,484
TIAA-CREF International Equity	191,954,632	24,131,677	30,228,578	4,775,879	—	180,591,989
TIAA-CREF International Opportunities	161,407,803	19,851,004	8,241,635	506,841	—	172,075,579
TIAA-CREF Large-Cap Growth	287,584,318	24,716,062	14,345,366	5,562,710	—	299,690,970
TIAA-CREF Large-Cap Value	276,844,555	18,899,675	15,657,391	5,221,415	—	310,505,178
TIAA-CREF Mid-Cap Growth	16,347,833	255,733	13,119,640	(306,607)	—	3,742,658
TIAA-CREF Mid-Cap Value	17,012,011	1,830,102	15,054,996	1,780,140	—	4,652,498
TIAA-CREF Money Market	180,589	—	—	—	261	180,589
TIAA-CREF Real Property Fund LP	—	18,233,165	—	—	—	18,393,791
TIAA-CREF Short-Term Bond	10,556,405	7,407,711	177,204	1,189	131,348	17,712,319
TIAA-CREF Small-Cap Equity	114,168,157	2,766,748	31,017,587	5,446,858	—	103,077,801
TIAA-CREF Small/Mid-Cap Equity	—	56,563,802	269,656	20,549	—	59,977,525
	$2,983,950,544	$536,261,215	$370,565,397	$38,259,388	$15,094,998	$3,246,150,642

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	85

Notes to financial statements (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2016
Lifecycle 2035 Fund
TIAA-CREF Bond	$235,271,603	$111,027,401	$11,021,820	$198,808	$3,789,653	$328,738,456
TIAA-CREF Bond Plus	224,704,985	27,472,539	39,656,232	1,222,015	3,459,245	210,134,488
TIAA-CREF Emerging Markets Debt	29,766,147	4,525,123	4,401,935	203,601	889,261	30,216,649
TIAA-CREF Emerging Markets Equity	122,389,038	17,625,284	12,308,521	966,470	—	136,802,273
TIAA-CREF Enhanced International Equity Index	194,042,101	43,538,676	657,029	50,864	—	232,679,276
TIAA-CREF Enhanced Large-Cap Growth Index	309,556,439	18,699,964	44,879,879	11,007,560	—	298,407,286
TIAA-CREF Enhanced Large-Cap Value Index	297,853,067	24,569,613	40,224,485	10,073,779	—	307,892,818
TIAA-CREF Global Natural Resources	36,507,128	1,510,203	33,325,569	(4,999,432)	—	9,269,777
TIAA-CREF Growth & Income	266,457,903	92,313,684	3,028,130	1,011,360	1,843,805	369,825,816
TIAA-CREF High-Yield	89,561,745	3,261,996	61,134,834	(3,803,777)	2,064,846	34,915,521
TIAA-CREF International Bond	—	28,447,515	999,026	(5,654)	—	26,587,809
TIAA-CREF International Equity	211,630,120	25,865,732	29,201,473	5,342,839	—	202,309,072
TIAA-CREF International Opportunities	179,768,931	21,998,109	7,928,825	536,040	—	192,766,070
TIAA-CREF Large-Cap Growth	320,878,807	29,020,293	16,046,147	6,337,829	—	335,671,896
TIAA-CREF Large-Cap Value	307,952,117	20,643,237	14,937,059	5,356,485	—	347,438,086
TIAA-CREF Mid-Cap Growth	18,663,797	417,080	15,183,982	(346,876)	—	4,195,682
TIAA-CREF Mid-Cap Value	19,397,835	1,949,312	17,103,257	2,065,322	—	5,214,048
TIAA-CREF Money Market	186,540	—	—	—	270	186,540
TIAA-CREF Real Property Fund LP	—	18,388,031	—	—	—	18,549,467
TIAA-CREF Small-Cap Equity	127,083,487	3,170,910	34,078,328	6,890,823	—	115,280,595
TIAA-CREF Small/Mid-Cap Equity	—	63,410,626	266,242	20,065	—	67,254,326
	$2,991,671,790	$557,855,328	$386,382,773	$42,128,121	$12,047,080	$3,274,335,951

86	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2016
Lifecycle 2040 Fund
TIAA-CREF Bond	$53,464,563	$188,240,335	$7,415,481	$93,226	$1,538,401	$228,177,113
TIAA-CREF Bond Plus	225,442,975	48,628,433	109,809,676	2,145,271	3,324,592	163,065,795
TIAA-CREF Emerging Markets Debt	37,534,954	3,773,204	18,593,623	694,789	1,075,812	23,748,271
TIAA-CREF Emerging Markets Equity	168,424,155	23,956,047	17,121,206	1,298,218	—	187,766,881
TIAA-CREF Enhanced International Equity Index	268,694,767	56,956,125	927,025	72,847	—	318,867,906
TIAA-CREF Enhanced Large-Cap Growth Index	430,334,531	22,653,878	63,878,906	16,277,053	—	409,865,087
TIAA-CREF Enhanced Large-Cap Value Index	412,964,895	30,026,050	55,477,265	14,997,630	—	422,883,593
TIAA-CREF Global Natural Resources	50,410,054	1,958,067	45,576,637	(7,068,354)	—	13,174,363
TIAA-CREF Growth & Income	369,005,125	123,035,043	3,421,709	1,161,152	2,540,405	507,957,390
TIAA-CREF High-Yield	112,821,648	3,039,177	91,196,701	(6,132,676)	2,453,641	28,717,009
TIAA-CREF International Bond	—	19,445,570	1,039,105	(17,223)	—	17,807,866
TIAA-CREF International Equity	290,671,577	32,287,315	37,196,032	7,386,325	—	277,383,542
TIAA-CREF International Opportunities	248,993,691	28,304,354	11,058,061	774,532	—	264,667,683
TIAA-CREF Large-Cap Growth	444,206,138	36,413,214	22,056,637	9,170,603	—	461,049,104
TIAA-CREF Large-Cap Value	426,765,737	25,055,546	21,006,938	7,655,287	—	477,185,505
TIAA-CREF Mid-Cap Growth	26,411,918	322,947	21,408,685	(591,731)	—	5,757,731
TIAA-CREF Mid-Cap Value	27,522,966	2,434,149	24,153,211	2,944,244	—	7,155,002
TIAA-CREF Money Market	273,445	—	—	—	395	273,445
TIAA-CREF Real Property Fund LP	—	22,990,261	—	—	—	23,192,303
TIAA-CREF Small-Cap Equity	175,766,614	4,418,048	47,979,427	10,395,741	—	158,451,611
TIAA-CREF Small/Mid-Cap Equity	—	87,184,850	484,270	35,408	—	92,332,207
	$3,769,709,753	$761,122,613	$599,800,595	$61,292,342	$10,933,246	$4,089,479,407

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	87

Notes to financial statements (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2016
Lifecycle 2045 Fund
TIAA-CREF Bond	$—	$77,330,979	$3,028,910	$(88,366)	$292,430	$72,137,982
TIAA-CREF Bond Plus	79,570,209	22,727,775	46,970,362	83,965	1,195,131	54,962,687
TIAA-CREF Emerging Markets Debt	15,998,547	1,779,527	10,086,268	192,888	460,282	8,223,180
TIAA-CREF Emerging Markets Equity	73,682,604	14,495,845	6,423,199	(1,130,891)	—	87,184,651
TIAA-CREF Enhanced International Equity Index	117,643,945	34,447,801	981,248	(207,853)	—	148,419,395
TIAA-CREF Enhanced Large-Cap Growth Index	188,298,804	19,278,274	26,844,566	(1,028,215)	—	190,040,434
TIAA-CREF Enhanced Large-Cap Value Index	180,692,013	22,929,598	23,600,799	(1,931,762)	—	196,071,112
TIAA-CREF Global Natural Resources	22,134,982	1,079,044	19,926,339	(2,310,596)	—	6,184,718
TIAA-CREF Growth & Income	160,754,969	67,801,685	1,840,765	(123,559)	1,138,775	235,527,195
TIAA-CREF High-Yield	47,983,538	1,848,209	41,302,358	133,270	1,044,074	10,284,093
TIAA-CREF International Bond	—	6,168,758	598,830	(15,909)	—	5,381,738
TIAA-CREF International Equity	126,842,370	20,793,433	14,743,739	(1,277,121)	—	129,100,175
TIAA-CREF International Opportunities	108,788,016	19,242,305	4,457,682	(387,974)	—	122,870,581
TIAA-CREF Large-Cap Growth	193,484,333	28,637,945	9,419,055	(263,706)	—	213,774,199
TIAA-CREF Large-Cap Value	186,096,470	20,951,152	6,943,194	(328,661)	—	221,203,522
TIAA-CREF Mid-Cap Growth	11,627,244	486,525	9,641,651	(275,209)	—	2,660,510
TIAA-CREF Mid-Cap Value	12,061,303	1,920,985	11,290,063	481,192	—	3,306,048
TIAA-CREF Money Market	81,040	—	—	—	117	81,040
TIAA-CREF Real Property Fund LP	—	10,292,900	—	—	—	10,381,846
TIAA-CREF Small-Cap Equity	76,807,100	5,084,571	20,359,563	(1,431,294)	—	73,429,113
TIAA-CREF Small/Mid-Cap Equity	—	40,642,139	170,472	2,576	—	43,061,208
	$1,602,547,487	$417,939,450	$258,629,063	$(9,907,225)	$4,130,809	$1,834,285,427

88	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2016
Lifecycle 2050 Fund
TIAA-CREF Bond	$—	$41,212,587	$1,972,102	$(52,475)	$154,734	$38,094,486
TIAA-CREF Bond Plus	36,177,244	13,091,997	20,389,957	40,558	568,961	28,601,933
TIAA-CREF Emerging Markets Debt	9,711,323	1,051,034	6,619,552	143,907	278,441	4,486,537
TIAA-CREF Emerging Markets Equity	45,295,680	9,601,703	3,553,566	(631,268)	—	54,647,585
TIAA-CREF Enhanced International Equity Index	72,413,556	23,005,303	577,373	(122,511)	—	93,151,994
TIAA-CREF Enhanced Large-Cap Growth Index	115,835,393	13,613,019	16,009,812	(720,149)	—	119,188,887
TIAA-CREF Enhanced Large-Cap Value Index	111,116,520	15,955,718	14,069,270	(1,212,841)	—	122,970,736
TIAA-CREF Global Natural Resources	13,632,731	837,896	12,369,789	(1,428,283)	—	3,896,600
TIAA-CREF Growth & Income	98,811,530	44,304,775	857,233	(62,300)	704,629	147,716,690
TIAA-CREF High-Yield	29,137,142	1,337,960	25,823,362	57,610	630,117	5,716,786
TIAA-CREF International Bond	—	3,267,943	493,529	(11,015)	—	2,678,461
TIAA-CREF International Equity	78,011,122	14,438,831	8,986,627	(816,360)	—	81,070,350
TIAA-CREF International Opportunities	66,961,781	12,998,414	2,481,942	(216,309)	—	77,042,630
TIAA-CREF Large-Cap Growth	118,939,673	19,582,127	5,087,567	(170,128)	—	134,074,240
TIAA-CREF Large-Cap Value	114,404,232	15,033,124	3,808,113	(189,370)	—	138,733,450
TIAA-CREF Mid-Cap Growth	7,143,514	394,085	5,986,019	(183,384)	—	1,666,802
TIAA-CREF Mid-Cap Value	7,432,466	1,279,551	7,019,182	269,938	—	2,073,205
TIAA-CREF Money Market	41,908	28	—	—	61	41,936
TIAA-CREF Real Property Fund LP	—	6,370,277	—	—	—	6,424,807
TIAA-CREF Small-Cap Equity	47,224,015	3,598,480	12,156,881	(892,360)	—	46,052,347
TIAA-CREF Small/Mid-Cap Equity	—	25,476,229	76,606	1,384	—	27,020,292
	$972,289,830	$266,451,081	$148,338,482	$(6,195,356)	$2,336,943	$1,135,350,754

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	89

Notes to financial statements (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2016
Lifecycle 2055 Fund
TIAA-CREF Bond	$—	$7,997,395	$522,045	$(13,497)	$29,370	$7,256,686
TIAA-CREF Bond Plus	5,058,455	3,029,788	2,670,562	(15,321)	89,521	5,338,150
TIAA-CREF Emerging Markets Debt	2,041,478	315,736	1,544,114	44,907	59,568	888,380
TIAA-CREF Emerging Markets Equity	9,647,673	3,102,784	687,312	(108,505)	—	12,742,805
TIAA-CREF Enhanced International Equity Index	15,450,328	6,713,174	41,240	(6,855)	—	21,729,351
TIAA-CREF Enhanced Large-Cap Growth Index	24,624,529	4,994,345	3,117,768	(165,485)	—	27,780,100
TIAA-CREF Enhanced Large-Cap Value Index	23,616,756	5,553,928	2,749,848	(206,246)	—	28,672,807
TIAA-CREF Global Natural Resources	2,908,887	314,659	2,723,079	(143,254)	—	900,439
TIAA-CREF Growth & Income	21,019,823	12,210,598	23,699	(1,175)	154,609	34,443,954
TIAA-CREF High-Yield	6,124,291	553,671	5,745,202	73,561	135,075	1,160,704
TIAA-CREF International Bond	—	632,506	152,555	(3,405)	—	462,626
TIAA-CREF International Equity	16,606,593	4,351,769	1,499,359	(129,354)	—	18,909,541
TIAA-CREF International Opportunities	14,272,832	4,355,676	518,791	(44,877)	—	18,001,091
TIAA-CREF Large-Cap Growth	25,241,857	6,808,300	911,121	(39,153)	—	31,261,929
TIAA-CREF Large-Cap Value	24,296,397	5,662,667	581,920	(15,522)	—	32,348,258
TIAA-CREF Mid-Cap Growth	1,527,225	173,622	1,336,552	(62,110)	—	388,616
TIAA-CREF Mid-Cap Value	1,579,711	390,359	1,571,526	27,046	—	483,350
TIAA-CREF Money Market	6,600	10	—	—	9	6,610
TIAA-CREF Real Property Fund LP	—	1,466,373	—	—	—	1,478,486
TIAA-CREF Small-Cap Equity	10,031,303	1,533,724	2,502,432	(189,216)	—	10,731,001
TIAA-CREF Small/Mid-Cap Equity	—	5,952,737	16,093	320	—	6,313,400
	$204,054,738	$76,113,821	$28,915,218	$(998,141)	$468,152	$261,298,284

90	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2016
Lifecycle 2060 Fund
TIAA-CREF Bond	$—	$448,334	$26,942	$(722)	$1,578	$409,542
TIAA-CREF Bond Plus	148,565	250,067	101,057	(707)	3,474	291,576
TIAA-CREF Emerging Markets Debt	121,970	49,832	123,115	3,312	3,571	53,476
TIAA-CREF Emerging Markets Equity	583,852	410,720	113,309	(21,734)	—	919,648
TIAA-CREF Enhanced International Equity Index	933,399	767,416	107,413	(18,055)	—	1,567,835
TIAA-CREF Enhanced Large-Cap Growth Index	1,502,115	816,312	384,984	(27,402)	—	2,013,716
TIAA-CREF Enhanced Large-Cap Value Index	1,441,899	834,451	347,144	(49,931)	—	2,077,983
TIAA-CREF Global Natural Resources	175,349	63,517	199,630	(6,928)	—	65,113
TIAA-CREF Growth & Income	1,283,470	1,246,706	110,916	(9,206)	9,544	2,500,604
TIAA-CREF High-Yield	366,398	105,827	414,360	6,886	8,247	71,853
TIAA-CREF International Bond	—	33,702	10,388	(202)	—	22,464
TIAA-CREF International Equity	1,003,795	625,655	224,047	(8,253)	—	1,368,486
TIAA-CREF International Opportunities	862,540	568,657	123,673	(4,332)	—	1,300,793
TIAA-CREF Large-Cap Growth	1,539,440	947,264	222,569	(6,990)	—	2,266,699
TIAA-CREF Large-Cap Value	1,481,557	880,106	209,621	(16,002)	—	2,349,061
TIAA-CREF Mid-Cap Growth	93,383	34,517	100,942	(7,248)	—	28,243
TIAA-CREF Mid-Cap Value	96,722	50,713	117,734	(2,056)	—	35,115
TIAA-CREF Money Market	100	—	—	—	—	100
TIAA-CREF Real Property Fund LP	—	104,491	—	—	—	105,266
TIAA-CREF Small-Cap Equity	611,656	287,746	230,684	(25,064)	—	777,718
TIAA-CREF Small/Mid-Cap Equity	—	428,116	939	1	—	453,462
	$12,246,210	$8,954,149	$3,169,467	$(194,633)	$26,414	$18,678,753

Note 4—investments

TIAA-CREF Real Property Fund LP (“RPF”): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the Commission. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times.

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	91

Notes to financial statements (unaudited)

Net unrealized appreciation (depreciation): At November 30, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation )
Lifecycle Retirement Income	$406,159,783	$21,511,630	$(1,986,849)	$19,524,781
Lifecycle 2010	1,028,387,378	100,053,019	(2,619,418)	97,433,601
Lifecycle 2015	1,789,851,805	52,996,541	(56,145,678)	(3,149,137)
Lifecycle 2020	3,143,676,437	114,538,413	(88,106,402)	26,432,011
Lifecycle 2025	3,292,305,607	149,604,659	(90,086,524)	59,518,135
Lifecycle 2030	3,156,477,170	176,458,817	(86,785,345)	89,673,472
Lifecycle 2035	3,150,657,891	208,359,455	(84,681,395)	123,678,060
Lifecycle 2040	3,893,244,689	303,886,951	(107,652,233)	196,234,718
Lifecycle 2045	1,705,680,525	143,874,322	(15,269,420)	128,604,902
Lifecycle 2050	1,062,826,952	81,664,367	(9,140,565)	72,523,802
Lifecycle 2055	252,691,298	10,384,152	(1,777,166)	8,606,986
Lifecycle 2060	18,985,556	(127,666)	(179,137)	(306,803)

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2016 were as follows:

Fund	Purchases	Sales
Lifecycle Retirement Income	$78,255,737	$54,447,025
Lifecycle 2010	172,413,268	163,970,196
Lifecycle 2015	268,974,356	264,688,910
Lifecycle 2020	495,142,008	383,961,198
Lifecycle 2025	541,357,541	376,761,449
Lifecycle 2030	536,261,215	370,565,397
Lifecycle 2035	557,855,328	386,382,773
Lifecycle 2040	761,122,613	599,800,595
Lifecycle 2045	417,939,450	258,629,063
Lifecycle 2050	266,451,081	148,338,482
Lifecycle 2055	76,113,821	28,915,218
Lifecycle 2060	12,502,214	6,723,423

92	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2016 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Lifecycle Retirement Income	$8,435,298	$7,023,989	$15,459,287
Lifecycle 2010	26,555,702	24,732,599	51,288,301
Lifecycle 2015	38,711,408	91,652,566	130,363,974
Lifecycle 2020	61,528,039	138,381,666	199,909,705
Lifecycle 2025	61,980,200	148,141,962	210,122,162
Lifecycle 2030	59,037,253	150,786,615	209,823,868
Lifecycle 2035	55,022,919	164,951,289	219,974,208
Lifecycle 2040	64,955,423	228,844,376	293,799,799
Lifecycle 2045	26,239,106	48,454,666	74,693,772
Lifecycle 2050	15,350,067	27,876,548	43,226,615
Lifecycle 2055	2,848,870	4,434,364	7,283,234
Lifecycle 2060	227,801	436,531	664,332

The tax character of the fiscal year 2017 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2016, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	93

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in

94	2016 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

the determination or calculation of the equation by or the consideration into which this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifecycle Funds ■ 2016 Semiannual Report	95

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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Understanding your Lifecycle Index Funds report

This semiannual report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2016. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of November 30, 2016.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252. We urge you to read the prospectus carefully before investing.

2	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Index Funds begin on page 32 of this report. You can also obtain lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, LLC (formerly known as Teachers Advisors, Inc.). The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	3

About the funds’ composite benchmarks

Each Lifecycle Index Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed-income, short-term fixed-income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia and the Far East—and in 23 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index* measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

*	On January 1, 2016, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index replaced the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) within the funds’ composite benchmarks.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 6 through 11, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2016–November 30, 2016).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	5

Important information about expenses

Expense examples

Six months ended November 30, 2016

Lifecycle Index Funds Institutional Class	Beginning account value (6/1/16)	Ending account value (11/30/16)	Expenses paid during period (6/1/16–11/30/16	* )	Effective expenses paid during period (6/1/16–11/30/16	† )
Retirement Income Fund actual return	$1,000.00	$1,017.62	$0.05		$0.61
5% annual hypothetical return	1,000.00	1,025.02	0.05		0.61
2010 Fund actual return	1,000.00	1,019.62	0.05		0.56
5% annual hypothetical return	1,000.00	1,025.02	0.05		0.56
2015 Fund actual return	1,000.00	1,022.54	0.05		0.61
5% annual hypothetical return	1,000.00	1,025.02	0.05		0.61
2020 Fund actual return	1,000.00	1,025.85	0.10		0.61
5% annual hypothetical return	1,000.00	1,024.97	0.10		0.61
2025 Fund actual return	1,000.00	1,031.04	0.10		0.56
5% annual hypothetical return	1,000.00	1,024.97	0.10		0.56
2030 Fund actual return	1,000.00	1,035.26	0.15		0.56
5% annual hypothetical return	1,000.00	1,024.92	0.15		0.56
2035 Fund actual return	1,000.00	1,039.98	0.20		0.61
5% annual hypothetical return	1,000.00	1,024.87	0.20		0.61
2040 Fund actual return	1,000.00	1,045.09	0.21		0.56
5% annual hypothetical return	1,000.00	1,024.87	0.20		0.56
2045 Fund actual return	1,000.00	1,046.50	0.21		0.56
5% annual hypothetical return	1,000.00	1,024.87	0.20		0.56
2050 Fund actual return	1,000.00	1,047.74	0.21		0.56
5% annual hypothetical return	1,000.00	1,024.87	0.20		0.56
2055 Fund actual return	1,000.00	1,048.29	0.21		0.56
5% annual hypothetical return	1,000.00	1,024.87	0.20		0.56
2060 Fund actual return	1,000.00	1,049.54	0.21		0.57
5% annual hypothetical return	1,000.00	1,024.87	0.20		0.56

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.01% for the Retirement Income, 2010 and 2015 Funds; 0.02% for the 2020 and 2025 Funds; 0.03% for the 2030 Fund; and 0.04% for the 2035, 2040, 2045, 2050, 2055 and 2060 Funds.

6	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.11% for the 2010, 2025, 2030, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.12% for the Retirement Income, 2015, 2020 and 2035 Funds.

Expense examples

Six months ended November 30, 2016

Lifecycle Index Funds Advisor Class	Beginning account value (6/1/16)	Ending account value (11/30/16)	Expenses paid during period (6/1/16–11/30/16	* )	Effective expenses paid during period (6/1/16–11/30/16	† )
Retirement Income Fund actual return	$1,000.00	$1,017.57	$0.25		$0.81
5% annual hypothetical return	1,000.00	1,024.82	0.25		0.81
2010 Fund actual return	1,000.00	1,018.88	0.10		0.66
5% annual hypothetical return	1,000.00	1,024.97	0.10		0.66
2015 Fund actual return	1,000.00	1,021.82	0.15		0.66
5% annual hypothetical return	1,000.00	1,024.92	0.15		0.66
2020 Fund actual return	1,000.00	1,025.85	0.20		0.66
5% annual hypothetical return	1,000.00	1,024.87	0.20		0.66
2025 Fund actual return	1,000.00	1,030.38	0.20		0.66
5% annual hypothetical return	1,000.00	1,024.87	0.20		0.66
2030 Fund actual return	1,000.00	1,034.62	0.26		0.66
5% annual hypothetical return	1,000.00	1,024.82	0.25		0.66
2035 Fund actual return	1,000.00	1,040.00	0.26		0.66
5% annual hypothetical return	1,000.00	1,024.82	0.25		0.66
2040 Fund actual return	1,000.00	1,045.09	0.31		0.67
5% annual hypothetical return	1,000.00	1,024.77	0.30		0.66
2045 Fund actual return	1,000.00	1,047.15	0.31		0.67
5% annual hypothetical return	1,000.00	1,024.77	0.30		0.66
2050 Fund actual return	1,000.00	1,047.74	0.31		0.67
5% annual hypothetical return	1,000.00	1,024.77	0.30		0.66
2055 Fund actual return	1,000.00	1,048.32	0.31		0.67
5% annual hypothetical return	1,000.00	1,024.77	0.30		0.66
2060 Fund actual return	1,000.00	1,049.54	0.31		0.67
5% annual hypothetical return	1,000.00	1,024.77	0.30		0.66

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	7

Important information about expenses

183/365. There were 183 days in the six months ended November 30, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.02% for the 2010 Fund; 0.03% for the 2015 Fund; 0.04% for the 2020 and 2025 Funds; 0.05% for the Retirement Income, 2030 and 2035 Funds; 0.06% for the 2040, 2045, 2050, 2055 and 2060 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.16% for the Retirement Income Fund; and 0.13% for the 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Funds.

Expense examples

Six months ended November 30, 2016

Lifecycle Index Funds Premier Class	Beginning account value (6/1/16)	Ending account value (11/30/16)	Expenses paid during period (6/1/16–11/30/16	* )	Effective expenses paid during period (6/1/16–11/30/16	† )
Retirement Income Fund actual return	$1,000.00	$1,016.87	$0.81		$1.37
5% annual hypothetical return	1,000.00	1,024.27	0.81		1.37
2010 Fund actual return	1,000.00	1,018.21	0.81		1.32
5% annual hypothetical return	1,000.00	1,024.27	0.81		1.32
2015 Fund actual return	1,000.00	1,021.20	0.81		1.37
5% annual hypothetical return	1,000.00	1,024.27	0.81		1.37
2020 Fund actual return	1,000.00	1,025.27	0.86		1.37
5% annual hypothetical return	1,000.00	1,024.22	0.86		1.37
2025 Fund actual return	1,000.00	1,029.82	0.87		1.32
5% annual hypothetical return	1,000.00	1,024.22	0.86		1.32
2030 Fund actual return	1,000.00	1,034.11	0.92		1.33
5% annual hypothetical return	1,000.00	1,024.17	0.91		1.32
2035 Fund actual return	1,000.00	1,039.52	0.97		1.38
5% annual hypothetical return	1,000.00	1,024.12	0.96		1.37
2040 Fund actual return	1,000.00	1,044.67	0.97		1.33
5% annual hypothetical return	1,000.00	1,024.12	0.96		1.32
2045 Fund actual return	1,000.00	1,046.70	0.97		1.33
5% annual hypothetical return	1,000.00	1,024.12	0.96		1.32

8	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Lifecycle Index Funds Premier Class	Beginning account value (6/1/16)	Ending account value (11/30/16)	Expenses paid during period (6/1/16–11/30/16	* )	Effective expenses paid during period (6/1/16–11/30/16	† )
2050 Fund actual return	$1,000.00	$1,047.32	$0.98		$1.33
5% annual hypothetical return	1,000.00	1,024.12	0.96		1.32
2055 Fund actual return	1,000.00	1,047.58	0.98		1.33
5% annual hypothetical return	1,000.00	1,024.12	0.96		1.32
2060 Fund actual return	1,000.00	1,048.58	0.98		1.34
5% annual hypothetical return	1,000.00	1,024.12	0.96		1.32

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.16% for the Retirement Income, 2010 and 2015 Funds; 0.17% for the 2020 and 2025 Funds; 0.18% for the 2030 Fund; 0.19% for the 2035, 2040, 2045, 2050, 2055 and 2060 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.26% for the 2010, 2025, 2030, 2040, 2045, 2050, 2055 and 2060 Funds; 0.27% for the Retirement Income, 2015, 2020 and 2035 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2016

Lifecycle Index Funds Retirement Class	Beginning account value (6/1/16)	Ending account value (11/30/16)	Expenses paid during period (6/1/16–11/30/16	* )	Effective expenses paid during period (6/1/16–11/30/16	† )
Retirement Income Fund actual return	$1,000.00	$1,015.76	$1.31		$1.87
5% annual hypothetical return	1,000.00	1,023.76	1.32		1.88
2010 Fund actual return	1,000.00	1,017.57	1.32		1.82
5% annual hypothetical return	1,000.00	1,023.76	1.32		1.83
2015 Fund actual return	1,000.00	1,020.55	1.32		1.82
5% annual hypothetical return	1,000.00	1,023.76	1.32		1.83
2020 Fund actual return	1,000.00	1,024.66	1.37		1.88
5% annual hypothetical return	1,000.00	1,023.71	1.37		1.88
2025 Fund actual return	1,000.00	1,029.26	1.37		1.83
5% annual hypothetical return	1,000.00	1,023.71	1.37		1.83
2030 Fund actual return	1,000.00	1,034.24	1.43		1.84
5% annual hypothetical return	1,000.00	1,023.66	1.42		1.83
2035 Fund actual return	1,000.00	1,039.04	1.48		1.84
5% annual hypothetical return	1,000.00	1,023.61	1.47		1.83
2040 Fund actual return	1,000.00	1,044.18	1.49		1.84
5% annual hypothetical return	1,000.00	1,023.61	1.47		1.83
2045 Fund actual return	1,000.00	1,045.63	1.49		1.85
5% annual hypothetical return	1,000.00	1,023.61	1.47		1.83
2050 Fund actual return	1,000.00	1,046.88	1.49		1.85
5% annual hypothetical return	1,000.00	1,023.61	1.47		1.83
2055 Fund actual return	1,000.00	1,047.69	1.49		1.85
5% annual hypothetical return	1,000.00	1,023.61	1.47		1.83
2060 Fund actual return	1,000.00	1,047.57	1.49		1.85
5% annual hypothetical return	1,000.00	1,023.61	1.47		1.83

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.26% for the Retirement Income, 2010 and

10	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

2015 Funds; 0.27% for the 2020 and 2025 Funds; 0.28% for the 2030 Fund; and 0.29% for the 2035, 2040, 2045, 2050, 2055 and 2060 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.36% for the 2010, 2015, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.37% for the Retirement Income and 2020 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	11

Investment results of the Lifecycle Index Funds

Performance for the six months ended November 30, 2016

All twelve TIAA-CREF Lifecycle Index Funds delivered positive returns during the six-month period, and funds with longer target dates outperformed those with shorter target dates. Returns for the Retirement Class ranged from 1.58% for the Retirement Income Fund to 4.77% for the 2055 Fund. The tables on the following pages show returns for all share classes of the funds.

All of the funds underperformed their composite benchmarks during the period except for the 2050 and 2055 Funds, both of which matched their benchmarks’ returns. The relative underperformance ranged from 0.22 of a percentage point for the 2010 Fund to 0.02 of a percentage point for the 2040 Fund. (All results for the Lifecycle Index Funds are for the Retirement Class.)

Global markets produce mixed results

The U.S. economy continued on a steady growth trajectory during the six months. Labor markets improved during the period, with the unemployment rate dipping below 5.0%. Meanwhile, the nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annual rate of 3.5% during the third quarter of 2016, an increase from the 1.4% annual rate reported in the previous quarter. The Federal Reserve held its federal funds target rate unchanged at 0.25%–0.50% during the reporting period but suggested that a rate hike could occur in the near future.

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 6.93% for the six months. Foreign developed-market stocks declined during the period, while emerging-markets stocks showed renewed strength as oil prices recovered. The MSCI EAFE+EM Index, which measures the performance of leading stocks in 44 developed- and emerging-markets countries outside the United States, returned 0.97% in U.S.-dollar terms.

Within the U.S. fixed-income markets, returns were more muted as investors were attracted to higher equity returns and grew concerned about the possibility of interest-rate increases. The broad domestic investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.92% for the six months. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index, rose 0.17%.

12	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Funds deliver positive results on solid advances by U.S. equities

All twelve of the Lifecycle Index Funds produced positive returns for the period, driven primarily by the solid performance of the U.S. equity markets during the six months.

The Lifecycle Index Funds may invest in up to five sectors of the investment markets, including U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying mutual funds that are managed to track individual benchmark indexes. Those underlying funds may include the Equity Index Fund, the International Equity Index Fund, the Emerging Markets Equity Index Fund, the Bond Index Fund, the Short-Term Bond Index Fund and the Inflation-Linked Bond Fund.

For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were supported in large part by the strong results of U.S. and emerging markets equities. The Emerging Markets Equity Index Fund and the Equity Index Fund had the strongest returns, respectively, while the Bond Index Fund and Short-Term Bond Index Fund had slightly negative performance. The Inflation-Linked Bond Fund’s performance was slightly positive.

Funds with higher equity allocations perform better

The Lifecycle Index Funds with larger allocations to stocks had the best performance. For example, the 2040, 2045, 2050, 2055 and 2060 funds, each with at least 85% of their assets invested in equities as of the end of the reporting period, gained between 4.42% for the 2040 Fund and 4.77% for the 2055 Fund (performance for the 2060 Fund was slightly lower, with a return of 4.76%). By comparison, the Retirement Income Fund, with approximately 60% of its portfolio invested in fixed-income and 40% in equity funds at period-end, gained 1.58%. (Performance of the Lifecycle Index Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	13

Lifecycle Index Retirement Income Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
Lifecycle Index Retirement					since fund
Income Fund	Inception date	6 months	1 year		5 years		inception
Institutional Class	9/30/2009	1.76%	3.52%		5.79%		6.28%
Advisor Class	12/4/2015	1.76	3.46	*	5.58	*	6.05	*
Premier Class	9/30/2009	1.69	3.37		5.64		6.12
Retirement Class	9/30/2009	1.58	3.22		5.53		6.01
Lifecycle Index Retirement Income Fund Composite Index†	—	1.79	3.66		5.97		6.45	‡
Broad market index
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		3.55	‡
Russell 3000® Index	—	6.93	8.31		14.41		13.20	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on November 30, 2016, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI EAFE+EM Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

14	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	28.49%	28.11%
International equity	11.91	12.03
Fixed income
Fixed income	39.53	39.93
Inflation-protected assets	9.95	9.94
Short-term fixed income	9.97	9.99
Other assets & liabilities, net	0.15	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	15

Lifecycle Index 2010 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
					since fund
Lifecycle Index 2010 Fund	Inception date	6 months	1 year		5 years		inception
Institutional Class	9/30/2009	1.96%	3.66%		6.50%		6.80%
Advisor Class	12/4/2015	1.89	3.57	*	6.28	*	6.56	*
Premier Class	9/30/2009	1.82	3.44		6.34		6.64
Retirement Class	9/30/2009	1.76	3.30		6.23		6.52
Lifecycle Index 2010 Fund Composite Index†	—	1.98	3.76		6.66		6.94	‡
Broad market index
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		3.55	‡
Russell 3000® Index	—	6.93	8.31		14.41		13.20	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on November 30, 2016, the Lifecycle Index 2010 Fund Composite Index consisted of: 39.3% Bloomberg Barclays U.S. Aggregate Bond Index; 30.5% Russell 3000 Index; 13.0% MSCI EAFE+EM Index; 8.6% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 8.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

16	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	31.09%	30.87%
International equity	13.00	13.20
Fixed income
Fixed income	38.84	39.19
Inflation-protected assets	8.52	8.35
Short-term fixed income	8.54	8.39
Other assets & liabilities, net	0.01	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	17

Lifecycle Index 2015 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
					since fund
Lifecycle Index 2015 Fund	Inception date	6 months	1 year		5 years		inception
Institutional Class	9/30/2009	2.25%	3.85%		7.11%		7.24%
Advisor Class	12/4/2015	2.18	3.84	*	6.90	*	7.00	*
Premier Class	9/30/2009	2.12	3.64		6.94		7.06
Retirement Class	9/30/2009	2.06	3.56		6.84		6.96
Lifecycle Index 2015 Fund Composite Index†	—	2.23	3.94		7.28		7.38	‡
Broad market index
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		3.55	‡
Russell 3000® Index	—	6.93	8.31		14.41		13.20	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on November 30, 2016, the Lifecycle Index 2015 Fund Composite Index consisted of: 38.3% Bloomberg Barclays U.S. Aggregate Bond Index; 34.0% Russell 3000 Index; 14.5% MSCI EAFE+EM Index; 6.6% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 6.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

18	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	34.60%	34.39%
International equity	14.48	14.69
Fixed income
Fixed income	37.84	38.17
Inflation-protected assets	6.52	6.36
Short-term fixed income	6.54	6.39
Other assets & liabilities, net	0.02	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	19

Lifecycle Index 2020 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
					since fund
Lifecycle Index 2020 Fund	Inception date	6 months	1 year		5 years		inception
Institutional Class	9/30/2009	2.59%	4.03%		7.86%		7.76%
Advisor Class	12/4/2015	2.59	4.01	*	7.64	*	7.53	*
Premier Class	9/30/2009	2.53	3.89		7.71		7.59
Retirement Class	9/30/2009	2.47	3.83		7.61		7.50
Lifecycle Index 2020 Fund Composite Index†	—	2.62	4.16		8.04		7.91	‡
Broad market index
Russell 3000® Index	—	6.93	8.31		14.41		13.20	‡
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		3.55	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on November 30, 2016, the Lifecycle Index 2020 Fund Composite Index consisted of: 39.0% Russell 3000 Index; 35.1% Bloomberg Barclays U.S. Aggregate Bond Index; 16.7% MSCI EAFE+EM Index; 4.6% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 4.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

20	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	39.63%	39.57%
International equity	16.59	16.93
Fixed income
Fixed income	34.68	34.75
Inflation-protected assets	4.53	4.37
Short-term fixed income	4.54	4.38
Other assets & liabilities, net	0.03	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	21

Lifecycle Index 2025 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
					since fund
Lifecycle Index 2025 Fund	Inception date	6 months	1 year		5 years		inception
Institutional Class	9/30/2009	3.10%	4.33%		8.63%		8.30%
Advisor Class	12/4/2015	3.04	4.25	*	8.41	*	8.06	*
Premier Class	9/30/2009	2.98	4.13		8.47		8.14
Retirement Class	9/30/2009	2.93	4.08		8.37		8.04
Lifecycle Index 2025 Fund Composite Index†	—	3.05	4.42		8.80		8.44	‡
Broad market index
Russell 3000® Index	—	6.93	8.31		14.41		13.20	‡
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		3.55	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on November 30, 2016, the Lifecycle Index 2025 Fund Composite Index consisted of: 44.6% Russell 3000 Index; 31.1% Bloomberg Barclays U.S. Aggregate Bond Index; 19.1% MSCI EAFE+EM Index; 2.6% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 2.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

22	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	45.14%	45.17%
International equity	18.90	19.33
Fixed income
Fixed income	30.60	30.74
Inflation-protected assets	2.53	2.38
Short-term fixed income	2.53	2.38
Other assets & liabilities, net	0.30	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	23

Lifecycle Index 2030 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
					since fund
Lifecycle Index 2030 Fund	Inception date	6 months	1 year		5 years		inception
Institutional Class	9/30/2009	3.53%	4.63%		9.40%		8.84%
Advisor Class	12/4/2015	3.46	4.55	*	9.15	*	8.60	*
Premier Class	9/30/2009	3.41	4.43		9.23		8.67
Retirement Class	9/30/2009	3.42	4.38		9.11		8.57
Lifecycle Index 2030 Fund Composite Index†	—	3.48	4.67		9.56		8.96	‡
Broad market index
Russell 3000® Index	—	6.93	8.31		14.41		13.20	‡
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		3.55	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on November 30, 2016, the Lifecycle Index 2030 Fund Composite Index consisted of: 50.2% Russell 3000 Index; 27.1% Bloomberg Barclays U.S. Aggregate Bond Index; 21.5% MSCI EAFE+EM Index; 0.6% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 0.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

24	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	50.87%	50.77%
International equity	21.30	21.73
Fixed income
Fixed income	26.70	26.72
Inflation-protected assets	0.55	0.39
Short-term fixed income	0.55	0.39
Other assets & liabilities, net	0.03	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	25

Lifecycle Index 2035 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
					since fund
Lifecycle Index 2035 Fund	Inception date	6 months	1 year		5 years		inception
Institutional Class	9/30/2009	4.00%	4.92%		10.10%		9.33%
Advisor Class	12/4/2015	4.00	4.85	*	9.87	*	9.09	*
Premier Class	9/30/2009	3.95	4.73		9.94		9.16
Retirement Class	9/30/2009	3.90	4.63		9.83		9.05
Lifecycle Index 2035 Fund Composite Index†	—	3.95	4.90		10.27		9.46	‡
Broad market index
Russell 3000® Index	—	6.93	8.31		14.41		13.20	‡
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		3.55	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on November 30, 2016, the Lifecycle Index 2035 Fund Composite Index consisted of: 55.8% Russell 3000 Index; 23.9% MSCI EAFE+EM Index; and 20.3% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	56.37%	56.35%
International equity	23.62	24.13
Fixed income	19.88	19.52
Other assets & liabilities, net	0.13	—
Total	100.00	100.00

Target allocation

For June 30, 2017

26	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
					since fund
Lifecycle Index 2040 Fund	Inception date	6 months	1 year		5 years		inception
Institutional Class	9/30/2009	4.51%	5.15%		10.50%		9.59%
Advisor Class	12/4/2015	4.51	5.14	*	10.29	*	9.36	*
Premier Class	9/30/2009	4.47	5.03		10.35		9.42
Retirement Class	9/30/2009	4.42	4.91		10.24		9.32
Lifecycle Index 2040 Fund Composite Index†	—	4.44	5.13		10.67		9.71	‡
Broad market index
Russell 3000® Index	—	6.93	8.31		14.41		13.20	‡
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		3.55	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on November 30, 2016, the Lifecycle Index 2040 Fund Composite Index consisted of: 61.4% Russell 3000 Index; 26.3% MSCI EAFE+EM Index; and 12.3% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	61.88%	61.94%
International equity	25.95	26.53
Fixed income	12.00	11.53
Other assets & liabilities, net	0.17	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	27

Lifecycle Index 2045 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
					since fund
Lifecycle Index 2045 Fund	Inception date	6 months	1 year		5 years		inception
Institutional Class	9/30/2009	4.65%	5.32%		10.55%		9.61%
Advisor Class	12/4/2015	4.71	5.37	*	10.32	*	9.38	*
Premier Class	9/30/2009	4.67	5.26		10.38		9.46
Retirement Class	9/30/2009	4.56	5.09		10.27		9.34
Lifecycle Index 2045 Fund Composite Index†	—	4.62	5.38		10.73		9.75	‡
Broad market index
Russell 3000® Index	—	6.93	8.31		14.41		13.20	‡
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		3.55	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on November 30, 2016, the Lifecycle Index 2045 Fund Composite Index consisted of: 63.6% Russell 3000 Index; 27.3% MSCI EAFE+EM Index; and 9.1% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	63.99%	63.73%
International equity	26.85	27.30
Fixed income	8.92	8.97
Other assets & liabilities, net	0.24	—
Total	100.00	100.00

Target allocation

For June 30, 2017

28	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
					since fund
Lifecycle Index 2050 Fund	Inception date	6 months	1 year		5 years		inception
Institutional Class	9/30/2009	4.77%	5.49%		10.58%		9.65%
Advisor Class	12/4/2015	4.77	5.48	*	10.36	*	9.41	*
Premier Class	9/30/2009	4.73	5.37		10.42		9.49
Retirement Class	9/30/2009	4.69	5.28		10.32		9.38
Lifecycle Index 2050 Fund Composite Index†	—	4.69	5.54		10.76		9.77	‡
Broad market index
Russell 3000® Index	—	6.93	8.31		14.41		13.20	‡
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		3.55	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on November 30, 2016, the Lifecycle Index 2050 Fund Composite Index consisted of: 64.5% Russell 3000 Index; 27.6% MSCI EAFE+EM Index; and 7.9% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	64.81%	64.60%
International equity	27.24	27.68
Fixed income	7.70	7.72
Other assets & liabilities, net	0.25	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	29

Lifecycle Index 2055 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
					since fund
Lifecycle Index 2055 Fund	Inception date	6 months	1 year		5 years		inception
Institutional Class	4/29/2011	4.83%	5.66%		10.63%		7.50%
Advisor Class	12/4/2015	4.83	5.65	*	10.39	*	7.27	*
Premier Class	4/29/2011	4.76	5.60		10.48		7.35
Retirement Class	4/29/2011	4.77	5.49		10.35		7.24
Lifecycle Index 2055 Fund Composite Index†	—	4.77	5.70		10.80		7.61	‡
Broad market index
Russell 3000® Index	—	6.93	8.31		14.41		11.01	‡
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.43		3.05	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on November 30, 2016, the Lifecycle Index 2055 Fund Composite Index consisted of: 65.4% Russell 3000 Index; 28.0% MSCI EAFE+EM Index; and 6.6% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	65.63%	65.47%
International equity	27.59	28.05
Fixed income	6.47	6.48
Other assets & liabilities, net	0.31	—
Total	100.00	100.00

Target allocation

For June 30, 2017

30	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2060 Fund

Performance as of November 30, 2016

					Average annual
		Total return			total return
					since fund
Lifecycle Index 2060 Fund	Inception date	6 months	1 year		inception
Institutional Class	9/26/2014	4.95%	5.93%		3.96%
Advisor Class	12/4/2015	4.95	5.81	*	3.78	*
Premier Class	9/26/2014	4.86	5.67		3.78
Retirement Class	9/26/2014	4.76	5.56		3.67
Lifecycle Index 2060 Fund Composite Index†	—	4.85	5.86		4.00	‡
Broad market index
Russell 3000® Index	—	6.93	8.31		7.13	‡
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.25	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on November 30, 2016, the Lifecycle Index 2060 Fund Composite Index consisted of: 66.2% Russell 3000 Index; 28.4% MSCI EAFE+EM Index; and 5.4% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/16	for 6/30/17
Equity
U.S. equity	66.42%	66.35%
International equity	27.85	28.42
Fixed income	5.22	5.23
Other assets & liabilities, net	0.51	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	31

Portfolio of investments (unaudited)

Lifecycle Index Retirement Income Fund  ■  November 30, 2016

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—39.5%
3,277,455	TIAA-CREF Bond Index Fund		$35,167,089	39.5%
	TOTAL FIXED INCOME		35,167,089	39.5
INFLATION-PROTECTED ASSETS—10.0%
767,761	TIAA-CREF Inflation-Linked Bond Fund		8,852,282	10.0
	TOTAL INFLATION-PROTECTED ASSETS		8,852,282	10.0
INTERNATIONAL EQUITY—11.9%
290,104	TIAA-CREF Emerging Markets Equity Index Fund		2,639,949	3.0
479,511	TIAA-CREF International Equity Index Fund		7,955,089	8.9
	TOTAL INTERNATIONAL EQUITY		10,595,038	11.9
SHORT-TERM FIXED INCOME—10.0%
889,809	TIAA-CREF Short-Term Bond Index Fund		8,871,398	10.0
	TOTAL SHORT-TERM FIXED INCOME		8,871,398	10.0
U.S. EQUITY—28.5%
1,520,320	TIAA-CREF Equity Index Fund		25,343,741	28.5
	TOTAL U.S. EQUITY		25,343,741	28.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $82,646,366)	88,829,548	99.9

	TOTAL PORTFOLIO	(Cost $82,646,366)	88,829,548	99.9
	OTHER ASSETS & LIABILITIES, NET		131,128	0.1
	NET ASSETS		$88,960,676	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

32	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2010 Fund  ■  November 30, 2016

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—38.8%
9,421,087	TIAA-CREF Bond Index Fund		$101,088,265	38.8%
	TOTAL FIXED INCOME		101,088,265	38.8
INFLATION-PROTECTED ASSETS—8.5%
1,922,700	TIAA-CREF Inflation-Linked Bond Fund		22,168,734	8.5
	TOTAL INFLATION-PROTECTED ASSETS		22,168,734	8.5
INTERNATIONAL EQUITY—13.0%
926,181	TIAA-CREF Emerging Markets Equity Index Fund		8,428,245	3.2
1,530,629	TIAA-CREF International Equity Index Fund		25,393,142	9.8
	TOTAL INTERNATIONAL EQUITY		33,821,387	13.0
SHORT-TERM FIXED INCOME—8.5%
2,228,695	TIAA-CREF Short-Term Bond Index Fund		22,220,085	8.5
	TOTAL SHORT-TERM FIXED INCOME		22,220,085	8.5
U.S. EQUITY—31.1%
4,854,549	TIAA-CREF Equity Index Fund		80,925,337	31.1
	TOTAL U.S. EQUITY		80,925,337	31.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $230,984,086)	260,223,808	99.9

	TOTAL PORTFOLIO	(Cost $230,984,086)	260,223,808	99.9
	OTHER ASSETS & LIABILITIES, NET		37,955	0.1
	NET ASSETS		$260,261,763	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	33

Portfolio of investments (unaudited)

Lifecycle Index 2015 Fund  ■  November 30, 2016

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—37.8%
15,935,824	TIAA-CREF Bond Index Fund		$170,991,387	37.8%
	TOTAL FIXED INCOME		170,991,387	37.8
INFLATION-PROTECTED ASSETS—6.5%
2,556,440	TIAA-CREF Inflation-Linked Bond Fund		29,475,758	6.5
	TOTAL INFLATION-PROTECTED ASSETS		29,475,758	6.5
INTERNATIONAL EQUITY—14.5%
1,791,887	TIAA-CREF Emerging Markets Equity Index Fund		16,306,171	3.6
2,960,160	TIAA-CREF International Equity Index Fund		49,109,053	10.9
	TOTAL INTERNATIONAL EQUITY		65,415,224	14.5
SHORT-TERM FIXED INCOME—6.5%
2,962,471	TIAA-CREF Short-Term Bond Index Fund		29,535,834	6.5
	TOTAL SHORT-TERM FIXED INCOME		29,535,834	6.5
U.S. EQUITY—34.6%
9,378,470	TIAA-CREF Equity Index Fund		156,339,095	34.6
	TOTAL U.S. EQUITY		156,339,095	34.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $395,748,369)	451,757,298	99.9

	TOTAL PORTFOLIO	(Cost $395,748,369)	451,757,298	99.9
	OTHER ASSETS & LIABILITIES, NET		73,161	0.1
	NET ASSETS		$451,830,459	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

34	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2020 Fund  ■  November 30, 2016

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—34.7%
28,637,940	TIAA-CREF Bond Index Fund		$307,285,095	34.7%
	TOTAL FIXED INCOME		307,285,095	34.7
INFLATION-PROTECTED ASSETS—4.5%
3,480,203	TIAA-CREF Inflation-Linked Bond Fund		40,126,740	4.5
	TOTAL INFLATION-PROTECTED ASSETS		40,126,740	4.5
INTERNATIONAL EQUITY—16.6%
4,028,028	TIAA-CREF Emerging Markets Equity Index Fund		36,655,058	4.1
6,653,361	TIAA-CREF International Equity Index Fund		110,379,265	12.5
	TOTAL INTERNATIONAL EQUITY		147,034,323	16.6
SHORT-TERM FIXED INCOME—4.5%
4,032,558	TIAA-CREF Short-Term Bond Index Fund		40,204,601	4.5
	TOTAL SHORT-TERM FIXED INCOME		40,204,601	4.5
U.S. EQUITY—39.6%
21,066,542	TIAA-CREF Equity Index Fund		351,179,251	39.6
	TOTAL U.S. EQUITY		351,179,251	39.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $795,095,898)	885,830,010	99.9

	TOTAL PORTFOLIO	(Cost $795,095,898)	885,830,010	99.9
	OTHER ASSETS & LIABILITIES, NET		336,096	0.1
	NET ASSETS		$886,166,106	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	35

Portfolio of investments (unaudited)

Lifecycle Index 2025 Fund  ■  November 30, 2016

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7% (a)
FIXED INCOME—30.6%
26,089,499	TIAA-CREF Bond Index Fund		$279,940,323	30.6%
	TOTAL FIXED INCOME		279,940,323	30.6
INFLATION-PROTECTED ASSETS—2.5%
2,007,279	TIAA-CREF Inflation-Linked Bond Fund		23,143,926	2.5
	TOTAL INFLATION-PROTECTED ASSETS		23,143,926	2.5
INTERNATIONAL EQUITY—18.9%
4,738,552	TIAA-CREF Emerging Markets Equity Index Fund		43,120,819	4.7
7,820,739	TIAA-CREF International Equity Index Fund		129,746,065	14.2
	TOTAL INTERNATIONAL EQUITY		172,866,884	18.9
SHORT-TERM FIXED INCOME—2.5%
2,325,976	TIAA-CREF Short-Term Bond Index Fund		23,189,981	2.5
	TOTAL SHORT-TERM FIXED INCOME		23,189,981	2.5
U.S. EQUITY—45.2%
24,768,200	TIAA-CREF Equity Index Fund		412,885,892	45.2
	TOTAL U.S. EQUITY		412,885,892	45.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $812,536,260)	912,027,006	99.7

	TOTAL PORTFOLIO	(Cost $812,536,260)	912,027,006	99.7
	OTHER ASSETS & LIABILITIES, NET		2,709,758	0.3
	NET ASSETS		$914,736,764	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2030 Fund  ■  November 30, 2016

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—26.7%
24,090,945	TIAA-CREF Bond Index Fund		$258,495,841	26.7%
	TOTAL FIXED INCOME		258,495,841	26.7
INFLATION-PROTECTED ASSETS—0.5%
462,082	TIAA-CREF Inflation-Linked Bond Fund		5,327,801	0.5
	TOTAL INFLATION-PROTECTED ASSETS		5,327,801	0.5
INTERNATIONAL EQUITY—21.3%
5,647,718	TIAA-CREF Emerging Markets Equity Index Fund		51,394,232	5.3
9,329,482	TIAA-CREF International Equity Index Fund		154,776,099	16.0
	TOTAL INTERNATIONAL EQUITY		206,170,331	21.3
SHORT-TERM FIXED INCOME—0.5%
535,450	TIAA-CREF Short-Term Bond Index Fund		5,338,435	0.5
	TOTAL SHORT-TERM FIXED INCOME		5,338,435	0.5
U.S. EQUITY—50.9%
29,545,213	TIAA-CREF Equity Index Fund		492,518,708	50.9
	TOTAL U.S. EQUITY		492,518,708	50.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $852,916,333)	967,851,116	99.9

	TOTAL PORTFOLIO	(Cost $852,916,333)	967,851,116	99.9
	OTHER ASSETS & LIABILITIES, NET		303,081	0.1
	NET ASSETS		$968,154,197	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	37

Portfolio of investments (unaudited)

Lifecycle Index 2035 Fund  ■  November 30 2016

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—19.9%
16,898,126	TIAA-CREF Bond Index Fund		$181,316,897	19.9%
	TOTAL FIXED INCOME		181,316,897	19.9
INTERNATIONAL EQUITY—23.6%
5,904,409	TIAA-CREF Emerging Markets Equity Index Fund		53,730,119	5.9
9,748,043	TIAA-CREF International Equity Index Fund		161,720,033	17.7
	TOTAL INTERNATIONAL EQUITY		215,450,152	23.6
U.S. EQUITY—56.4%
30,847,511	TIAA-CREF Equity Index Fund		514,228,008	56.4
	TOTAL U.S. EQUITY		514,228,008	56.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $790,581,885)	910,995,057	99.9

	TOTAL PORTFOLIO	(Cost $790,581,885)	910,995,057	99.9
	OTHER ASSETS & LIABILITIES, NET		1,223,306	0.1
	NET ASSETS		$912,218,363	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2040 Fund  ■  November 30, 2016

Shares	Company		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—12.0%
11,462,369	TIAA-CREF Bond Index Fund		$122,991,215	12.0%
	TOTAL FIXED INCOME		122,991,215	12.0
INTERNATIONAL EQUITY—25.9%
7,288,225	TIAA-CREF Emerging Markets Equity Index Fund		66,322,847	6.4
12,035,624	TIAA-CREF International Equity Index Fund		199,670,994	19.5
	TOTAL INTERNATIONAL EQUITY		265,993,841	25.9
U.S. EQUITY—61.9%
38,055,493	TIAA-CREF Equity Index Fund		634,385,068	61.9
	TOTAL U.S. EQUITY		634,385,068	61.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $868,970,820)	1,023,370,124	99.8

	TOTAL PORTFOLIO	(Cost $868,970,820)	1,023,370,124	99.8
	OTHER ASSETS & LIABILITIES, NET		1,725,994	0.2
	NET ASSETS		$1,025,096,118	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	39

Portfolio of investments (unaudited)

Lifecycle Index 2045 Fund  ■  November 30, 2016

Shares	Company		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—8.9%
4,872,082	TIAA-CREF Bond Index Fund		$52,277,436	8.9%
	TOTAL FIXED INCOME		52,277,436	8.9
INTERNATIONAL EQUITY—26.9%
4,311,157	TIAA-CREF Emerging Markets Equity Index Fund		39,231,532	6.7
7,118,422	TIAA-CREF International Equity Index Fund		118,094,618	20.2
	TOTAL INTERNATIONAL EQUITY		157,326,150	26.9
U.S. EQUITY—64.0%
22,496,004	TIAA-CREF Equity Index Fund		375,008,389	64.0
	TOTAL U.S. EQUITY		375,008,389	64.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $519,058,213)	584,611,975	99.8

	TOTAL PORTFOLIO	(Cost $519,058,213)	584,611,975	99.8
	OTHER ASSETS & LIABILITIES, NET		1,411,827	0.2
	NET ASSETS		$586,023,802	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2050 Fund  ■  November 30, 2016

Shares	Company		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7% (a)
FIXED INCOME—7.7%
2,921,436	TIAA-CREF Bond Index Fund		$31,347,003	7.7%
	TOTAL FIXED INCOME		31,347,003	7.7
INTERNATIONAL EQUITY—27.2%
3,038,018	TIAA-CREF Emerging Markets Equity Index Fund		27,645,965	6.8
5,014,795	TIAA-CREF International Equity Index Fund		83,195,445	20.4
	TOTAL INTERNATIONAL EQUITY		110,841,410	27.2
U.S. EQUITY—64.8%
15,820,772	TIAA-CREF Equity Index Fund		263,732,266	64.8
	TOTAL U.S. EQUITY		263,732,266	64.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $362,131,193)	405,920,679	99.7

	TOTAL PORTFOLIO	(Cost $362,131,193)	405,920,679	99.7
	OTHER ASSETS & LIABILITIES, NET		1,019,103	0.3
	NET ASSETS		$406,939,782	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	41

Portfolio of investments (unaudited)

Lifecycle Index 2055 Fund  ■  November 30, 2016

Shares	Company		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7% (a)
FIXED INCOME—6.5%
646,853	TIAA-CREF Bond Index Fund		$6,940,736	6.5%
	TOTAL FIXED INCOME		6,940,736	6.5
INTERNATIONAL EQUITY—27.6%
810,763	TIAA-CREF Emerging Markets Equity Index Fund		7,377,941	6.9
1,338,644	TIAA-CREF International Equity Index Fund		22,208,096	20.7
	TOTAL INTERNATIONAL EQUITY		29,586,037	27.6
U.S. EQUITY—65.6%
4,221,389	TIAA-CREF Equity Index Fund		70,370,559	65.6
	TOTAL U.S. EQUITY		70,370,559	65.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $97,278,310)	106,897,332	99.7

	TOTAL PORTFOLIO	(Cost $97,278,310)	106,897,332	99.7
	OTHER ASSETS & LIABILITIES, NET		336,605	0.3
	NET ASSETS		$107,233,937	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

42	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2060 Fund  ■  November 30, 2016

Shares	Company		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.5% (a)
FIXED INCOME—5.2%
73,818	TIAA-CREF Bond Index Fund		$792,067	5.2%
	TOTAL FIXED INCOME		792,067	5.2
INTERNATIONAL EQUITY—27.9%
115,685	TIAA-CREF Emerging Markets Equity Index Fund		1,052,730	7.0
191,094	TIAA-CREF International Equity Index Fund		3,170,242	20.9
	TOTAL INTERNATIONAL EQUITY		4,222,972	27.9
U.S. EQUITY—66.4%
604,215	TIAA-CREF Equity Index Fund		10,072,261	66.4
	TOTAL U.S. EQUITY		10,072,261	66.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $14,552,704)	15,087,300	99.5

	TOTAL PORTFOLIO	(Cost $14,552,704)	15,087,300	99.5
	OTHER ASSETS & LIABILITIES, NET		76,724	0.5
	NET ASSETS		$15,164,024	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	43

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Index Funds  ■  November 30, 2016

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund
ASSETS
Affiliated investments, at value‡	$88,829,548	$260,223,808	$451,757,298	$885,830,010	$912,027,006	$967,851,116
Cash	87,801	154,170	889,169	2,446,627	2,004,967	1,669,096
Receivable from securities transactions	716,909	2,329,040	4,091,327	8,447,055	9,068,717	9,862,894
Receivable from Fund shares sold	42,388	107,713	199,141	903,062	2,819,394	1,266,629
Dividends and interest receivable	72,517	200,915	334,590	584,987	520,724	466,425
Due from affiliates	1,860	3,425	5,068	8,321	8,562	8,204
Other	20,168	26,600	34,768	39,391	37,240	41,265
Total assets	89,771,191	263,045,671	457,311,361	898,259,453	926,486,610	981,165,629
LIABILITIES
Management fees payable	732	2,137	3,709	7,263	7,491	7,950
Service agreement fees payable	580	1,249	2,062	4,498	4,536	4,604
Distribution fees payable	1,660	3,608	7,843	18,490	19,437	20,898
Due to affiliates	1,888	2,254	2,245	3,465	3,435	3,551
Payable for securities transactions	789,660	2,415,805	5,150,328	11,370,067	11,661,471	12,011,647
Payable for Fund shares redeemed	2,606	336,108	281,835	634,678	351	904,303
Payable for trustee compensation	1,889	7,580	13,134	20,126	20,010	21,014
Accrued expenses and other payables	11,500	15,167	19,746	34,760	33,115	37,465
Total liabilities	810,515	2,783,908	5,480,902	12,093,347	11,749,846	13,011,432
NET ASSETS	$88,960,676	$260,261,763	$451,830,459	$886,166,106	$914,736,764	$968,154,197
NET ASSETS CONSIST OF:
Paid-in-capital	$83,445,079	$231,356,712	$395,564,676	$793,891,443	$812,377,789	$850,143,962
Undistributed net investment income (loss)	131,545	1,957,651	3,297,389	5,099,600	4,316,358	3,606,787
Accumulated net realized gain (loss) on total investments	(799,130)	(2,292,322)	(3,040,535)	(3,559,049)	(1,448,129)	(531,335)
Net unrealized appreciation (depreciation) on total investments	6,183,182	29,239,722	56,008,929	90,734,112	99,490,746	114,934,783
NET ASSETS	$88,960,676	$260,261,763	$451,830,459	$886,166,106	$914,736,764	$968,154,197
INSTITUTIONAL CLASS:
Net assets	$47,360,465	$170,514,133	$288,228,214	$515,380,501	$533,296,660	$573,929,067
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,572,845	12,157,061	19,855,842	34,167,325	34,166,626	35,546,154
Net asset value per share	$13.26	$14.03	$14.52	$15.08	$15.61	$16.15
ADVISOR CLASS:
Net assets	$110,362	$104,778	$105,108	$212,668	$106,101	$106,542
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	8,325	7,469	7,240	14,100	6,800	6,600
Net asset value per share	$13.26	$14.03	$14.52	$15.08	$15.60	$16.14
PREMIER CLASS:
Net assets	$13,492,658	$29,090,556	$63,431,775	$151,208,903	$159,580,272	$170,492,704
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,018,505	2,081,270	4,388,580	10,072,466	10,266,669	10,609,316
Net asset value per share	$13.25	$13.98	$14.45	$15.01	$15.54	$16.07
RETIREMENT CLASS:
Net assets	$27,997,191	$60,552,296	$100,065,362	$219,364,034	$221,753,731	$223,625,884
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,115,859	4,355,273	6,948,364	14,666,043	14,327,840	13,971,665
Net asset value per share	$13.23	$13.90	$14.40	$14.96	$15.48	$16.01
‡ Affiliated investments, cost	$82,646,366	$230,984,086	$395,748,369	$795,095,898	$812,536,260	$852,916,333

44	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	45

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds  ■  November 30, 2016

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund
ASSETS
Affiliated investments, at value‡	$910,995,057	$1,023,370,124	$584,611,975	$405,920,679	$106,897,332	$15,087,300
Cash	2,085,029	2,638,449	1,428,122	1,402,097	327,567	52,350
Receivable from securities transactions	8,798,784	9,143,428	4,754,580	3,005,277	767,774	262,284
Receivable from Fund shares sold	1,740,591	2,270,868	1,849,859	1,547,271	550,124	53,897
Dividends and interest receivable	322,263	217,444	92,702	55,370	12,066	1,371
Due from affiliates	7,875	7,751	4,890	3,765	1,751	1,175
Other	33,377	43,171	32,607	26,169	1,357	18,592
Total assets	923,982,976	1,037,691,235	592,774,735	411,960,628	108,557,971	15,476,969
LIABILITIES
Management fees payable	7,481	8,395	4,797	3,323	874	123
Service agreement fees payable	3,833	3,642	2,681	1,999	647	50
Distribution fees payable	18,261	17,992	13,187	9,663	1,812	148
Due to affiliates	3,440	3,413	2,014	2,342	1,873	1,808
Payable for securities transactions	11,481,789	12,466,187	6,686,090	4,954,028	1,299,781	300,471
Payable for Fund shares redeemed	193,321	34,327	2,079	17,051	43	7
Payable for trustee compensation	20,082	23,634	10,860	7,229	1,607	212
Accrued expenses and other payables	36,406	37,527	29,225	25,211	17,397	10,126
Total liabilities	11,764,613	12,595,117	6,750,933	5,020,846	1,324,034	312,945
NET ASSETS	$912,218,363	$1,025,096,118	$586,023,802	$406,939,782	$107,233,937	$15,164,024
NET ASSETS CONSIST OF:
Paid-in-capital	$788,999,947	$867,972,971	$519,448,308	$362,324,892	$98,061,144	$14,627,355
Undistributed net investment income (loss)	2,242,080	1,191,420	330,629	134,793	15,354	4,742
Accumulated net realized gain (loss) on total investments	563,164	1,532,423	691,103	690,611	(461,583)	(2,669)
Net unrealized appreciation (depreciation) on total investments	120,413,172	154,399,304	65,553,762	43,789,486	9,619,022	534,596
NET ASSETS	$912,218,363	$1,025,096,118	$586,023,802	$406,939,782	$107,233,937	$15,164,024
INSTITUTIONAL CLASS:
Net assets	$575,643,591	$698,896,962	$346,837,138	$229,342,404	$60,001,962	$11,390,618
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	34,576,946	41,301,798	20,542,753	13,569,423	4,457,487	1,097,580
Net asset value per share	$16.65	$16.92	$16.88	$16.90	$13.46	$10.38
ADVISOR CLASS:
Net assets	$107,031	$282,071	$107,810	$289,011	$108,178	$108,320
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,432	16,669	6,388	17,106	8,040	10,435
Net asset value per share	$16.64	$16.92	$16.88	$16.90	$13.45	$10.38
PREMIER CLASS:
Net assets	$149,987,167	$147,766,577	$108,481,949	$79,392,096	$15,389,199	$1,234,038
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,054,088	8,776,143	6,455,134	4,721,066	1,145,968	119,063
Net asset value per share	$16.57	$16.84	$16.81	$16.82	$13.43	$10.36
RETIREMENT CLASS:
Net assets	$186,480,574	$178,150,508	$130,596,905	$97,916,271	$31,734,598	$2,431,048
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,302,899	10,619,136	7,804,993	5,847,485	2,368,398	234,777
Net asset value per share	$16.50	$16.78	$16.73	$16.75	$13.40	$10.35
‡ Affiliated investments, cost	$790,581,885	$868,970,820	$519,058,213	$362,131,193	$97,278,310	$14,552,704

46	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	47

Statements of operations (unaudited)

TIAA-CREF Lifecycle Index Funds  ■  For the period ended November 30, 2016

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$421,131	$1,169,481	$1,980,099	$3,316,147	$2,953,566	$2,629,802
Total income	421,131	1,169,481	1,980,099	3,316,147	2,953,566	2,629,802

EXPENSES
Management fees	43,121	123,732	219,261	409,547	420,893	442,852
Shareholder servicing — Institutional Class	774	784	1,028	1,201	1,213	1,287
Shareholder servicing — Advisor Class	22	8	8	8	8	8
Shareholder servicing — Premier Class	80	56	66	94	98	119
Shareholder servicing — Retirement Class	34,097	68,885	116,513	244,760	242,542	235,471
Distribution fees — Premier Class	9,909	20,603	47,059	107,753	113,448	122,123
Registration fees	32,257	34,696	31,675	33,703	36,242	33,035
Professional fees	11,930	12,536	12,853	14,436	14,476	14,591
Shareholder reports	6,200	7,112	10,247	24,111	21,753	26,565
Administrative service fees	6,099	7,208	7,743	10,156	10,231	10,831
Custody and accounting fees	5,790	5,746	5,746	5,746	5,746	5,746
Trustee fees and expenses	333	924	1,650	3,091	3,186	3,317
Other expenses	5,574	7,071	9,836	20,619	20,839	22,949
Total expenses	156,186	289,361	463,685	875,225	890,675	918,894
Less: Expenses reimbursed by the investment adviser	(69,173)	(76,044)	(80,433)	(113,461)	(114,094)	(118,899)
Fee waiver by investment adviser and TPIS	(40,327)	(115,619)	(190,348)	(315,502)	(324,213)	(297,020)
Net expenses	46,686	97,698	192,904	446,262	452,368	502,975

Net investment income (loss)	374,445	1,071,783	1,787,195	2,869,885	2,501,198	2,126,827

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(142,714)	(166,293)	(394,168)	(695,514)	(636,983)	(639,622)
Realized gain (loss) from sale of unaffiliated investments‡	5,097	—	—	—	24,682	—
Net realized gain (loss) from investments	(137,617)	(166,293)	(394,168)	(695,514)	(612,301)	(639,622)
Net change in unrealized appreciation (depreciation) from affiliated investments	955,146	3,447,960	7,612,368	17,168,100	21,799,407	27,194,373
Net realized and unrealized gain (loss) from investments	817,529	3,281,667	7,218,200	16,472,586	21,187,106	26,554,751
Net increase (decrease) in net assets from operations	$1,191,974	$4,353,450	$9,005,395	$19,342,471	$23,688,304	$28,681,578

‡ Includes net realized gain (loss) from securities sold to affiliates of	$(1,029)	$—	$—	$—	$—	$—

48	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	49

Statements of operations (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the period ended November 30, 2016

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$1,816,865	$1,220,150	$520,757	$308,597	$64,063	$7,498
Total income	1,816,865	1,220,150	520,757	308,597	64,063	7,498

EXPENSES
Management fees	418,970	472,246	263,471	181,223	44,814	6,499
Shareholder servicing — Institutional Class	1,255	1,367	1,084	1,274	855	785
Shareholder servicing — Advisor Class	8	8	8	10	8	8
Shareholder servicing — Premier Class	92	104	88	73	82	39
Shareholder servicing — Retirement Class	202,668	190,149	140,258	102,675	31,924	2,054
Distribution fees — Premier Class	105,630	102,420	75,884	55,469	9,745	838
Registration fees	38,049	33,405	30,976	31,595	28,817	32,304
Professional fees	14,472	14,455	13,375	12,820	11,912	11,449
Shareholder reports	22,520	33,901	23,069	21,171	10,232	5,378
Administrative service fees	10,241	11,332	7,942	7,715	6,101	5,762
Custody and accounting fees	5,741	5,836	5,741	5,741	5,735	5,746
Trustee fees and expenses	3,148	3,223	1,957	1,348	338	46
Other expenses	21,782	21,169	14,471	11,324	5,809	3,308
Total expenses	844,576	889,615	578,324	432,438	156,372	74,216
Less: Expenses reimbursed by the investment adviser	(117,694)	(125,170)	(99,037)	(93,408)	(70,185)	(64,990)
Fee waiver by investment adviser and TPIS	(253,570)	(269,156)	(150,449)	(103,577)	(25,723)	(3,716)
Net expenses	473,312	495,289	328,838	235,453	60,464	5,510

Net investment income (loss)	1,343,553	724,861	191,919	73,144	3,599	1,988

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(541,919)	(720,712)	(327,273)	(245,037)	(55,371)	(37,608)
Realized gain (loss) from sale of unaffiliated investments‡	—	—	—	—	6,255	3,556
Net realized gain (loss) from investments	(541,919)	(720,712)	(327,273)	(245,037)	(49,116)	(34,052)
Net change in unrealized appreciation (depreciation) from affiliated investments	30,772,978	40,370,135	23,553,024	16,479,859	4,119,193	653,888
Net realized and unrealized gain (loss) from investments	30,231,059	39,649,423	23,225,751	16,234,822	4,070,077	619,836
Net increase (decrease) in net assets from operations	$31,574,612	$40,374,284	$23,417,670	$16,307,966	$4,073,676	$621,824

‡ Includes net realized gain (loss) from securities sold to affiliates of	$—	$—	$—	$—	$—	$(196)

50	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	51

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$374,445	$1,073,120	$1,071,783	$3,952,213	$1,787,195	$7,166,033
Net realized gain (loss) from investments		(137,617)	(241,727)	(166,293)	(282,560)	(394,168)	(113,244)
Net change in unrealized appreciation (depreciation) from affiliated investments		955,146	(275,613)	3,447,960	(3,121,358)	7,612,368	(6,916,242)
Net increase (decrease) in net assets from operations		1,191,974	555,780	4,353,450	548,295	9,005,395	136,547
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(206,596)	(625,899)	—	(2,618,298)	—	(4,591,536)
	Advisor Class†	(483)	(325)	—	(187)	—	(191)
	Premier Class	(49,619)	(201,235)	—	(427,166)	—	(1,063,895)
	Retirement Class	(92,840)	(216,046)	—	(729,460)	—	(1,175,890)
From realized gains:	Institutional Class	—	(56,805)	—	(308,320)	—	(609,013)
	Advisor Class†	—	(17)	—	(22)	—	(26)
	Premier Class	—	(20,619)	—	(54,529)	—	(152,343)
	Retirement Class	—	(21,361)	—	(97,722)	—	(177,023)
Total distributions		(349,538)	(1,142,307)	—	(4,235,704)	—	(7,769,917)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	10,662,452	19,169,801	24,530,376	45,853,493	40,801,998	71,150,976
	Advisor Class†	6,500	100,012	—	99,996	—	99,982
	Premier Class	1,335,406	4,658,337	4,606,992	6,765,375	5,623,326	12,383,615
	Retirement Class	12,458,346	15,792,662	14,358,454	22,095,605	24,821,508	43,398,709
Reinvestments of distributions:	Institutional Class	206,536	668,956	—	2,926,618	—	5,200,549
	Premier Class	49,569	220,845	—	481,695	—	1,216,238
	Retirement Class	92,794	236,459	—	827,182	—	1,352,913
Redemptions:	Institutional Class	(3,881,296)	(8,063,520)	(10,357,194)	(15,788,418)	(21,738,595)	(29,255,758)
	Premier Class	(740,754)	(1,791,566)	(2,761,229)	(3,405,327)	(4,601,454)	(6,675,113)
	Retirement Class	(6,827,824)	(2,751,682)	(5,669,043)	(12,551,877)	(14,154,812)	(20,659,364)
Net increase (decrease) from shareholder transactions		13,361,729	28,240,304	24,708,356	47,304,342	30,751,971	78,212,747
Net increase (decrease) in net assets		14,204,165	27,653,777	29,061,806	43,616,933	39,757,366	70,579,377
NET ASSETS
Beginning of period		74,756,511	47,102,734	231,199,957	187,583,024	412,073,093	341,493,716
End of period		$88,960,676	$74,756,511	$260,261,763	$231,199,957	$451,830,459	$412,073,093
Undistributed net investment income (loss) included in net assets		$131,545	$106,638	$1,957,651	$885,868	$3,297,389	$1,510,194
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	803,530	1,478,311	1,754,120	3,360,860	2,826,535	5,053,312
	Advisor Class†	483	7,841	—	7,469	—	7,240
	Premier Class	100,226	357,038	327,972	498,545	388,444	881,351
	Retirement Class	932,807	1,225,603	1,030,230	1,644,983	1,721,348	3,120,928
Shares reinvested:	Institutional Class	15,634	52,370	—	220,047	—	379,325
	Premier Class	3,755	17,314	—	36,300	—	88,971
	Retirement Class	7,017	18,538	—	62,618	—	99,260
Shares redeemed:	Institutional Class	(292,760)	(622,637)	(738,064)	(1,169,014)	(1,500,217)	(2,081,709)
	Premier Class	(55,778)	(137,920)	(198,324)	(248,873)	(319,236)	(478,589)
	Retirement Class	(513,138)	(213,435)	(407,370)	(935,680)	(987,801)	(1,480,428)
Net increase (decrease) from shareholder transactions		1,001,776	2,183,023	1,768,564	3,477,255	2,129,073	5,589,661

†	Advisor Class commenced operations on December 4, 2015.

52	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	53

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$2,869,885	$12,462,790	$2,501,198	$12,955,488	$2,126,827	$13,856,933
Net realized gain (loss) from investments		(695,514)	(313,154)	(612,301)	1,292,494	(639,622)	2,010,647
Net change in unrealized appreciation (depreciation) from affiliated investments		17,168,100	(12,610,302)	21,799,407	(16,534,326)	27,194,373	(20,853,261)
Net increase (decrease) in net assets from operations		19,342,471	(460,666)	23,688,304	(2,286,344)	28,681,578	(4,985,681)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(7,082,969)	—	(7,738,492)	—	(8,385,391)
	Advisor Class†	—	(192)	—	(199)	—	(205)
	Premier Class	—	(2,338,569)	—	(2,435,998)	—	(2,735,871)
	Retirement Class	—	(2,349,973)	—	(2,196,402)	—	(2,244,708)
From realized gains:	Institutional Class	—	(741,330)	—	(842,613)	—	(969,730)
	Advisor Class†	—	(20)	—	(22)	—	(24)
	Premier Class	—	(263,506)	—	(284,724)	—	(339,007)
	Retirement Class	—	(274,999)	—	(266,136)	—	(287,408)
Total distributions		—	(13,051,558)	—	(13,764,586)	—	(14,962,344)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	89,141,635	133,343,739	84,737,001	129,708,637	77,500,979	144,549,967
	Advisor Class†	107,376	99,979	—	100,026	—	99,983
	Premier Class	17,703,108	26,094,390	16,797,402	29,171,722	17,062,230	30,279,576
	Retirement Class	55,740,432	80,287,091	60,789,801	83,645,300	75,285,302	75,788,056
Reinvestments of distributions:	Institutional Class	—	7,824,300	—	8,581,105	—	9,355,121
	Premier Class	—	2,602,075	—	2,720,722	—	3,074,878
	Retirement Class	—	2,624,972	—	2,462,538	—	2,532,116
Redemptions:	Institutional Class	(17,199,219)	(28,671,304)	(14,827,875)	(16,953,813)	(8,814,071)	(14,554,822)
	Premier Class	(5,643,665)	(6,955,615)	(3,704,388)	(4,925,589)	(4,757,252)	(5,753,171)
	Retirement Class	(13,140,060)	(20,478,643)	(14,276,695)	(13,726,269)	(12,215,668)	(14,854,013)
Net increase (decrease) from shareholder transactions		126,709,607	196,770,984	129,515,246	220,784,379	144,061,520	230,517,691
Net increase (decrease) in net assets		146,052,078	183,258,760	153,203,550	204,733,449	172,743,098	210,569,666
NET ASSETS
Beginning of period		740,114,028	556,855,268	761,533,214	556,799,765	795,411,099	584,841,433
End of period		$886,166,106	$740,114,028	$914,736,764	$761,533,214	$968,154,197	$795,411,099
Undistributed net investment income (loss) included in net assets		$5,099,600	$2,229,715	$4,316,358	$1,815,160	$3,606,787	$1,479,960
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	5,939,643	9,187,137	5,470,104	8,657,274	4,848,073	9,386,968
	Advisor Class†	7,101	6,999	—	6,800	—	6,600
	Premier Class	1,178,479	1,798,218	1,085,738	1,955,805	1,068,210	1,967,354
	Retirement Class	3,730,840	5,576,931	3,944,971	5,648,287	4,733,635	4,962,112
Shares reinvested:	Institutional Class	—	552,174	—	588,553	—	623,675
	Premier Class	—	184,153	—	187,120	—	205,677
	Retirement Class	—	186,300	—	169,830	—	169,827
Shares redeemed:	Institutional Class	(1,144,138)	(1,972,462)	(960,409)	(1,127,921)	(555,729)	(940,943)
	Premier Class	(379,365)	(483,916)	(240,885)	(329,057)	(297,144)	(377,546)
	Retirement Class	(879,661)	(1,416,907)	(929,665)	(922,770)	(766,839)	(967,919)
Net increase (decrease) from shareholder transactions		8,452,899	13,618,627	8,369,854	14,833,921	9,030,206	15,035,805

†	Advisor Class commenced operations on December 4, 2015.

54	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	55

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$1,343,553	$13,345,804	$724,861	$15,552,134	$191,919	$7,967,573
Net realized gain (loss) from investments		(541,919)	2,752,504	(720,712)	4,103,435	(327,273)	1,720,111
Net change in unrealized appreciation (depreciation) from affiliated investments		30,772,978	(24,108,340)	40,370,135	(33,372,982)	23,553,024	(15,411,140)
Net increase (decrease) in net assets from operations		31,574,612	(8,010,032)	40,374,284	(13,717,413)	23,417,670	(5,723,456)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(8,760,821)	—	(11,152,009)	—	(4,863,922)
	Advisor Class†	—	(206)	—	(208)	—	(208)
	Premier Class	—	(2,352,098)	—	(2,267,129)	—	(1,691,479)
	Retirement Class	—	(1,878,554)	—	(1,901,237)	—	(1,362,983)
From realized gains:	Institutional Class	—	(1,102,162)	—	(1,578,324)	—	(614,700)
	Advisor Class†	—	(26)	—	(30)	—	(27)
	Premier Class	—	(316,608)	—	(342,925)	—	(228,608)
	Retirement Class	—	(259,888)	—	(296,356)	—	(188,916)
Total distributions		—	(14,670,363)	—	(17,538,218)	—	(8,950,843)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	73,056,175	131,577,477	72,268,431	164,770,905	57,648,390	97,547,105
	Advisor Class†	—	99,977	174,913	99,983	—	100,011
	Premier Class	15,737,376	28,722,174	18,993,255	28,163,517	11,968,418	19,915,669
	Retirement Class	52,443,030	78,073,448	49,774,550	71,069,309	35,334,484	60,053,565
Reinvestments of distributions:	Institutional Class	—	9,862,982	—	12,730,333	—	5,478,622
	Premier Class	—	2,668,706	—	2,610,055	—	1,920,087
	Retirement Class	—	2,138,442	—	2,197,593	—	1,551,899
Redemptions:	Institutional Class	(6,944,427)	(7,469,606)	(9,547,147)	(9,549,230)	(4,497,339)	(4,339,609)
	Premier Class	(2,503,118)	(3,884,639)	(2,179,147)	(3,491,468)	(1,416,554)	(3,331,441)
	Retirement Class	(10,890,106)	(10,666,254)	(11,172,947)	(11,020,838)	(6,484,018)	(8,457,513)
Net increase (decrease) from shareholder transactions		120,898,930	231,122,707	118,311,908	257,580,159	92,553,381	170,438,395
Net increase (decrease) in net assets		152,473,542	208,442,312	158,686,192	226,324,528	115,971,051	155,764,096
NET ASSETS
Beginning of period		759,744,821	551,302,509	866,409,926	640,085,398	470,052,751	314,288,655
End of period		$912,218,363	$759,744,821	$1,025,096,118	$866,409,926	$586,023,802	$470,052,751
Undistributed net investment income (loss) included in net assets		$2,242,080	$898,527	$1,191,420	$466,559	$330,629	$138,710
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,449,445	8,286,164	4,341,254	10,214,685	3,474,514	6,100,209
	Advisor Class†	—	6,432	10,314	6,355	—	6,388
	Premier Class	960,210	1,809,880	1,145,784	1,760,071	723,300	1,253,064
	Retirement Class	3,212,625	4,975,962	3,001,289	4,461,382	2,143,481	3,767,865
Shares reinvested:	Institutional Class	—	640,869	—	818,671	—	353,916
	Premier Class	—	174,084	—	168,391	—	124,439
	Retirement Class	—	139,950	—	142,147	—	100,904
Shares redeemed:	Institutional Class	(424,520)	(473,528)	(575,150)	(599,056)	(270,589)	(271,587)
	Premier Class	(153,653)	(249,763)	(131,156)	(222,360)	(84,975)	(214,115)
	Retirement Class	(664,165)	(672,440)	(678,122)	(686,808)	(392,210)	(530,305)
Net increase (decrease) from shareholder transactions		7,379,942	14,637,610	7,114,213	16,063,478	5,593,521	10,690,778

†	Advisor Class commenced operations on December 4, 2015.

56	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	57

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund		Lifecycle Index 2060 Fund
		November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$73,144	$5,355,633	$3,599	$1,077,277	$1,988	$220,512
Net realized gain (loss) from investments		(245,037)	1,384,911	(49,116)	(285,157)	(34,052)	34,165
Net change in unrealized appreciation (depreciation) from affiliated investments		16,479,859	(9,993,308)	4,119,193	(1,358,577)	653,888	(498,168)
Net increase (decrease) in net assets from operations		16,307,966	(3,252,764)	4,073,676	(566,457)	621,824	(243,491)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(3,180,197)	—	(666,247)	—	(181,773)
	Advisor Class†	—	(208)	—	(208)	—	(211)
	Premier Class	—	(1,181,840)	—	(163,485)	—	(20,476)
	Retirement Class	—	(987,963)	—	(251,082)	—	(19,616)
From realized gains:	Institutional Class	—	(395,200)	—	(88,805)	—	(32,729)
	Advisor Class†	—	(26)	—	(28)	—	(38)
	Premier Class	—	(156,841)	—	(23,325)	—	(3,962)
	Retirement Class	—	(133,998)	—	(36,566)	—	(3,998)
Total distributions		—	(6,036,273)	—	(1,229,746)	—	(262,803)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	39,128,742	67,264,523	15,990,393	22,341,521	2,287,160	1,658,218
	Advisor Class†	181,217	100,026	—	100,029	—	100,019
	Premier Class	9,888,914	17,499,872	3,973,434	5,219,651	139,604	43,033
	Retirement Class	27,995,070	43,559,281	11,018,011	15,281,258	1,308,747	85,530
Reinvestments of distributions:	Institutional Class	—	3,575,397	—	754,742	—	8,417
	Premier Class	—	1,338,681	—	186,517	—	201
	Retirement Class	—	1,121,961	—	287,362	—	413
Redemptions:	Institutional Class	(3,609,894)	(3,812,227)	(1,799,359)	(12,819,825)	(877,539)	(329,013)
	Premier Class	(1,637,215)	(2,719,388)	(250,987)	(1,708,229)	(7,027)	(4,680)
	Retirement Class	(3,210,837)	(4,779,327)	(886,070)	(2,461,571)	(46,751)	(3,406)
Net increase (decrease) from shareholder transactions		68,735,997	123,148,799	28,045,422	27,181,455	2,804,194	1,558,732
Net increase (decrease) in net assets		85,043,963	113,859,762	32,119,098	25,385,252	3,426,018	1,052,438
NET ASSETS
Beginning of period		321,895,819	208,036,057	75,114,839	49,729,587	11,738,006	10,685,568
End of period		$406,939,782	$321,895,819	$107,233,937	$75,114,839	$15,164,024	$11,738,006
Undistributed net investment income (loss) included in net assets		$134,793	$61,649	$15,354	$11,755	$4,742	$2,754
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	2,356,040	4,211,121	1,209,071	1,766,421	224,000	170,722
	Advisor Class†	10,714	6,392	—	8,040	—	10,435
	Premier Class	597,730	1,105,296	300,315	413,241	13,627	4,508
	Retirement Class	1,696,064	2,733,152	835,205	1,201,608	128,213	8,839
Shares reinvested:	Institutional Class	—	231,118	—	61,361	—	889
	Premier Class	—	86,815	—	15,176	—	21
	Retirement Class	—	72,997	—	23,401	—	44
Shares redeemed:	Institutional Class	(218,134)	(239,065)	(136,975)	(985,835)	(85,926)	(33,835)
	Premier Class	(97,786)	(175,236)	(18,911)	(134,233)	(681)	(491)
	Retirement Class	(194,283)	(301,343)	(66,915)	(193,882)	(4,531)	(359)
Net increase (decrease) from shareholder transactions		4,150,345	7,731,247	2,121,790	2,175,298	274,702	160,773

†	Advisor Class commenced operations on December 4, 2015.

58	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	59

Financial highlights

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:	11/30/16	#	$13.09	$0.06		$0.17	$0.23	$(0.06)	$—	$(0.06)	$13.26	1.76%[b]		$ 47,360		0.26%[c]		0.01%[c]		0.97%[c]		15%[b]
	5/31/16		13.35	0.24		(0.24)	0.00 [d]	(0.24)	(0.02)	(0.26)	13.09	0.10		39,882		0.31		0.02		1.88		41
	5/31/15		13.06	0.27		0.33	0.60	(0.28)	(0.03)	(0.31)	13.35	4.66		28,537		0.34		0.04		2.08		35
	5/31/14		12.29	0.24		0.84	1.08	(0.24)	(0.07)	(0.31)	13.06	8.87		22,907		0.44		0.04		1.90		26
	5/31/13		11.35	0.22		0.94	1.16	(0.22)	(0.00)[d]	(0.22)	12.29	10.28		16,754		0.56		0.05		1.82		24
	5/31/12		11.36	0.23		0.03	0.26	(0.24)	(0.03)	(0.27)	11.35	2.36		11,470		0.82		0.06		2.06		25
Advisor Class:	11/30/16	#	13.09	0.06		0.17	0.23	(0.06)	—	(0.06)	13.26	1.76	[b]	110		0.30	[c]	0.05	[c]	0.93	[c]	15	[b]
	5/31/16	‡	13.07	0.07		0.14	0.21	(0.17)	(0.02)	(0.19)	13.09	1.68	[b]	103		0.34	[c]	0.03	[c]	1.20	[c]	41
Premier Class:	11/30/16	#	13.08	0.05		0.17	0.22	(0.05)	—	(0.05)	13.25	1.69	[b]	13,493		0.41	[c]	0.16	[c]	0.82	[c]	15	[b]
	5/31/16		13.34	0.24		(0.26)	(0.02)	(0.22)	(0.02)	(0.24)	13.08	(0.05)		12,694		0.46		0.17		1.87		41
	5/31/15		13.05	0.25		0.33	0.58	(0.26)	(0.03)	(0.29)	13.34	4.50		9,788		0.49		0.19		1.90		35
	5/31/14		12.29	0.22		0.83	1.05	(0.22)	(0.07)	(0.29)	13.05	8.63		9,550		0.59		0.19		1.75		26
	5/31/13		11.34	0.22		0.93	1.15	(0.20)	(0.00)[d]	(0.20)	12.29	10.23		8,439		0.69		0.20		1.85		24
	5/31/12		11.35	0.22		0.02	0.24	(0.22)	(0.03)	(0.25)	11.34	2.21		2,568		0.98		0.21		1.96		25
Retirement Class:	11/30/16	#	13.07	0.05		0.16	0.21	(0.05)	—	(0.05)	13.23	1.58	[b]	27,997		0.51	[c]	0.26	[c]	0.72	[c]	15	[b]
	5/31/16		13.33	0.21		(0.23)	(0.02)	(0.22)	(0.02)	(0.24)	13.07	(0.11)		22,078		0.61		0.27		1.65		41
	5/31/15		13.05	0.25		0.31	0.56	(0.25)	(0.03)	(0.28)	13.33	4.35		8,778		0.65		0.29		1.95		35
	5/31/14		12.29	0.20		0.84	1.04	(0.21)	(0.07)	(0.28)	13.05	8.53		1,696		0.76		0.29		1.60		26
	5/31/13		11.34	0.20		0.94	1.14	(0.19)	(0.00)[d]	(0.19)	12.29	10.12		987		0.88		0.30		1.65		24
	5/31/12		11.36	0.21		0.01	0.22	(0.21)	(0.03)	(0.24)	11.34	2.02		622		1.16		0.31		1.89		25
LIFECYCLE INDEX 2010 FUND
Institutional Class:	11/30/16	#	13.76	0.07		0.20	0.27	—	—	—	14.03	1.96	[b]	170,514		0.16	[c]	0.01	[c]	0.94	[c]	6	[b]
	5/31/16		14.07	0.27		(0.29)	(0.02)	(0.26)	(0.03)	(0.29)	13.76	(0.07)		153,329		0.17		0.02		2.01		24
	5/31/15		13.72	0.29		0.38	0.67	(0.29)	(0.03)	(0.32)	14.07	4.96		122,842		0.17		0.04		2.12		14
	5/31/14		12.81	0.25		1.02	1.27	(0.24)	(0.12)	(0.36)	13.72	10.02		109,776		0.19		0.05		1.92		17
	5/31/13		11.60	0.23		1.20	1.43	(0.21)	(0.01)	(0.22)	12.81	12.45		84,599		0.21		0.06		1.83		13
	5/31/12		11.75	0.23		(0.13)	0.10	(0.22)	(0.03)	(0.25)	11.60	0.92		64,002		0.26		0.07		2.02		25
Advisor Class:	11/30/16	#	13.77	0.06		0.20	0.26	—	—	—	14.03	1.89	[b]	105		0.18	[c]	0.02	[c]	0.92	[c]	6	[b]
	5/31/16	‡	13.84	0.08		0.14	0.22	(0.26)	(0.03)	(0.29)	13.77	1.65	[b]	103		0.20	[c]	0.03	[c]	1.19	[c]	24
Premier Class:	11/30/16	#	13.73	0.06		0.19	0.25	—	—	—	13.98	1.82	[b]	29,091		0.31	[c]	0.16	[c]	0.79	[c]	6	[b]
	5/31/16		14.04	0.25		(0.29)	(0.04)	(0.24)	(0.03)	(0.27)	13.73	(0.22)		26,787		0.32		0.17		1.86		24
	5/31/15		13.68	0.27		0.39	0.66	(0.27)	(0.03)	(0.30)	14.04	4.89		23,379		0.32		0.19		1.97		14
	5/31/14		12.77	0.21		1.03	1.24	(0.21)	(0.12)	(0.33)	13.68	9.85		22,820		0.34		0.20		1.62		17
	5/31/13		11.57	0.22		1.19	1.41	(0.20)	(0.01)	(0.21)	12.77	12.28		25,923		0.36		0.21		1.79		13
	5/31/12		11.73	0.21		(0.13)	0.08	(0.21)	(0.03)	(0.24)	11.57	0.74		12,701		0.41		0.22		1.86		25
Retirement Class:	11/30/16	#	13.66	0.05		0.19	0.24	—	—	—	13.90	1.76	[b]	60,552		0.41	[c]	0.26	[c]	0.69	[c]	6	[b]
	5/31/16		13.97	0.23		(0.28)	(0.05)	(0.23)	(0.03)	(0.26)	13.66	(0.30)		50,981		0.47		0.27		1.74		24
	5/31/15		13.63	0.25		0.38	0.63	(0.26)	(0.03)	(0.29)	13.97	4.70		41,362		0.47		0.29		1.83		14
	5/31/14		12.74	0.19		1.03	1.22	(0.21)	(0.12)	(0.33)	13.63	9.70		26,305		0.49		0.30		1.49		17
	5/31/13		11.54	0.20		1.21	1.41	(0.20)	(0.01)	(0.21)	12.74	12.26		10,672		0.51		0.31		1.63		13
	5/31/12		11.72	0.21		(0.15)	0.06	(0.21)	(0.03)	(0.24)	11.54	0.58		4,044		0.56		0.32		1.80		25

60	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	61

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
LIFECYCLE INDEX 2015 FUND
Institutional Class:	11/30/16	#	$14.20	$0.06		$ 0.26	$ 0.32	$ —	$ —	$ —	$14.52	2.25%[b]	$288,228		0.14%[c]		0.01%[c]		0.89%[c]		7%[b]
	5/31/16		14.57	0.29		(0.34)	(0.05)	(0.28)	(0.04)	(0.32)	14.20	(0.32)	263,164		0.15		0.03		2.05		22
	5/31/15		14.14	0.31		0.44	0.75	(0.30)	(0.02)	(0.32)	14.57	5.37	221,139		0.14		0.05		2.13		12
	5/31/14		13.07	0.26		1.15	1.41	(0.24)	(0.10)	(0.34)	14.14	10.97	191,164		0.16		0.06		1.94		16
	5/31/13		11.64	0.23		1.42	1.65	(0.21)	(0.01)	(0.22)	13.07	14.26	145,288		0.18		0.07		1.82		10
	5/31/12		11.90	0.23		(0.27)	(0.04)	(0.21)	(0.01)	(0.22)	11.64	(0.21)	102,292		0.22		0.08		1.96		21
Advisor Class:	11/30/16	#	14.21	0.06		0.25	0.31	—	—	—	14.52	2.18 [b]	105		0.15	[c]	0.03	[c]	0.87	[c]	7	[b]
	5/31/16	‡	14.31	0.08		0.13	0.21	(0.27)	(0.04)	(0.31)	14.21	1.55 [b]	103		0.17	[c]	0.04	[c]	1.16	[c]	22
Premier Class:	11/30/16	#	14.15	0.05		0.25	0.30	—	—	—	14.45	2.12 [b]	63,432		0.29	[c]	0.16	[c]	0.74	[c]	7	[b]
	5/31/16		14.52	0.27		(0.35)	(0.08)	(0.25)	(0.04)	(0.29)	14.15	(0.47)	61,129		0.30		0.18		1.91		22
	5/31/15		14.10	0.28		0.43	0.71	(0.27)	(0.02)	(0.29)	14.52	5.16	55,574		0.29		0.20		1.96		12
	5/31/14		13.02	0.22		1.18	1.40	(0.22)	(0.10)	(0.32)	14.10	10.92	53,952		0.31		0.21		1.67		16
	5/31/13		11.61	0.24		1.38	1.62	(0.20)	(0.01)	(0.21)	13.02	14.04	53,709		0.33		0.22		1.91		10
	5/31/12		11.88	0.21		(0.27)	(0.06)	(0.20)	(0.01)	(0.21)	11.61	(0.39)	15,447		0.37		0.23		1.81		21
Retirement Class:	11/30/16	#	14.11	0.05		0.24	0.29	—	—	—	14.40	2.06 [b]	100,065		0.39	[c]	0.26	[c]	0.64	[c]	7	[b]
	5/31/16		14.48	0.24		(0.33)	(0.09)	(0.24)	(0.04)	(0.28)	14.11	(0.56)	87,677		0.45		0.28		1.75		22
	5/31/15		14.06	0.26		0.45	0.71	(0.27)	(0.02)	(0.29)	14.48	5.12	64,781		0.44		0.30		1.85		12
	5/31/14		13.00	0.21		1.16	1.37	(0.21)	(0.10)	(0.31)	14.06	10.73	39,234		0.46		0.31		1.53		16
	5/31/13		11.59	0.20		1.41	1.61	(0.19)	(0.01)	(0.20)	13.00	13.95	19,214		0.48		0.32		1.61		10
	5/31/12		11.86	0.19		(0.25)	(0.06)	(0.20)	(0.01)	(0.21)	11.59	(0.40)	9,527		0.51		0.33		1.63		21
LIFECYCLE INDEX 2020 FUND
Institutional Class:	11/30/16	#	14.70	0.06		0.32	0.38	—	—	—	15.08	2.59 [b]	515,381		0.13	[c]	0.02	[c]	0.79	[c]	4	[b]
	5/31/16		15.15	0.30		(0.43)	(0.13)	(0.29)	(0.03)	(0.32)	14.70	(0.81)	431,790		0.13		0.04		2.08		15
	5/31/15		14.62	0.32		0.53	0.85	(0.30)	(0.02)	(0.32)	15.15	5.90	327,209		0.13		0.06		2.13		9
	5/31/14		13.32	0.27		1.36	1.63	(0.25)	(0.08)	(0.33)	14.62	12.42	260,171		0.15		0.06		1.95		10
	5/31/13		11.63	0.23		1.67	1.90	(0.21)	(0.00)[d]	(0.21)	13.32	16.51	183,056		0.17		0.07		1.83		8
	5/31/12		12.04	0.22		(0.41)	(0.19)	(0.21)	(0.01)	(0.22)	11.63	(1.49)	121,899		0.21		0.09		1.87		14
Advisor Class:	11/30/16	#	14.70	0.06		0.32	0.38	—	—	—	15.08	2.59 [b]	213		0.14	[c]	0.04	[c]	0.78	[c]	4	[b]
	5/31/16	‡	14.83	0.08		0.10	0.18	(0.28)	(0.03)	(0.31)	14.70	1.32 [b]	103		0.16	[c]	0.05	[c]	1.09	[c]	15
Premier Class:	11/30/16	#	14.64	0.05		0.32	0.37	—	—	—	15.01	2.53 [b]	151,209		0.28	[c]	0.17	[c]	0.64	[c]	4	[b]
	5/31/16		15.09	0.28		(0.43)	(0.15)	(0.27)	(0.03)	(0.30)	14.64	(0.95)	135,778		0.28		0.19		1.97		15
	5/31/15		14.57	0.29		0.53	0.82	(0.28)	(0.02)	(0.30)	15.09	5.70	117,293		0.28		0.21		1.98		9
	5/31/14		13.27	0.24		1.37	1.61	(0.23)	(0.08)	(0.31)	14.57	12.30	104,180		0.30		0.21		1.71		10
	5/31/13		11.60	0.25		1.62	1.87	(0.20)	(0.00)[d]	(0.20)	13.27	16.29	89,233		0.32		0.22		1.96		8
	5/31/12		12.02	0.20		(0.41)	(0.21)	(0.20)	(0.01)	(0.21)	11.60	(1.67)	27,047		0.36		0.24		1.69		14
Retirement Class:	11/30/16	#	14.60	0.04		0.32	0.36	—	—	—	14.96	2.47 [b]	219,364		0.38	[c]	0.27	[c]	0.54	[c]	4	[b]
	5/31/16		15.04	0.26		(0.41)	(0.15)	(0.26)	(0.03)	(0.29)	14.60	(0.96)	172,443		0.43		0.29		1.84		15
	5/31/15		14.54	0.28		0.52	0.80	(0.28)	(0.02)	(0.30)	15.04	5.55	112,353		0.43		0.31		1.93		9
	5/31/14		13.25	0.22		1.38	1.60	(0.23)	(0.08)	(0.31)	14.54	12.19	49,705		0.45		0.31		1.58		10
	5/31/13		11.59	0.21		1.64	1.85	(0.19)	(0.00)[d]	(0.19)	13.25	16.13	23,032		0.47		0.32		1.64		8
	5/31/12		12.01	0.18		(0.40)	(0.22)	(0.19)	(0.01)	(0.20)	11.59	(1.70)	8,485		0.51		0.34		1.54		14

62	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	63

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
LIFECYCLE INDEX 2025 FUND
Institutional Class:	11/30/16	#	$15.14	$0.05		$ 0.42	$ 0.47	$ —	$ —	$ —	$15.61	3.10%[b]	$ 533,297		0.13%[c]		0.02%[c]		0.68%[c]		4%[b]
	5/31/16		15.69	0.32		(0.53)	(0.21)	(0.31)	(0.03)	(0.34)	15.14	(1.26)	449,137		0.13		0.04		2.15		9
	5/31/15		15.09	0.33		0.61	0.94	(0.32)	(0.02)	(0.34)	15.69	6.31	337,862		0.13		0.07		2.15		6
	5/31/14		13.57	0.28		1.58	1.86	(0.26)	(0.08)	(0.34)	15.09	13.85	270,258		0.15		0.07		1.96		11
	5/31/13		11.63	0.23		1.93	2.16	(0.22)	(0.00)[d]	(0.22)	13.57	18.71	187,069		0.17		0.08		1.84		8
	5/31/12		12.18	0.21		(0.55)	(0.34)	(0.20)	(0.01)	(0.21)	11.63	(2.70)	120,360		0.21		0.09		1.80		12
Advisor Class:	11/30/16	#	15.14	0.05		0.41	0.46	—	—	—	15.60	3.04 [b]	106		0.14	[c]	0.04	[c]	0.66	[c]	4	[b]
	5/31/16	‡	15.32	0.07		0.08	0.15	(0.30)	(0.03)	(0.33)	15.14	1.11 [b]	103		0.16	[c]	0.05	[c]	1.01	[c]	9
Premier Class:	11/30/16	#	15.09	0.04		0.41	0.45	—	—	—	15.54	2.98 [b]	159,580		0.28	[c]	0.17	[c]	0.53	[c]	4	[b]
	5/31/16		15.63	0.30		(0.52)	(0.22)	(0.29)	(0.03)	(0.32)	15.09	(1.34)	142,200		0.28		0.19		2.01		9
	5/31/15		15.04	0.30		0.61	0.91	(0.30)	(0.02)	(0.32)	15.63	6.11	118,947		0.28		0.22		1.97		6
	5/31/14		13.53	0.24		1.59	1.83	(0.24)	(0.08)	(0.32)	15.04	13.63	98,691		0.30		0.22		1.70		11
	5/31/13		11.61	0.27		1.86	2.13	(0.21)	(0.00)[d]	(0.21)	13.53	18.50	81,393		0.32		0.23		2.11		8
	5/31/12		12.16	0.19		(0.54)	(0.35)	(0.19)	(0.01)	(0.20)	11.61	(2.79)	18,118		0.36		0.24		1.64		12
Retirement Class:	11/30/16	#	15.04	0.03		0.41	0.44	—	—	—	15.48	2.93 [b]	221,754		0.38	[c]	0.27	[c]	0.43	[c]	4	[b]
	5/31/16		15.58	0.27		(0.50)	(0.23)	(0.28)	(0.03)	(0.31)	15.04	(1.41)	170,093		0.43		0.29		1.86		9
	5/31/15		15.00	0.29		0.60	0.89	(0.29)	(0.02)	(0.31)	15.58	6.02	99,991		0.43		0.32		1.93		6
	5/31/14		13.50	0.21		1.60	1.81	(0.23)	(0.08)	(0.31)	15.00	13.53	49,436		0.45		0.32		1.46		11
	5/31/13		11.58	0.21		1.91	2.12	(0.20)	(0.00)[d]	(0.20)	13.50	18.46	19,093		0.47		0.33		1.69		8
	5/31/12		12.15	0.19		(0.56)	(0.37)	(0.19)	(0.01)	(0.20)	11.58	(2.97)	5,837		0.51		0.34		1.64		12
LIFECYCLE INDEX 2030 FUND
Institutional Class:	11/30/16	#	15.60	0.04		0.51	0.55	—	—	—	16.15	3.53 [b]	573,929		0.13	[c]	0.03	[c]	0.56	[c]	3	[b]
	5/31/16		16.25	0.34		(0.62)	(0.28)	(0.33)	(0.04)	(0.37)	15.60	(1.67)	487,539		0.13		0.05		2.19		7
	5/31/15		15.56	0.34		0.70	1.04	(0.33)	(0.02)	(0.35)	16.25	6.77	360,424		0.13		0.07		2.15		5
	5/31/14		13.84	0.29		1.80	2.09	(0.28)	(0.09)	(0.37)	15.56	15.24	283,951		0.15		0.08		1.95		10
	5/31/13		11.65	0.24		2.17	2.41	(0.22)	(0.00)[d]	(0.22)	13.84	20.90	194,258		0.17		0.09		1.84		4
	5/31/12		12.35	0.20		(0.70)	(0.50)	(0.19)	(0.01)	(0.20)	11.65	(3.89)	124,802		0.21		0.10		1.74		10
Advisor Class:	11/30/16	#	15.60	0.04		0.50	0.54	—	—	—	16.14	3.46 [b]	107		0.14	[c]	0.05	[c]	0.54	[c]	3	[b]
	5/31/16	‡	15.83	0.07		0.06	0.13	(0.32)	(0.04)	(0.36)	15.60	0.93 [b]	103		0.16	[c]	0.07	[c]	0.93	[c]	7
Premier Class:	11/30/16	#	15.54	0.03		0.50	0.53	—	—	—	16.07	3.41 [b]	170,493		0.28	[c]	0.18	[c]	0.41	[c]	3	[b]
	5/31/16		16.19	0.32		(0.63)	(0.31)	(0.30)	(0.04)	(0.34)	15.54	(1.82)	152,863		0.28		0.20		2.06		7
	5/31/15		15.50	0.32		0.70	1.02	(0.31)	(0.02)	(0.33)	16.19	6.65	130,175		0.28		0.22		2.00		5
	5/31/14		13.80	0.25		1.80	2.05	(0.26)	(0.09)	(0.35)	15.50	14.98	109,285		0.30		0.23		1.70		10
	5/31/13		11.62	0.26		2.14	2.40	(0.22)	(0.00)[d]	(0.22)	13.80	20.79	86,071		0.32		0.24		2.05		4
	5/31/12		12.32	0.18		(0.69)	(0.51)	(0.18)	(0.01)	(0.19)	11.62	(4.00)	22,673		0.36		0.25		1.55		10
Retirement Class:	11/30/16	#	15.48	0.02		0.51	0.53	—	—	—	16.01	3.42 [b]	223,626		0.38	[c]	0.28	[c]	0.31	[c]	3	[b]
	5/31/16		16.13	0.29		(0.61)	(0.32)	(0.29)	(0.04)	(0.33)	15.48	(1.89)	154,906		0.43		0.30		1.93		7
	5/31/15		15.46	0.31		0.69	1.00	(0.31)	(0.02)	(0.33)	16.13	6.51	94,242		0.43		0.32		2.00		5
	5/31/14		13.77	0.21		1.82	2.03	(0.25)	(0.09)	(0.34)	15.46	14.87	39,318		0.45		0.33		1.45		10
	5/31/13		11.60	0.21		2.16	2.37	(0.20)	(0.00)[d]	(0.20)	13.77	20.62	18,588		0.47		0.34		1.62		4
	5/31/12		12.31	0.18		(0.70)	(0.52)	(0.18)	(0.01)	(0.19)	11.60	(4.10)	7,553		0.51		0.35		1.53		10

64	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	65

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
LIFECYCLE INDEX 2035 FUND
Institutional Class:	11/30/16	#	$ 16.01	$ 0.03		$ 0.61	$ 0.64	$ —	$ —	$ —	$ 16.65	4.00%[b]	$575,644		0.13%[c]		0.04%[c]		0.39%[c]		2%[b]
	5/31/16		16.77	0.34		(0.72)	(0.38)	(0.34)	(0.04)	(0.38)	16.01	(2.18)	489,103		0.13		0.06		2.19		6
	5/31/15		16.01	0.35		0.78	1.13	(0.35)	(0.02)	(0.37)	16.77	7.14	370,682		0.13		0.08		2.15		5
	5/31/14		14.08	0.29		2.02	2.31	(0.29)	(0.09)	(0.38)	16.01	16.51	296,719		0.15		0.08		1.96		9
	5/31/13		11.63	0.24		2.44	2.68	(0.23)	(0.00)[d]	(0.23)	14.08	23.25	203,726		0.17		0.09		1.86		7
	5/31/12		12.48	0.20		(0.85)	(0.65)	(0.19)	(0.01)	(0.20)	11.63	(5.07)	125,358		0.21		0.10		1.68		19
Advisor Class:	11/30/16	#	16.00	0.03		0.61	0.64	—	—	—	16.64	4.00 [b]	107		0.14	[c]	0.05	[c]	0.38	[c]	2	[b]
	5/31/16	‡	16.29	0.06		0.02	0.08	(0.33)	(0.04)	(0.37)	16.00	0.63 [b]	103		0.16	[c]	0.07	[c]	0.78	[c]	6
Premier Class:	11/30/16	#	15.94	0.02		0.61	0.63	—	—	—	16.57	3.95 [b]	149,987		0.28	[c]	0.19	[c]	0.24	[c]	2	[b]
	5/31/16		16.71	0.32		(0.74)	(0.42)	(0.31)	(0.04)	(0.35)	15.94	(2.39)	131,478		0.28		0.21		2.06		6
	5/31/15		15.95	0.32		0.79	1.11	(0.33)	(0.02)	(0.35)	16.71	7.02	108,817		0.28		0.23		1.99		5
	5/31/14		14.03	0.25		2.03	2.28	(0.27)	(0.09)	(0.36)	15.95	16.34	90,943		0.30		0.23		1.69		9
	5/31/13		11.60	0.28		2.37	2.65	(0.22)	(0.00)[d]	(0.22)	14.03	23.06	68,495		0.32		0.24		2.17		7
	5/31/12		12.46	0.17		(0.84)	(0.67)	(0.18)	(0.01)	(0.19)	11.60	(5.26)	13,777		0.36		0.25		1.49		19
Retirement Class:	11/30/16	#	15.88	0.01		0.61	0.62	—	—	—	16.50	3.90 [b]	186,481		0.38	[c]	0.29	[c]	0.15	[c]	2	[b]
	5/31/16		16.66	0.30		(0.73)	(0.43)	(0.31)	(0.04)	(0.35)	15.88	(2.51)	139,061		0.44		0.31		1.94		6
	5/31/15		15.91	0.31		0.78	1.09	(0.32)	(0.02)	(0.34)	16.66	6.92	71,803		0.43		0.33		1.91		5
	5/31/14		14.00	0.22		2.04	2.26	(0.26)	(0.09)	(0.35)	15.91	16.23	34,019		0.45		0.33		1.45		9
	5/31/13		11.57	0.21		2.43	2.64	(0.21)	(0.00)[d]	(0.21)	14.00	23.00	16,853		0.47		0.34		1.63		7
	5/31/12		12.44	0.18		(0.86)	(0.68)	(0.18)	(0.01)	(0.19)	11.57	(5.36)	6,337		0.51		0.35		1.52		19
LIFECYCLE INDEX 2040 FUND
Institutional Class:	11/30/16	#	16.19	0.02		0.71	0.73	—	—	—	16.92	4.51 [b]	698,897		0.13	[c]	0.04	[c]	0.22	[c]	2	[b]
	5/31/16		17.08	0.35		(0.84)	(0.49)	(0.35)	(0.05)	(0.40)	16.19	(2.80)	607,811		0.13		0.06		2.20		4
	5/31/15		16.25	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.08	7.55	462,814		0.13		0.08		2.17		6
	5/31/14		14.19	0.30		2.15	2.45	(0.30)	(0.09)	(0.39)	16.25	17.45	379,218		0.15		0.08		1.95		8
	5/31/13		11.62	0.24		2.57	2.81	(0.24)	(0.00)[d]	(0.24)	14.19	24.37	264,444		0.16		0.09		1.86		6
	5/31/12		12.52	0.20		(0.89)	(0.69)	(0.19)	(0.02)	(0.21)	11.62	(5.42)	170,934		0.19		0.10		1.70		17
Advisor Class:	11/30/16	#	16.19	0.02		0.71	0.73	—	—	—	16.92	4.51 [b]	282		0.14	[c]	0.06	[c]	0.20	[c]	2	[b]
	5/31/16	‡	16.54	0.05		(0.01)	0.04	(0.34)	(0.05)	(0.39)	16.19	0.36 [b]	103		0.16	[c]	0.08	[c]	0.63	[c]	4
Premier Class:	11/30/16	#	16.12	0.01		0.71	0.72	—	—	—	16.84	4.47 [b]	147,767		0.28	[c]	0.19	[c]	0.07	[c]	2	[b]
	5/31/16		17.01	0.33		(0.85)	(0.52)	(0.32)	(0.05)	(0.37)	16.12	(2.95)	125,148		0.28		0.21		2.07		4
	5/31/15		16.19	0.33		0.85	1.18	(0.34)	(0.02)	(0.36)	17.01	7.36	102,991		0.28		0.23		1.99		6
	5/31/14		14.14	0.26		2.16	2.42	(0.28)	(0.09)	(0.37)	16.19	17.28	87,589		0.30		0.23		1.70		8
	5/31/13		11.59	0.28		2.50	2.78	(0.23)	(0.00)[d]	(0.23)	14.14	24.18	66,876		0.31		0.24		2.12		6
	5/31/12		12.49	0.17		(0.87)	(0.70)	(0.18)	(0.02)	(0.20)	11.59	(5.52)	16,233		0.34		0.25		1.48		17
Retirement Class:	11/30/16	#	16.07	(0.00)[d]		0.71	0.71	—	—	—	16.78	4.42 [b]	178,151		0.38	[c]	0.29	[c]	(0.03)[c]		2	[b]
	5/31/16		16.96	0.31		(0.84)	(0.53)	(0.31)	(0.05)	(0.36)	16.07	(3.02)	133,347		0.43		0.31		1.94		4
	5/31/15		16.15	0.32		0.84	1.16	(0.33)	(0.02)	(0.35)	16.96	7.28	74,281		0.43		0.33		1.92		6
	5/31/14		14.12	0.24		2.15	2.39	(0.27)	(0.09)	(0.36)	16.15	17.09	33,725		0.45		0.33		1.58		8
	5/31/13		11.57	0.21		2.55	2.76	(0.21)	(0.00)[d]	(0.21)	14.12	24.10	19,052		0.46		0.34		1.65		6
	5/31/12		12.48	0.18		(0.89)	(0.71)	(0.18)	(0.02)	(0.20)	11.57	(5.62)	7,751		0.49		0.35		1.51		17

66	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	67

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
LIFECYCLE INDEX 2045 FUND
Institutional Class:	11/30/16	#	$ 16.13	$ 0.01		$ 0.74	$ 0.75	$ —	$ —	$ —	$ 16.88	4.65%[b]	$ 346,837		0.14%[c]		0.04%[c]		0.15%[c]		2%[b]
	5/31/16		17.00	0.35		(0.83)	(0.48)	(0.35)	(0.04)	(0.39)	16.13	(2.73)	279,626		0.15		0.06		2.20		8
	5/31/15		16.17	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.00	7.56	189,644		0.15		0.08		2.17		5
	5/31/14		14.10	0.29		2.14	2.43	(0.30)	(0.06)	(0.36)	16.17	17.37	135,011		0.18		0.08		1.94		13
	5/31/13		11.54	0.25		2.54	2.79	(0.23)	(0.00)[d]	(0.23)	14.10	24.42	83,001		0.22		0.09		1.90		16
	5/31/12		12.42	0.19		(0.87)	(0.68)	(0.19)	(0.01)	(0.20)	11.54	(5.36)	45,913		0.34		0.10		1.65		25
Advisor Class:	11/30/16	#	16.12	0.01		0.75	0.76	—	—	—	16.88	4.71 [b]	108		0.15	[c]	0.06	[c]	0.14	[c]	2	[b]
	5/31/16	‡	16.46	0.04		0.00	0.04	(0.34)	(0.04)	(0.38)	16.12	0.38 [b]	103		0.17	[c]	0.08	[c]	0.59	[c]	8
Premier Class:	11/30/16	#	16.06	0.00	[d]	0.75	0.75	—	—	—	16.81	4.67 [b]	108,482		0.29	[c]	0.19	[c]	0.00	[c]	2	[b]
	5/31/16		16.94	0.33		(0.85)	(0.52)	(0.32)	(0.04)	(0.36)	16.06	(2.94)	93,446		0.30		0.21		2.06		8
	5/31/15		16.11	0.33		0.86	1.19	(0.34)	(0.02)	(0.36)	16.94	7.44	78,809		0.30		0.23		2.00		5
	5/31/14		14.05	0.26		2.14	2.40	(0.28)	(0.06)	(0.34)	16.11	17.21	63,580		0.33		0.23		1.75		13
	5/31/13		11.52	0.30		2.46	2.76	(0.23)	(0.00)[d]	(0.23)	14.05	24.14	44,631		0.36		0.24		2.35		16
	5/31/12		12.40	0.17		(0.86)	(0.69)	(0.18)	(0.01)	(0.19)	11.52	(5.46)	7,202		0.49		0.25		1.47		25
Retirement Class:	11/30/16	#	16.00	(0.01)		0.74	0.73	—	—	—	16.73	4.56 [b]	130,597		0.39	[c]	0.29	[c]	(0.09)[c]		2	[b]
	5/31/16		16.88	0.30		(0.83)	(0.53)	(0.31)	(0.04)	(0.35)	16.00	(3.00)	96,878		0.45		0.31		1.90		8
	5/31/15		16.07	0.31		0.85	1.16	(0.33)	(0.02)	(0.35)	16.88	7.29	45,836		0.45		0.33		1.88		5
	5/31/14		14.02	0.23		2.15	2.38	(0.27)	(0.06)	(0.33)	16.07	17.10	20,002		0.48		0.33		1.51		13
	5/31/13		11.50	0.23		2.50	2.73	(0.21)	(0.00)[d]	(0.21)	14.02	23.98	9,184		0.52		0.34		1.75		16
	5/31/12		12.39	0.16		(0.86)	(0.70)	(0.18)	(0.01)	(0.19)	11.50	(5.56)	2,967		0.64		0.35		1.38		25
LIFECYCLE INDEX 2050 FUND
Institutional Class:	11/30/16	#	16.13	0.01		0.76	0.77	—	—	—	16.90	4.77 [b]	229,342		0.15	[c]	0.04	[c]	0.13	[c]	2	[b]
	5/31/16		16.99	0.35		(0.83)	(0.48)	(0.34)	(0.04)	(0.38)	16.13	(2.69)	184,432		0.16		0.06		2.18		10
	5/31/15		16.16	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	16.99	7.58	122,783		0.17		0.08		2.18		5
	5/31/14		14.09	0.29		2.14	2.43	(0.30)	(0.06)	(0.36)	16.16	17.38	86,068		0.21		0.08		1.91		20
	5/31/13		11.54	0.24		2.54	2.78	(0.23)	(0.00)[d]	(0.23)	14.09	24.33	57,380		0.28		0.09		1.85		22
	5/31/12		12.42	0.19		(0.87)	(0.68)	(0.19)	(0.01)	(0.20)	11.54	(5.36)	30,943		0.44		0.10		1.66		30
Advisor Class:	11/30/16	#	16.13	0.01		0.76	0.77	—	—	—	16.90	4.77 [b]	289		0.17	[c]	0.06	[c]	0.11	[c]	2	[b]
	5/31/16	‡	16.45	0.04		0.02	0.06	(0.34)	(0.04)	(0.38)	16.13	0.49 [b]	103		0.19	[c]	0.07	[c]	0.57	[c]	10
Premier Class:	11/30/16	#	16.06	(0.00)[d]		0.76	0.76	—	—	—	16.82	4.73 [b]	79,392		0.30	[c]	0.19	[c]	(0.02)[c]		2	[b]
	5/31/16		16.92	0.32		(0.82)	(0.50)	(0.32)	(0.04)	(0.36)	16.06	(2.84)	67,811		0.31		0.21		2.04		10
	5/31/15		16.10	0.33		0.84	1.17	(0.33)	(0.02)	(0.35)	16.92	7.40	54,208		0.32		0.23		1.99		5
	5/31/14		14.04	0.26		2.14	2.40	(0.28)	(0.06)	(0.34)	16.10	17.23	40,648		0.36		0.23		1.76		20
	5/31/13		11.51	0.30		2.46	2.76	(0.23)	(0.00)[d]	(0.23)	14.04	24.16	26,880		0.41		0.24		2.33		22
	5/31/12		12.39	0.17		(0.86)	(0.69)	(0.18)	(0.01)	(0.19)	11.51	(5.46)	3,683		0.59		0.25		1.46		30
Retirement Class:	11/30/16	#	16.00	(0.01)		0.76	0.75	—	—	—	16.75	4.69 [b]	97,916		0.40	[c]	0.29	[c]	(0.12)[c]		2	[b]
	5/31/16		16.86	0.30		(0.81)	(0.51)	(0.31)	(0.04)	(0.35)	16.00	(2.89)	69,550		0.46		0.31		1.93		10
	5/31/15		16.06	0.30		0.85	1.15	(0.33)	(0.02)	(0.35)	16.86	7.25	31,045		0.47		0.33		1.86		5
	5/31/14		14.01	0.23		2.15	2.38	(0.27)	(0.06)	(0.33)	16.06	17.12	11,803		0.51		0.33		1.55		20
	5/31/13		11.49	0.22		2.51	2.73	(0.21)	(0.00)[d]	(0.21)	14.01	24.00	5,528		0.58		0.34		1.67		22
	5/31/12		12.38	0.15		(0.85)	(0.70)	(0.18)	(0.01)	(0.19)	11.49	(5.57)	1,692		0.75		0.35		1.33		30

68	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	69

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
LIFECYCLE INDEX 2055 FUND
Institutional Class:	11/30/16	#	$ 12.84	$ 0.01		$ 0.61	$ 0.62	$ —	$ —	$ —	$ 13.46	4.83%[b]		$ 60,002		0.26%[c]		0.04%[c]		0.10	%c	3%[b]
	5/31/16		13.51	0.25		(0.61)	(0.36)	(0.27)	(0.04)	(0.31)	12.84	(2.56)		43,460		0.33		0.06		1.97		36
	5/31/15		12.86	0.29		0.65	0.94	(0.28)	(0.01)	(0.29)	13.51	7.47		34,367		0.34		0.08		2.18		9
	5/31/14		11.21	0.23		1.70	1.93	(0.23)	(0.05)	(0.28)	12.86	17.42		22,433		0.54		0.08		1.93		25
	5/31/13		9.18	0.19		2.03	2.22	(0.19)	(0.00)[d]	(0.19)	11.21	24.40		13,356		0.75		0.09		1.83		9
	5/31/12		9.87	0.15		(0.69)	(0.54)	(0.15)	(0.00)[d]	(0.15)	9.18	(5.33)		8,376		1.15		0.10		1.61		7
Advisor Class:	11/30/16	#	12.83	0.01		0.61	0.62	—	—	—	13.45	4.83	[b]	108		0.27	[c]	0.06	[c]	0.08	[c]	3	[b]
	5/31/16	‡	13.08	0.03		0.03	0.06	(0.27)	(0.04)	(0.31)	12.83	0.55	[b]	103		0.37	[c]	0.07	[c]	0.55	[c]	36
Premier Class:	11/30/16	#	12.82	(0.00)[d]		0.61	0.61	—	—	—	13.43	4.76	[b]	15,389		0.41	[c]	0.19	[c]	(0.05	)c	3	[b]
	5/31/16		13.49	0.24		(0.61)	(0.37)	(0.26)	(0.04)	(0.30)	12.82	(2.71)		11,080		0.48		0.21		1.88		36
	5/31/15		12.84	0.26		0.67	0.93	(0.27)	(0.01)	(0.28)	13.49	7.35		7,695		0.49		0.23		1.96		9
	5/31/14		11.20	0.21		1.70	1.91	(0.22)	(0.05)	(0.27)	12.84	17.21		4,510		0.69		0.23		1.76		25
	5/31/13		9.17	0.19		2.02	2.21	(0.18)	(0.00)[d]	(0.18)	11.20	24.29		2,305		0.91		0.24		1.81		9
	5/31/12		9.87	0.14		(0.70)	(0.56)	(0.14)	(0.00)[d]	(0.14)	9.17	(5.53)		986		1.31		0.25		1.50		7
Retirement Class:	11/30/16	#	12.79	(0.01)		0.62	0.61	—	—	—	13.40	4.77	[b]	31,735		0.51	[c]	0.29	[c]	(0.15	)c	3	[b]
	5/31/16		13.48	0.23		(0.63)	(0.40)	(0.25)	(0.04)	(0.29)	12.79	(2.90)		20,472		0.64		0.31		1.84		36
	5/31/15		12.83	0.27		0.65	0.92	(0.26)	(0.01)	(0.27)	13.48	7.33		7,668		0.65		0.33		2.06		9
	5/31/14		11.19	0.20		1.70	1.90	(0.21)	(0.05)	(0.26)	12.83	17.12		2,417		0.85		0.33		1.64		25
	5/31/13		9.17	0.16		2.02	2.18	(0.16)	(0.00)[d]	(0.16)	11.19	24.03		1,416		1.06		0.34		1.55		9
	5/31/12		9.87	0.13		(0.70)	(0.57)	(0.13)	(0.00)[d]	(0.13)	9.17	(5.59)		986		1.46		0.35		1.36		7

LIFECYCLE INDEX 2060 FUND
Institutional Class:	11/30/16	#	9.89	0.00	[d]	0.49	0.49	—	—	—	10.38	4.95	[b]	11,391		1.10	[c]	0.04	[c]	0.07	[c]	16	[b]
	5/31/16		10.41	0.21		(0.48)	(0.27)	(0.21)	(0.04)	(0.25)	9.89	(2.46)		9,488		1.20		0.06		2.12		21
	5/31/15	^	10.00	0.21		0.41	0.62	(0.21)	—	(0.21)	10.41	6.31	[b]	8,556		1.65	[c]	0.08	[c]	3.06	[c]	6	[b]
Advisor Class:	11/30/16	#	9.89	0.00	[d]	0.49	0.49	—	—	—	10.38	4.95	[b]	108		1.10	[c]	0.06	[c]	0.05	[c]	16	[b]
	5/31/16	‡	10.09	0.02		0.03	0.05	(0.21)	(0.04)	(0.25)	9.89	0.61	[b]	103		1.29	[c]	0.07	[c]	0.53	[c]	21
Premier Class:	11/30/16	#	9.88	(0.00)[d]		0.48	0.48	—	—	—	10.36	4.86	[b]	1,234		1.24	[c]	0.19	[c]	(0.07	)c	16	[b]
	5/31/16		10.41	0.20		(0.49)	(0.29)	(0.20)	(0.04)	(0.24)	9.88	(2.71)		1,049		1.35		0.21		2.02		21
	5/31/15	^	10.00	0.20		0.42	0.62	(0.21)	—	(0.21)	10.41	6.26	[b]	1,062		1.97	[c]	0.23	[c]	2.92	[c]	6	[b]
Retirement Class:	11/30/16	#	9.88	(0.01)		0.48	0.47	—	—	—	10.35	4.76	[b]	2,431		1.37	[c]	0.29	[c]	(0.18	)c	16	[b]
	5/31/16		10.40	0.19		(0.48)	(0.29)	(0.19)	(0.04)	(0.23)	9.88	(2.72)		1,098		1.51		0.31		1.91		21
	5/31/15	^	10.00	0.19		0.41	0.60	(0.20)	—	(0.20)	10.40	6.14	[b]	1,067		2.12	[c]	0.33	[c]	2.82	[c]	6	[b]

70	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	71

Financial highlights	concluded

TIAA-CREF Lifecycle Index Funds

#	Unaudited
‡	Advisor Class commenced operations on December 4, 2015.
^	The Fund commenced operations on September 26, 2014.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the underlying funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

72	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Index Funds

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. Prior to October 1, 2016, Teachers Advisors, LLC was named Teachers Advisors, Inc. The Funds offer Institutional, Advisor, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	73

Notes to financial statements (unaudited)

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018 while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

74	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This final rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of November 30, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	75

Notes to financial statements (unaudited)

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2016, there were no transfers between levels by the Funds.

As of November 30, 2016, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of a Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive a portion of the Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.10% for the Retirement Income Fund, the 2010 Fund, and the 2015 Fund; 0.09% for the 2020 Fund and the 2025 Fund; 0.08% for the 2030 Fund and the 2035 Fund; and 0.07% for the 2040, 2045, 2050, 2055 and 2060 Funds. These waivers will remain in effect through September 30, 2017, unless changed with the approval of the Board. Prior to October 1, 2016, Advisors had contractually agreed to waive a portion of certain Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.09% for the Retirement Income Fund and the 2010 Fund; 0.08% for the 2015 Fund; 0.07% for the 2020 Fund and the 2025 Fund; 0.06% for the 2030 Fund, and 0.05% for the 2035, 2040, 2045, 2050, 2055 and 2060 Funds. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its cost in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retirement Class and Premier Class of the Funds compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2017. This agreement may be terminated before this date with the approval of the Board.

76	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds: (i) 0.00% of average daily net assets for Institutional Class shares of the Retirement Income Fund, the 2010 Fund, and the 2015 Fund; 0.01% of average daily net assets for Institutional Class shares of the 2020 Fund and 2025 Fund; 0.02% of average daily net assets for Institutional Class shares of the 2030 Fund and the 2035 Fund; 0.03% of average daily net assets for Institutional Class shares of the 2040 Fund and the 2045 Fund; 0.03% of average daily net assets for Institutional Class shares of the 2040, 2045, 2050, 2055, and 2060 Funds; (ii) 0.15% of average daily net assets for Advisor Class shares of the Retirement Income Fund, the 2010 Fund and the 2015 Fund; 0.16% of average daily net assets for Advisor Class shares of the 2020 Fund and 2025 Fund; 0.17% of average daily net assets for Advisor Class shares of the 2030 Fund and 2035 Fund; 0.18% of average daily net assets for Advisor Class shares of the 2040, 2045, 2050, 2055 and 2060 Funds; (iii) 0.15% of average daily net assets for Premier Class shares of the Retirement Income Fund, the 2010 Fund and the 2015 Fund; 0.16% of average daily net assets for Premier Class shares of the 2020 Fund and 2025 Fund; 0.17% of average daily net assets for Premier Class shares of the 2030 Fund and 2035 Fund; 0.18% of average daily net assets for Premier Class shares of the 2040, 2045, 2050, 2055 and 2060 Funds; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Retirement Income Fund, the 2010 Fund and the 2015 Fund; 0.26% of average daily net assets for Retirement Class shares of the 2020 Fund and 2025 Fund; 0.27% of average daily net assets for Retirement Class shares of the 2030 Fund and 2035 Fund; 0.28% of average daily net assets for Retirement Class shares of the 2040, 2045, 2050, 2055 and 2060 Funds. The expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with the approval of the Board.

Prior to October 1, 2016, Advisors agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeded (i) 0.01%; 0.02%; 0.03%; 0.04% and 0.05% of average daily net assets for Institutional Class shares of the Retirement Income Fund and the 2010 Fund; the 2015 Fund; the 2020 Fund and the 2025 Fund; the 2030 Fund; and the 2035, 2040, 2045, 2050, 2055 and 2060 Funds, respectively; (ii) 0.16%; 0.17%; 0.18%; 0.19% and 0.20% of average daily net assets for Advisor Class shares of the Retirement Income Fund and the 2010 Fund; the 2015 Fund; the 2020 Fund and the 2025 Fund; the 2030 Fund; and the 2035, 2040, 2045, 2050, 2055 and 2060 Funds, respectively; (iii) 0.16%; 0.17%; 0.18%; 0.19% and 0.20% of average daily net assets for Premier Class shares of the Retirement Income Fund and the 2010 Fund; the 2015 Fund; the 2020 Fund and the 2025 Fund; the 2030 Fund; and the 2035, 2040, 2045, 2050, 2055 and 2060 Funds, respectively; and (iv) 0.26%; 0.27%; 0.28%; 0.29% and 0.30% of average daily net assets for Retirement Class shares of the Retirement Income Fund and the 2010 Fund; the 2015 Fund; the 2020 Fund and the 2025 Fund; the 2030 Fund; and the 2035, 2040, 2045, 2050, 2055 and 2060 Funds, respectively.

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	77

Notes to financial statements (unaudited)

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2016, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss )
Lifecycle Index Retirement Income	$—	$809,167	$(1,029)
Lifecycle Index 2060	170,337	290,737	(196)

The following is the percentage of the Funds’ shares owned by TIAA as of November 30, 2016:

Fund	TIAA
Lifecycle Index 2060	71%

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2016
Lifecycle Index Retirement Income Fund
TIAA-CREF Bond Index	$29,087,829	$10,039,736	$3,097,153	$(44,909)	$378,128	$35,167,089
TIAA-CREF Emerging Markets Equity Index	1,963,812	849,530	348,274	(35,738)	—	2,639,949
TIAA-CREF Equity Index	20,539,495	6,452,055	3,238,570	7,284	—	25,343,741
TIAA-CREF Inflation-Linked Bond	7,257,466	2,423,329	844,750	(1,545)	—	8,852,282
TIAA-CREF International Equity Index	6,715,631	2,246,857	941,168	(65,327)	—	7,955,089
TIAA-CREF Short-Term Bond Index	7,265,072	2,478,185	831,966	(2,479)	43,003	8,871,398
	$72,829,305	$24,489,692	$9,301,881	$(142,714)	$421,131	$88,829,548
Lifecycle Index 2010 Fund
TIAA-CREF Bond Index	$90,165,261	$17,848,377	$4,631,275	$(17,772)	$1,065,159	$101,088,265
TIAA-CREF Emerging Markets Equity Index	6,855,666	1,622,234	650,959	(75,878)	—	8,428,245
TIAA-CREF Equity Index	71,578,111	11,182,420	7,020,480	74,774	—	80,925,337
TIAA-CREF Inflation-Linked Bond	19,195,274	3,820,642	893,330	(3,469)	—	22,168,734
TIAA-CREF International Equity Index	23,444,238	3,845,621	1,732,282	(141,996)	—	25,393,142
TIAA-CREF Short-Term Bond Index	19,218,328	3,966,117	871,822	(1,952)	104,322	22,220,085
	$230,456,878	$42,285,411	$15,800,148	$(166,293)	$1,169,481	$260,223,808

78	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2016
Lifecycle Index 2015 Fund
TIAA-CREF Bond Index	$156,310,603	$28,491,872	$9,939,052	$(22,167)	$1,839,022	$170,991,387
TIAA-CREF Emerging Markets Equity Index	13,575,201	3,150,795	1,632,844	(217,835)	—	16,306,171
TIAA-CREF Equity Index	141,893,007	18,168,377	13,955,083	154,544	—	156,339,095
TIAA-CREF Inflation-Linked Bond	25,966,224	5,001,805	1,562,893	(19,323)	—	29,475,758
TIAA-CREF International Equity Index	46,422,800	6,439,124	3,450,666	(285,487)	—	49,109,053
TIAA-CREF Short-Term Bond Index	26,000,037	5,297,430	1,637,639	(3,900)	141,077	29,535,834
	$410,167,872	$66,549,403	$32,178,177	$(394,168)	$1,980,099	$451,757,298
Lifecycle Index 2020 Fund
TIAA-CREF Bond Index	$254,026,081	$67,020,864	$6,568,121	$(59,473)	$3,134,287	$307,285,095
TIAA-CREF Emerging Markets Equity Index	27,957,067	8,181,258	1,913,981	(278,239)	—	36,655,058
TIAA-CREF Equity Index	292,352,640	54,062,884	17,332,119	142,235	—	351,179,251
TIAA-CREF Inflation-Linked Bond	31,796,956	8,962,928	677,460	(35,809)	—	40,126,740
TIAA-CREF International Equity Index	95,572,145	19,668,134	4,131,830	(461,403)	—	110,379,265
TIAA-CREF Short-Term Bond Index	31,840,580	9,090,645	551,247	(2,825)	181,860	40,204,601
	$733,545,469	$166,986,713	$31,174,758	$(695,514)	$3,316,147	$885,830,010
Lifecycle Index 2025 Fund
TIAA-CREF Bond Index	$230,909,631	$61,358,368	$5,763,627	$(15,904)	$2,850,659	$279,940,323
TIAA-CREF Emerging Markets Equity Index	32,775,939	9,266,912	1,778,026	(279,102)	—	43,120,819
TIAA-CREF Equity Index	342,720,953	60,989,898	16,663,155	64,043	—	412,885,892
TIAA-CREF Inflation-Linked Bond	17,666,673	5,691,913	227,852	(14,298)	—	23,143,926
TIAA-CREF International Equity Index	112,084,691	21,843,465	3,304,438	(390,474)	—	129,746,065
TIAA-CREF Short-Term Bond Index	17,690,545	5,882,581	279,889	(1,248)	102,907	23,189,981
	$753,848,432	$165,033,137	$28,016,987	$(636,983)	$2,953,566	$912,027,006
Lifecycle Index 2030 Fund
TIAA-CREF Bond Index	$210,410,156	$58,124,631	$3,929,687	$(39,510)	$2,609,812	$258,495,841
TIAA-CREF Emerging Markets Equity Index	38,599,071	10,899,239	1,412,897	(255,938)	—	51,394,232
TIAA-CREF Equity Index	403,215,104	73,916,379	15,091,161	49,588	—	492,518,708
TIAA-CREF Inflation-Linked Bond	2,799,692	2,572,661	27,126	(382)	—	5,327,801
TIAA-CREF International Equity Index	131,981,816	26,922,669	3,048,973	(393,162)	—	154,776,099
TIAA-CREF Short-Term Bond Index	2,803,142	2,585,213	23,564	(218)	19,990	5,338,435
	$789,808,981	$175,020,792	$23,533,408	$(639,622)	$2,629,802	$967,851,116

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	79

Notes to financial statements (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2016
Lifecycle Index 2035 Fund
TIAA-CREF Bond Index	$145,815,985	$42,035,469	$2,257,162	$(15,308)	$1,816,865	$181,316,897
TIAA-CREF Emerging Markets Equity Index	40,838,406	10,845,437	1,496,679	(323,375)	—	53,730,119
TIAA-CREF Equity Index	426,784,921	67,692,806	12,288,123	62,622	—	514,228,008
TIAA-CREF International Equity Index	139,656,798	25,173,614	2,037,473	(265,858)	—	161,720,033
	$753,096,110	$145,747,326	$18,079,437	$(541,919)	$1,816,865	$910,995,057
Lifecycle Index 2040 Fund
TIAA-CREF Bond Index	$98,104,130	$29,586,887	$1,793,973	$(10,109)	$1,220,150	$122,991,215
TIAA-CREF Emerging Markets Equity Index	51,352,658	12,155,746	1,596,256	(371,767)	—	66,322,847
TIAA-CREF Equity Index	536,065,312	72,820,030	14,030,449	15,634	—	634,385,068
TIAA-CREF International Equity Index	175,585,738	28,054,756	2,583,878	(354,470)	—	199,670,994
	$861,107,838	$142,617,419	$20,004,556	$(720,712)	$1,220,150	$1,023,370,124
Lifecycle Index 2045 Fund
TIAA-CREF Bond Index	$41,758,138	$12,716,262	$962,048	$(8,411)	$520,757	$52,277,436
TIAA-CREF Emerging Markets Equity Index	28,612,793	9,049,817	877,963	(169,041)	—	39,231,532
TIAA-CREF Equity Index	297,926,175	61,104,057	6,892,866	17,457	—	375,008,389
TIAA-CREF International Equity Index	97,847,738	22,195,740	1,091,619	(167,278)	—	118,094,618
	$466,144,844	$105,065,876	$9,824,496	$(327,273)	$520,757	$584,611,975
Lifecycle Index 2050 Fund
TIAA-CREF Bond Index	$24,632,400	$8,035,187	$578,274	$(4,117)	$308,597	$31,347,003
TIAA-CREF Emerging Markets Equity Index	19,881,810	6,610,018	523,481	(99,456)	—	27,645,965
TIAA-CREF Equity Index	206,722,245	45,743,183	4,664,874	6,604	—	263,732,266
TIAA-CREF International Equity Index	67,990,077	16,767,991	930,425	(148,068)	—	83,195,445
	$319,226,532	$77,156,379	$6,697,054	$(245,037)	$308,597	$405,920,679
Lifecycle Index 2055 Fund
TIAA-CREF Bond Index	$4,785,013	$2,475,926	$152,477	$(780)	$64,063	$6,940,736
TIAA-CREF Emerging Markets Equity Index	4,672,155	2,422,192	104,765	(15,322)	—	7,377,941
TIAA-CREF Equity Index	48,314,715	19,394,900	1,365,819	(13,733)	—	70,370,559
TIAA-CREF International Equity Index	15,977,311	6,643,888	229,529	(25,536)	—	22,208,096
	$73,749,194	$30,936,906	$1,852,590	$(55,371)	$64,063	$106,897,332

80	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2016
Lifecycle Index 2060 Fund
TIAA-CREF Bond Index	$608,945	$250,800	$49,486	$(182)	$7,498	$792,067
TIAA-CREF Emerging Markets Equity Index	746,190	311,188	66,661	(10,968)	—	1,052,730
TIAA-CREF Equity Index	7,792,325	2,310,628	626,463	(1,828)	—	10,072,261
TIAA-CREF International Equity Index	2,551,187	829,741	187,374	(24,630)	—	3,170,242
	$11,698,647	$3,702,357	$929,984	$(37,608)	$7,498	$15,087,300

Note 4—investments

At November 30, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifecycle Index Retirement Income	$83,618,429	$5,274,383	$(63,264)	$5,211,119
Lifecycle Index 2010	234,146,835	26,180,680	(103,707)	26,076,973
Lifecycle Index 2015	400,608,868	51,289,128	(140,698)	51,148,430
Lifecycle Index 2020	801,900,687	86,050,382	(2,121,059)	83,929,323
Lifecycle Index 2025	817,794,063	97,920,991	(3,688,048)	94,232,943
Lifecycle Index 2030	857,825,784	115,212,721	(5,187,389)	110,025,332
Lifecycle Index 2035	794,623,031	122,255,950	(5,883,924)	116,372,026
Lifecycle Index 2040	873,183,813	156,886,188	(6,699,877)	150,186,311
Lifecycle Index 2045	521,307,246	68,111,358	(4,806,629)	63,304,729
Lifecycle Index 2050	363,380,062	45,810,775	(3,270,158)	42,540,617
Lifecycle Index 2055	98,053,045	9,497,206	(652,919)	8,844,287
Lifecycle Index 2060	14,649,158	741,987	(303,845)	438,142

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	81

Notes to financial statements (unaudited)

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2016 were as follows:

Fund	Purchases	Sales
Lifecycle Index Retirement Income	$27,877,823	$12,695,109
Lifecycle Index 2010	42,285,411	15,800,148
Lifecycle Index 2015	66,549,403	32,178,177
Lifecycle Index 2020	166,986,713	31,174,758
Lifecycle Index 2025	169,974,142	32,982,675
Lifecycle Index 2030	175,020,792	23,533,408
Lifecycle Index 2035	145,747,326	18,079,437
Lifecycle Index 2040	142,617,419	20,004,556
Lifecycle Index 2045	105,065,876	9,824,496
Lifecycle Index 2050	77,156,379	6,697,054
Lifecycle Index 2055	32,189,859	3,111,799
Lifecycle Index 2060	4,914,594	2,145,778

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2016 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Lifecycle Index Retirement Income	$1,064,661	$77,646	$1,142,307
Lifecycle Index 2010	3,874,434	361,270	4,235,704
Lifecycle Index 2015	7,054,097	715,820	7,769,917
Lifecycle Index 2020	11,840,480	1,211,078	13,051,558
Lifecycle Index 2025	12,425,861	1,338,725	13,764,586
Lifecycle Index 2030	13,422,033	1,540,311	14,962,344
Lifecycle Index 2035	13,088,793	1,581,570	14,670,363
Lifecycle Index 2040	15,519,758	2,018,460	17,538,218
Lifecycle Index 2045	8,021,037	929,806	8,950,843
Lifecycle Index 2050	5,434,540	601,733	6,036,273
Lifecycle Index 2055	1,091,665	138,081	1,229,746
Lifecycle Index 2060	227,039	35,764	262,803

The tax character of the fiscal year 2017 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee

82	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2016, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	83

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OR THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in

84	2016 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

the determination or calculation of the equation by or the consideration into which this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifecycle Index Funds ■ 2016 Semiannual Report	85

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, Members FINRA and SIPC, distribute securities products.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206

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2016 Semiannual Report

November 30, 2016

TIAA-CREF Lifestyle Funds

of the TIAA-CREF Funds

Understanding your Lifestyle Funds report

This semiannual report contains information about the investment performance and holdings of the Lifestyle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2016. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of November 30, 2016.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the Lifestyle Funds begin on page 19 of this report. You can also obtain lists of the holdings of the Lifestyle Funds and of the underlying funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifestyle Funds can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, LLC (formerly known as Teachers Advisors, Inc.). The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	3

About the funds’ composite benchmarks

Each Lifestyle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in the tables on pages 6 through 9 are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2016—November 30, 2016).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	5

Important information about expenses

Expense examples

Six months ended November 30, 2016

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Institutional Class	(6/1/16)	(11/30/16)	(6/1/16–11/30/16)		(6/1/16–11/30/16)
Income Fund actual return	$1,000.00	$1,012.39	$0.50		$2.17
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.18
Conservative Fund actual return	1,000.00	1,020.04	0.51		2.33
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.33
Moderate Fund actual return	1,000.00	1,028.19	0.51		2.54
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.54
Growth Fund actual return	1,000.00	1,037.43	0.51		2.71
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.69
Aggressive Growth Fund actual return	1,000.00	1,046.03	0.51		2.87
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.84

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.10% for the Institutional Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.43% for the Income Fund; 0.46% for the Conservative Fund; 0.50% for the Moderate Fund; 0.53% for the Growth Fund; and 0.56% for the Aggressive Growth Fund.

Expense examples

Six months ended November 30, 2016

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Advisor Class	(6/1/16)	(11/30/16)	(6/1/16–11/30/16)		(6/1/16–11/30/16)
Income Fund actual return	$1,000.00	$1,012.37	$0.55		$2.22
5% annual hypothetical return	1,000.00	1,024.52	0.56		2.23

6	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Advisor Class	(6/1/16)	(11/30/16)	(6/1/16–11/30/16)		(6/1/16–11/30/16)
Conservative Fund actual return	$1,000.00	$1,020.88	$0.61		$2.43
5% annual hypothetical return	1,000.00	1,024.47	0.61		2.43
Moderate Fund actual return	1,000.00	1,028.15	0.71		2.75
5% annual hypothetical return	1,000.00	1,024.37	0.71		2.74
Growth Fund actual return	1,000.00	1,037.43	0.72		2.91
5% annual hypothetical return	1,000.00	1,024.37	0.71		2.89
Aggressive Growth Fund actual return	1,000.00	1,045.29	0.56		2.92
5% annual hypothetical return	1,000.00	1,024.52	0.56		2.89

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.11% for the Income and Aggressive Growth Funds; 0.12% for the Conservative Fund; and 0.14% for the Moderate and Growth Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.44% for the Income Fund; 0.48% for the Conservative Fund; 0.54% for the Moderate Fund; and 0.57% for the Growth and Aggressive Growth Funds.

Expense examples

Six months ended November 30, 2016

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Premier Class	(6/1/16)	(11/30/16)	(6/1/16–11/30/16)		(6/1/16–11/30/16)
Income Fund actual return	$1,000.00	$1,010.72	$1.26		$2.92
5% annual hypothetical return	1,000.00	1,023.82	1.27		2.94
Conservative Fund actual return	1,000.00	1,019.85	1.27		3.09
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.09
Moderate Fund actual return	1,000.00	1,028.35	1.27		3.31
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.29

TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	7

Important information about expenses

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Premier Class	(6/1/16)	(11/30/16)	(6/1/16–11/30/16)		(6/1/16–11/30/16)
Growth Fund actual return	$1,000.00	$1,036.73	$1.28		$3.47
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.45
Aggressive Growth Fund actual return	1,000.00	1,044.54	1.28		3.64
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.60

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.25% for the Premier Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.58% for the Income Fund; 0.61% for the Conservative Fund; 0.65% for the Moderate Fund; 0.68% for the Growth Fund; and 0.71% for the Aggressive Growth Fund.

Expense examples

Six months ended November 30, 2016

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Retirement Class	(6/1/16)	(11/30/16)	(6/1/16–11/30/16)		(6/1/16–11/30/16)
Income Fund actual return	$1,000.00	$1,010.94	$1.76		$3.43
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.45
Conservative Fund actual return	1,000.00	1,019.60	1.77		3.59
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.60
Moderate Fund actual return	1,000.00	1,027.69	1.78		3.81
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.80
Growth Fund actual return	1,000.00	1,035.99	1.79		3.98
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.95
Aggressive Growth Fund actual return	1,000.00	1,044.64	1.79		4.15
5% annual hypothetical return	1,000.00	1,023.31	1.78		4.10

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied

8	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds

concluded

by 183/365. There were 183 days in the six months ended November 30, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.35% for the Retirement Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.68% for the Income Fund; 0.71% for the Conservative Fund; 0.75% for the Moderate Fund; 0.78% for the Growth Fund; and 0.81% for the Aggressive Growth Fund.

Expense examples

Six months ended November 30, 2016

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Retail Class	(6/1/16)	(11/30/16)	(6/1/16–11/30/16)		(6/1/16–11/30/16)
Income Fund actual return	$1,000.00	$1,011.04	$1.92		$3.53
5% annual hypothetical return	1,000.00	1,023.16	1.93		3.55
Conservative Fund actual return	1,000.00	1,019.55	1.87		3.75
5% annual hypothetical return	1,000.00	1,023.21	1.88		3.75
Moderate Fund actual return	1,000.00	1,027.65	1.88		3.91
5% annual hypothetical return	1,000.00	1,023.21	1.88		3.90
Growth Fund actual return	1,000.00	1,036.04	1.99		4.19
5% annual hypothetical return	1,000.00	1,023.11	1.98		4.15
Aggressive Growth Fund actual return	1,000.00	1,043.93	2.20		4.51
5% annual hypothetical return	1,000.00	1,022.91	2.18		4.46

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.37% for the Conservative and Moderate Funds; 0.38% for the Income Fund; 0.39% for the Growth Fund; and 0.43% for the Aggressive Growth Fund for the Retail Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.70% for the Income Fund; 0.74% for the Conservative Fund; 0.77% for the Moderate Fund; 0.82% for the Growth Fund; and 0.88% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	9

Investment results of the Lifestyle Funds

Performance for the six months ended November 30, 2016

For the six-month period, three of the five TIAA-CREF Lifestyle Funds outperformed their composite benchmark indexes, and two trailed their benchmarks. Returns for the Institutional Class ranged from 1.24% for the Income Fund to 4.60% for the Aggressive Growth Fund. The tables on the following pages show returns for all share classes of the funds.

Global markets produce mixed results

The U.S. economy continued on a steady growth trajectory during the six months. Labor markets improved during the period, with the unemployment rate dipping below 5.0%. Meanwhile, the nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annual rate of 3.5% during the third quarter of 2016, an increase from the 1.4% annual rate reported in the previous quarter. The Federal Reserve held its federal funds target rate unchanged at 0.25%–0.50% during the reporting period but suggested that a rate hike could occur in the near future.

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 6.93% for the six months. Small caps, which reached double-digit gains, outperformed mid- and large-cap stocks. Value stocks topped their growth counterparts for the period. (Returns are based on Russell indexes.)

Foreign developed-market stocks declined during the period, while emerging-markets stocks showed renewed strength as oil prices recovered. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 45 developed- and emerging-market countries outside the United States, returned 1.36% in U.S.-dollar terms.

Within the U.S. fixed-income markets, returns were more muted, as investors were attracted to higher equity returns and grew concerned about the possibility of interest-rate increases. The broad domestic investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.92% for the six months. Short-term bonds delivered a small positive return—the Bloomberg Barclays U.S. 1 –3 Year Government/Credit Bond Index rose 0.17%.

10	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds

U.S. equity market gains lead the funds higher

All five Lifestyle Funds and their benchmarks posted positive results for the six months. The funds were aided by the strength of U.S. stock and commodity prices through their investments in underlying TIAA-CREF Funds.

The Lifestyle Funds may invest in up to four sectors of the investment market: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds pursue this strategy by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors.

For the six months, the Lifestyle Funds’ absolute returns—that is, without regard to the performance of their composite benchmarks—benefited most from gains in U.S. stocks. All of the underlying U.S. equity funds posted positive returns for the period. The Small-Cap Equity Fund performed best, followed by the Large-Cap Value Fund. With respect to foreign stocks, the Global Natural Resources Fund, which posted substantial double-digit gains, and the Emerging Markets Equity Fund, advanced. All of the other underlying international equity funds ended down. In the fixed-income category, the High-Yield Fund had the best performance in absolute terms. The Bond Plus Fund and the Bond Fund ended slightly up and down, respectively, while the Short-Term Bond Fund rose modestly. (All fund returns are for the Institutional Class.)

Bonds benefit relative performance

In terms of U.S. equity relative returns, the Large-Cap Growth Fund was the largest detractor from each of the five Lifestyle Funds. The Large-Cap Value Fund was the biggest contributor across all five funds.

In the international equity component, the International Equity Fund detracted most from each of the five funds and underperformed its benchmark. The International Opportunities Fund was also a sizable detractor. Conversely, the Global Natural Resources Fund contributed most to all five funds, substantially beating its benchmark.

In the fixed-income category, the Bond Plus Fund was the largest contributor across the funds—with the exception of the Aggressive Growth Fund, whose target allocation is 100% equities. The Short-Term Bond Fund and the Bond Fund were key contributors to the Income Fund and Conservative Fund and outperformed their respective benchmarks. (Performance of the Lifestyle Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	11

Lifestyle Income Fund

Performance as of November 30, 2016

		Total return			Average annual total return
Lifestyle Income Fund	Inception date	6 months	1 year		since fund inception
Institutional Class	12/9/2011	1.24%	2.88%		4.35%
Advisor Class	12/4/2015	1.24	2.83	†	4.34	†
Premier Class	12/9/2011	1.07	2.73		4.19
Retirement Class	12/9/2011	1.09	2.60		4.08
Retail Class	12/9/2011	1.10	2.59		4.05
Lifestyle Income Fund Composite Index*	—	0.77	2.57	‡	3.67	‡
Broad market index
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.37	‡
Russell 3000® Index	—	6.93	8.31		14.33	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2016, the Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 40.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; 14.0% Russell 3000 Index; and 6.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

12	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Income Fund

Asset allocation

% of net assets as of 11/30/2016
Equity
U.S. equity	14.6%
International equity	6.4
Fixed income
Fixed income	38.8
Short-term fixed income	39.9
Other assets & liabilities, net	0.3
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	13

Lifestyle Conservative Fund

Performance as of November 30, 2016

		Total return			Average annual total return
Lifestyle Conservative Fund	Inception date	6 months	1 year		since fund inception
Institutional Class	12/9/2011	2.00%	3.32%		6.39%
Advisor Class	12/4/2015	2.09	3.36	†	6.39	†
Premier Class	12/9/2011	1.99	3.23		6.23
Retirement Class	12/9/2011	1.96	3.14		6.13
Retail Class	12/9/2011	1.96	3.13		6.09
Lifestyle Conservative Fund Composite Index*	—	1.79	3.57		5.74	‡
Broad market index
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.37	‡
Russell 3000® Index	—	6.93	8.31		14.33	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2016, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 20.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 12.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

14	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

Asset allocation

% of net assets as of 11/30/2016
Equity
U.S. equity	28.9%
International equity	12.3
Fixed income
Fixed income	38.8
Short-term fixed income	19.9
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	15

Lifestyle Moderate Fund

Performance as of November 30, 2016

		Total return			Average annual total return
Lifestyle Moderate Fund	Inception date	6 months	1 year		since fund inception
Institutional Class	12/9/2011	2.82%	3.73%		8.41%
Advisor Class	12/4/2015	2.82	3.68	†	8.40	†
Premier Class	12/9/2011	2.83	3.75		8.27
Retirement Class	12/9/2011	2.77	3.47		8.15
Retail Class	12/9/2011	2.77	3.53		8.11
Lifestyle Moderate Fund Composite Index*	—	2.81	4.52		7.80	‡
Broad market index
Russell 3000® Index	—	6.93	8.31		14.33	‡
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.37	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2016, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

Asset allocation

% of net assets as of 11/30/2016
Equity
U.S. equity	43.1%
International equity	18.2
Fixed income	38.6
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

16	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

Performance as of November 30, 2016

		Total return			Average annual total return
Lifestyle Growth Fund	Inception date	6 months	1 year		since fund inception
Institutional Class	12/9/2011	3.74%	3.82%		9.88%
Advisor Class	12/4/2015	3.74	3.80	†	9.88	†
Premier Class	12/9/2011	3.67	3.58		9.70
Retirement Class	12/9/2011	3.60	3.52		9.60
Retail Class	12/9/2011	3.60	3.52		9.55
Lifestyle Growth Fund Composite Index*	—	4.05	5.20		9.56	‡
Broad market index
Russell 3000® Index	—	6.93	8.31		14.33	‡
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17		2.37	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2016, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000 Index; 24.0% MSCI All Country World ex USA Index; and 20.0% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

Asset allocation

% of net assets as of 11/30/2016
Equity
U.S. equity	57.1%
International equity	24.0
Fixed income	18.9
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	17

Lifestyle Aggressive Growth Fund

Performance as of November 30, 2016

		Total return			Average annual total return
Lifestyle Aggressive					since fund
Growth Fund	Inception date	6 months	1 year		inception
Institutional Class	12/9/2011	4.60%	3.63%		11.32%
Advisor Class	12/4/2015	4.53	3.54	†	11.30	†
Premier Class	12/9/2011	4.45	3.47		11.16
Retirement Class	12/9/2011	4.46	3.38		11.04
Retail Class	12/9/2011	4.39	3.31		10.96
Lifestyle Aggressive Growth Fund Composite Index*	—	5.28	5.81		11.29	‡
Broad market index
Russell 3000® Index	—	6.93	8.31		14.33	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2016, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

Asset allocation

% of net assets as of 11/30/2016
Equity
U.S. equity	70.6%
International equity	29.4
Total	100.0

Target allocation

18	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Portfolio of investments (unaudited)

Lifestyle Income Fund  ■  November 30, 2016

Shares	Company		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7% (a)
FIXED INCOME—38.8%
1,119,044	TIAA-CREF Bond Fund		$11,559,727	19.7%
1,076,462	TIAA-CREF Bond Plus Fund		11,184,443	19.1
2,424	TIAA-CREF High-Yield Fund		23,347	0.0
	TOTAL FIXED INCOME		22,767,517	38.8
INTERNATIONAL EQUITY—6.4%
78,533	TIAA-CREF Emerging Markets Equity Fund		724,072	1.2
145,032	TIAA-CREF Enhanced International Equity Index Fund		977,518	1.7
6,438	TIAA-CREF Global Natural Resources Fund		56,781	0.1
108,722	TIAA-CREF International Equity Fund		1,103,532	1.9
86,911	TIAA-CREF International Opportunities Fund		873,457	1.5
	TOTAL INTERNATIONAL EQUITY		3,735,360	6.4
SHORT-TERM FIXED INCOME—39.9%
3,002	TIAA-CREF Money Market Fund		3,002	0.0
2,265,236	TIAA-CREF Short-Term Bond Fund		23,354,586	39.9
	TOTAL SHORT-TERM FIXED INCOME		23,357,588	39.9
U.S. EQUITY—14.6%
65,091	TIAA-CREF Enhanced Large-Cap Growth Index Fund		746,592	1.3
75,557	TIAA-CREF Enhanced Large-Cap Value Index Fund		770,685	1.3
150,880	TIAA-CREF Growth & Income Fund		1,837,717	3.1
129,586	TIAA-CREF Large-Cap Growth Fund		2,031,904	3.5
113,909	TIAA-CREF Large-Cap Value Fund		2,105,047	3.6
1,056	TIAA-CREF Mid-Cap Growth Fund		20,899	0.0
1,101	TIAA-CREF Mid-Cap Value Fund		26,008	0.0
36,825	TIAA-CREF Small-Cap Equity Fund		685,316	1.2
31,720	TIAA-CREF Small/Mid-Cap Equity Fund		334,326	0.6
	TOTAL U.S. EQUITY		8,558,494	14.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $57,741,396)	58,418,959	99.7

	TOTAL PORTFOLIO	(Cost $57,741,396)	58,418,959	99.7
	OTHER ASSETS & LIABILITIES, NET		173,262	0.3
	NET ASSETS		$58,592,221	100.00%

(a)	The Fund invests its assets in the Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	19

Portfolio of investments (unaudited)

Lifestyle Conservative Fund  ■  November 30, 2016

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—38.8%
1,417,023	TIAA-CREF Bond Fund		$14,637,849	9.8%
4,141,855	TIAA-CREF Bond Plus Fund		43,033,871	28.9
6,152	TIAA-CREF High-Yield Fund		59,246	0.1
	TOTAL FIXED INCOME		57,730,966	38.8
INTERNATIONAL EQUITY—12.3%
381,387	TIAA-CREF Emerging Markets Equity Fund		3,516,386	2.4
693,001	TIAA-CREF Enhanced International Equity Index Fund		4,670,828	3.1
15,451	TIAA-CREF Global Natural Resources Fund		136,281	0.1
550,748	TIAA-CREF International Equity Fund		5,590,095	3.7
440,972	TIAA-CREF International Opportunities Fund		4,431,768	3.0
	TOTAL INTERNATIONAL EQUITY		18,345,358	12.3
SHORT-TERM FIXED INCOME—19.9%
4,735	TIAA-CREF Money Market Fund		4,735	0.0
2,872,523	TIAA-CREF Short-Term Bond Fund		29,615,709	19.9
	TOTAL SHORT-TERM FIXED INCOME		29,620,444	19.9
U.S. EQUITY—28.9%
333,985	TIAA-CREF Enhanced Large-Cap Growth Index Fund		3,830,809	2.6
386,798	TIAA-CREF Enhanced Large-Cap Value Index Fund		3,945,341	2.6
766,577	TIAA-CREF Growth & Income Fund		9,336,907	6.3
657,139	TIAA-CREF Large-Cap Growth Fund		10,303,933	6.9
577,851	TIAA-CREF Large-Cap Value Fund		10,678,687	7.2
5,356	TIAA-CREF Mid-Cap Growth Fund		106,040	0.1
5,586	TIAA-CREF Mid-Cap Value Fund		131,998	0.1
163,177	TIAA-CREF Small-Cap Equity Fund		3,036,732	2.0
160,868	TIAA-CREF Small/Mid-Cap Equity Fund		1,695,544	1.1
	TOTAL U.S. EQUITY		43,065,991	28.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $145,826,594)	148,762,759	99.9

	TOTAL PORTFOLIO	(Cost $145,826,594)	148,762,759	99.9
	OTHER ASSETS & LIABILITIES, NET		198,275	0.1
	NET ASSETS		$148,961,034	100.00%

(a)	The Fund invests its assets in the Institutional Class shares of the affiliated TIAA-CREF Funds.

20	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Moderate Fund  ■  November 30, 2016

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—38.6%
8,080,616	TIAA-CREF Bond Plus Fund		$83,957,597	38.6%
8,973	TIAA-CREF High-Yield Fund		86,409	0.0
	TOTAL FIXED INCOME		84,044,006	38.6
INTERNATIONAL EQUITY—18.2%
799,174	TIAA-CREF Emerging Markets Equity Fund		7,368,388	3.4
1,479,065	TIAA-CREF Enhanced International Equity Index Fund		9,968,900	4.6
46,402	TIAA-CREF Global Natural Resources Fund		409,269	0.2
1,203,259	TIAA-CREF International Equity Fund		12,213,078	5.6
961,771	TIAA-CREF International Opportunities Fund		9,665,795	4.4
	TOTAL INTERNATIONAL EQUITY		39,625,430	18.2
SHORT-TERM FIXED INCOME—0.0%
6,364	TIAA-CREF Money Market Fund		6,364	0.0
	TOTAL SHORT-TERM FIXED INCOME		6,364	0.0
U.S. EQUITY—43.1%
730,545	TIAA-CREF Enhanced Large-Cap Growth Index Fund		8,379,348	3.8
847,827	TIAA-CREF Enhanced Large-Cap Value Index Fund		8,647,834	4.0
1,671,982	TIAA-CREF Growth & Income Fund		20,364,747	9.4
1,437,313	TIAA-CREF Large-Cap Growth Fund		22,537,075	10.4
1,263,764	TIAA-CREF Large-Cap Value Fund		23,354,363	10.7
11,688	TIAA-CREF Mid-Cap Growth Fund		231,423	0.1
12,152	TIAA-CREF Mid-Cap Value Fund		287,145	0.1
339,079	TIAA-CREF Small-Cap Equity Fund		6,310,265	2.9
349,887	TIAA-CREF Small/Mid-Cap Equity Fund		3,687,807	1.7
	TOTAL U.S. EQUITY		93,800,007	43.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $211,615,617)	217,475,807	99.9

	TOTAL PORTFOLIO	(Cost $211,615,617)	217,475,807	99.9
	OTHER ASSETS & LIABILITIES, NET		252,503	0.1
	NET ASSETS		$217,728,310	100.00%

(a)	The Fund invests its assets in the Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	21

Portfolio of investments (unaudited)

Lifestyle Growth Fund  ■  November 30, 2016

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.0% (a)
FIXED INCOME—18.9%
1,584,716	TIAA-CREF Bond Plus Fund		$16,465,194	18.8%
3,594	TIAA-CREF High-Yield Fund		34,612	0.1
	TOTAL FIXED INCOME		16,499,806	18.9
INTERNATIONAL EQUITY—24.0%
415,609	TIAA-CREF Emerging Markets Equity Fund		3,831,912	4.4
779,093	TIAA-CREF Enhanced International Equity Index Fund		5,251,089	6.0
28,154	TIAA-CREF Global Natural Resources Fund		248,321	0.3
641,524	TIAA-CREF International Equity Fund		6,511,466	7.4
512,511	TIAA-CREF International Opportunities Fund		5,150,740	5.9
	TOTAL INTERNATIONAL EQUITY		20,993,528	24.0
SHORT-TERM FIXED INCOME—0.0%
3,315	TIAA-CREF Money Market Fund		3,315	0.0
	TOTAL SHORT-TERM FIXED INCOME		3,315	0.0
U.S. EQUITY—57.1%
389,863	TIAA-CREF Enhanced Large-Cap Growth Index Fund		4,471,723	5.1
452,418	TIAA-CREF Enhanced Large-Cap Value Index Fund		4,614,661	5.3
892,769	TIAA-CREF Growth & Income Fund		10,873,923	12.4
766,033	TIAA-CREF Large-Cap Growth Fund		12,011,399	13.7
673,514	TIAA-CREF Large-Cap Value Fund		12,446,535	14.2
6,190	TIAA-CREF Mid-Cap Growth Fund		122,561	0.1
6,439	TIAA-CREF Mid-Cap Value Fund		152,163	0.2
176,012	TIAA-CREF Small-Cap Equity Fund		3,275,588	3.8
186,151	TIAA-CREF Small/Mid-Cap Equity Fund		1,962,031	2.3
	TOTAL U.S. EQUITY		49,930,584	57.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $82,293,025)	87,427,233	100.0

	TOTAL PORTFOLIO	(Cost $82,293,025)	87,427,233	100.0
	OTHER ASSETS & LIABILITIES, NET		18,926	0.0
	NET ASSETS		$87,446,159	100.00%

(a)	The Fund invests its assets in the Institutional Class shares of the affiliated TIAA-CREF Funds.

22	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Aggressive Growth Fund  ■  November 30, 2016

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.0% (a)
INTERNATIONAL EQUITY—29.4%
280,382	TIAA-CREF Emerging Markets Equity Fund		$2,585,125	5.2%
533,898	TIAA-CREF Enhanced International Equity Index Fund		3,598,475	7.2
21,180	TIAA-CREF Global Natural Resources Fund		186,812	0.4
453,889	TIAA-CREF International Equity Fund		4,606,973	9.3
363,156	TIAA-CREF International Opportunities Fund		3,649,723	7.3
	TOTAL INTERNATIONAL EQUITY		14,627,108	29.4
SHORT-TERM FIXED INCOME—0.0%
4,060	TIAA-CREF Money Market Fund		4,060	0.0
	TOTAL SHORT-TERM FIXED INCOME		4,060	0.0
U.S. EQUITY—70.6%
270,707	TIAA-CREF Enhanced Large-Cap Growth Index Fund		3,105,010	6.2
314,217	TIAA-CREF Enhanced Large-Cap Value Index Fund		3,205,017	6.4
630,570	TIAA-CREF Growth & Income Fund		7,680,341	15.4
541,752	TIAA-CREF Large-Cap Growth Fund		8,494,675	17.1
476,075	TIAA-CREF Large-Cap Value Fund		8,797,862	17.7
4,379	TIAA-CREF Mid-Cap Growth Fund		86,711	0.2
4,565	TIAA-CREF Mid-Cap Value Fund		107,864	0.2
122,629	TIAA-CREF Small-Cap Equity Fund		2,282,121	4.6
132,183	TIAA-CREF Small/Mid-Cap Equity Fund		1,393,211	2.8
	TOTAL U.S. EQUITY		35,152,812	70.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $44,202,119)	49,783,980	100.0

	TOTAL PORTFOLIO	(Cost $44,202,119)	49,783,980	100.0
	OTHER ASSETS & LIABILITIES, NET		24,507	0.0
	NET ASSETS		$49,808,487	100.00%

(a)	The Fund invests its assets in the Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	23

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifestyle Funds  ■  November 30, 2016

		Lifestyle			Lifestyle
	Lifestyle	Conservative	Lifestyle	Lifestyle	Aggressive
	Income Fund	Fund	Moderate Fund	Growth Fund	Growth Fund
ASSETS
Affiliated investments, at value‡	$58,418,959	$148,762,759	$217,475,807	$87,427,233	$49,783,980
Cash	106,756	319,414	222,064	26,007	119,915
Receivable from securities transactions	191,156	926,528	1,793,113	782,678	374,436
Receivable from Fund shares sold	151,439	101,578	127,099	50,350	17,168
Dividends and interest receivable	88,682	186,003	208,087	40,809	1
Due from affiliates	1,287	1,362	1,244	1,333	1,271
Other	24,708	30,951	31,927	24,569	24,251
Total assets	58,982,987	150,328,595	219,859,341	88,352,979	50,321,022
LIABILITIES
Management fees payable	481	1,222	1,788	717	408
Service agreement fees payable	295	560	1,291	539	401
Distribution fees payable	8,740	24,024	29,795	11,916	5,422
Due to affiliates	2,234	2,446	2,502	2,329	2,218
Payable for securities transactions	324,464	1,276,591	1,998,460	760,489	443,758
Payable for Fund shares redeemed	36,713	35,450	64,424	109,159	42,300
Payable for trustee compensation	1,596	3,270	4,222	2,100	1,519
Accrued expenses and other payables	16,243	23,998	28,549	19,571	16,509
Total liabilities	390,766	1,367,561	2,131,031	906,820	512,535
NET ASSETS	$58,592,221	$148,961,034	$217,728,310	$87,446,159	$49,808,487
NET ASSETS CONSIST OF:
Paid-in-capital	57,844,412	145,351,302	210,335,877	81,554,063	43,814,477
Undistributed net investment income (loss)	139,507	281,868	285,441	295,024	(87,903)
Accumulated net realized gain (loss) on total investments	(69,261)	391,699	1,246,802	462,864	500,052
Net unrealized appreciation (depreciation) on total investments	677,563	2,936,165	5,860,190	5,134,208	5,581,861
NET ASSETS	$58,592,221	$148,961,034	$217,728,310	$87,446,159	$49,808,487
INSTITUTIONAL CLASS:
Net assets	$895,552	$3,934,715	$7,963,690	$2,183,442	$2,936,471
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	82,899	333,919	624,509	160,766	208,455
Net asset value per share	$10.80	$11.78	$12.75	$13.58	$14.09
ADVISOR CLASS:
Net assets	$102,190	$103,473	$121,978	$114,321	$106,172
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,460	8,780	9,564	8,419	7,538
Net asset value per share	$10.80	$11.79	$12.75	$13.58	$14.08
PREMIER CLASS:
Net assets	$216,299	$246,296	$276,038	$286,695	$281,496
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	20,000	20,889	21,602	21,155	20,000
Net asset value per share	$10.81	$11.79	$12.78	$13.55	$14.07
RETIREMENT CLASS:
Net assets	$14,309,837	$27,345,929	$62,842,469	$26,297,782	$19,507,746
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,325,853	2,323,358	4,932,202	1,943,705	1,389,685
Net asset value per share	$10.79	$11.77	$12.74	$13.53	$14.04
RETAIL CLASS:
Net assets	$43,068,343	$117,330,621	$146,524,135	$58,563,919	$26,976,602
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,990,102	9,972,103	11,504,147	4,335,988	1,924,670
Net asset value per share	$10.79	$11.77	$12.74	$13.51	$14.02
‡ Affiliated investments, cost	$57,741,396	$145,826,594	$211,615,617	$82,293,025	$44,202,119

24	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	25

Statements of operations (unaudited)

TIAA-CREF Lifestyle Funds  ■  For the six months ended November 30, 2016

		Lifestyle			Lifestyle
	Lifestyle	Conservative	Lifestyle	Lifestyle	Aggressive
	Income Fund	Fund	Moderate Fund	Growth Fund	Growth Fund

INVESTMENT INCOME
Dividends from affiliated investments	$540,407	$1,167,161	$1,341,882	$317,741	$46,523
Total income	540,407	1,167,161	1,341,882	317,741	46,523

EXPENSES
Management fees	27,914	71,601	101,482	41,796	23,881
Shareholder servicing – Institutional Class	57	57	62	91	58
Shareholder servicing – Advisor Class	8	8	21	21	8
Shareholder servicing – Premier Class	29	38	27	38	27
Shareholder servicing – Retirement Class	17,665	34,627	74,130	31,397	23,330
Shareholder servicing – Retail Class	5,608	13,423	15,524	10,768	9,778
Distribution fees – Premier Class	164	185	196	207	207
Distribution fees – Retail Class	50,784	139,463	175,939	70,176	32,376
Registration fees	39,545	36,472	37,281	39,069	39,197
Professional fees	11,848	12,179	12,359	11,970	11,827
Administrative service fees	7,108	7,941	8,195	7,660	7,074
Trustee fees and expenses	185	516	730	278	156
Other expenses	17,861	24,870	30,894	20,883	16,396
Total expenses	178,776	341,380	456,840	234,354	164,315
Less: Expenses reimbursed by the investment adviser	(76,823)	(82,244)	(90,350)	(80,159)	(74,712)
Net expenses	101,953	259,136	366,490	154,195	89,603

Net Investment income (loss)	438,454	908,025	975,392	163,546	(43,080)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(44,377)	(306,781)	(615,143)	(367,423)	(171,371)
Realized gain (loss) from sale of unaffiliated investments	(137)	—	(16,922)	—	—
Net realized gain (loss) from investments	(44,514)	(306,781)	(632,065)	(367,423)	(171,371)
Net change in unrealized appreciation (depreciation) from affiliated investments	172,001	1,962,001	5,004,297	3,124,836	2,288,811
Net realized and unrealized gain (loss) from investments	127,487	1,655,220	4,372,232	2,757,413	2,117,440
Net increase (decrease) in net assets from operations	$565,941	$2,563,245	$5,347,624	$2,920,959	$2,074,360

26	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	27

Statements of changes in net assets

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$438,454	$927,723	$908,025	$2,131,570	$975,392	$2,710,147
Net realized gain (loss) from investments		(44,514)	339,618	(306,781)	1,479,623	(632,065)	3,116,526
Net change in unrealized appreciation (depreciation) from affiliated investments		172,001	(962,155)	1,962,001	(3,790,507)	5,004,297	(7,561,723)
Net increase (decrease) in net assets from operations		565,941	305,186	2,563,245	(179,314)	5,347,624	(1,735,050)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(7,730)	(27,468)	(27,708)	(68,975)	(11,548)	(37,470)
	Advisor Class*	(974)	(522)	(807)	(477)	(704)	(419)
	Premier Class	(1,512)	(26,364)	(1,469)	(27,961)	(1,061)	(30,031)
	Retirement Class	(112,982)	(287,921)	(179,023)	(496,618)	(289,207)	(904,324)
	Retail Class	(325,309)	(737,516)	(709,314)	(1,933,110)	(689,102)	(2,335,746)
From realized gains:	Institutional Class	—	(7,447)	—	(38,417)	—	(26,355)
	Advisor Class*	—	(97)	—	(147)	—	(210)
	Premier Class	—	(11,581)	—	(19,297)	—	(30,008)
	Retirement Class	—	(122,029)	—	(347,848)	—	(942,144)
	Retail Class	—	(338,105)	—	(1,428,291)	—	(2,493,266)
Total distributions		(448,507)	(1,559,050)	(918,321)	(4,361,141)	(991,622)	(6,799,973)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	145,091	157,935	1,274,641	374,593	6,545,290	897,386
	Advisor Class*	—	100,000	—	100,000	17,300	100,020
	Premier Class	—	—	—	—	20,510	—
	Retirement Class	2,009,058	6,111,631	2,911,442	14,867,325	10,600,330	23,587,967
	Retail Class	8,329,217	12,152,487	20,233,900	37,471,334	22,486,426	49,798,539
Reinvestments of distributions:	Institutional Class	7,627	29,562	27,616	102,521	11,469	59,219
	Advisor Class*	—	—	—	—	51	—
	Premier Class	—	4,518	62	4,241	—	3,368
	Retirement Class	112,894	391,719	178,946	828,688	289,143	1,841,907
	Retail Class	317,322	1,029,898	699,480	3,286,844	676,090	4,747,526
Redemptions:	Institutional Class	(54,203)	(1,275,195)	(161,786)	(1,620,649)	(479,773)	(1,761,146)
	Premier Class	—	(971,801)	—	(1,036,702)	—	(1,117,117)
	Retirement Class	(1,589,584)	(7,896,388)	(2,391,887)	(11,410,320)	(4,069,528)	(8,437,883)
	Retail Class	(2,858,660)	(12,079,108)	(8,507,838)	(19,735,566)	(11,133,293)	(24,132,909)
Net increase (decrease) from shareholder transactions		6,418,762	(2,244,742)	14,264,576	23,232,309	24,964,015	45,586,877
Net increase (decrease) in net assets		6,536,196	(3,498,606)	15,909,500	18,691,854	29,320,017	37,051,854
NET ASSETS
Beginning of period		52,056,025	55,554,631	133,051,534	114,359,680	188,408,293	151,356,439
End of period		$58,592,221	$52,056,025	$148,961,034	$133,051,534	$217,728,310	$188,408,293
Undistributed net investment income (loss) included in net assets		$139,507	$149,560	$281,868	$292,164	$285,441	$301,671
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	13,346	14,801	109,103	32,626	518,914	73,097
	Advisor Class*	—	9,460	—	8,780	1,352	8,208
	Premier Class	—	—	—	—	1,602	—
	Retirement Class	185,454	568,899	247,979	1,277,724	834,895	1,907,936
	Retail Class	766,960	1,132,832	1,715,875	3,218,293	1,774,533	3,982,645
Shares reinvested:	Institutional Class	706	2,773	2,366	8,965	917	4,843
	Advisor Class*	—	—	—	—	4	—
	Premier Class	—	413	5	354	—	256
	Retirement Class	10,453	36,935	15,356	72,773	23,148	151,769
	Retail Class	29,364	97,170	60,003	288,796	54,177	391,203
Shares redeemed:	Institutional Class	(4,994)	(117,879)	(13,788)	(137,007)	(37,899)	(136,849)
	Premier Class	—	(90,726)	—	(90,070)	—	(91,045)
	Retirement Class	(146,264)	(731,400)	(202,515)	(974,324)	(320,578)	(677,932)
	Retail Class	(262,882)	(1,121,332)	(723,303)	(1,700,860)	(877,893)	(1,931,525)
Net increase (decrease) from shareholder transactions		592,143	(198,054)	1,211,081	2,006,050	1,973,172	3,682,606
*	Advisor Class commenced operations on December 4, 2015.

28	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	29

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		November 30, 2016	May 31, 2016	November 30, 2016	May 31, 2016
		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$163,546	$971,462	$(43,080)	$363,603
Net realized gain (loss) from investments		(367,423)	1,365,663	(171,371)	1,190,181
Net change in unrealized appreciation (depreciation) from affiliated investments		3,124,836	(4,717,738)	2,288,811	(4,161,699)
Net increase (decrease) in net assets from operations		2,920,959	(2,380,613)	2,074,360	(2,607,915)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(44,390)	—	(22,077)
	Advisor Class*	—	(179)	—	(137)
	Premier Class	—	(25,371)	—	(20,204)
	Retirement Class	—	(335,657)	—	(183,047)
	Retail Class	—	(768,242)	—	(242,857)
From realized gains:	Institutional Class	—	(73,087)	—	(82,334)
	Advisor Class*	—	(296)	—	(514)
	Premier Class	—	(45,667)	—	(84,526)
	Retirement Class	—	(651,320)	—	(865,038)
	Retail Class	—	(1,500,993)	—	(1,221,297)
Total distributions		—	(3,445,202)	—	(2,722,031)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	322,703	1,760,891	279,323	1,735,272
	Advisor Class*	8,233	100,009	—	100,000
	Premier Class	10,255	161	—	—
	Retirement Class	4,533,745	11,096,466	2,162,613	6,152,072
	Retail Class	8,601,719	17,258,630	3,456,972	9,775,760
Reinvestments of distributions:	Institutional Class	—	43,996	—	103,457
	Advisor Class*	—	—	—	—
	Premier Class	—	238	—	—
	Retirement Class	—	986,358	—	1,047,173
	Retail Class	—	2,239,175	—	1,447,343
Redemptions:	Institutional Class	(102,348)	(1,818,975)	(224,912)	(1,933,169)
	Premier Class	—	(1,170,063)	—	(1,209,416)
	Retirement Class	(2,617,450)	(11,416,572)	(1,219,056)	(9,284,463)
	Retail Class	(4,662,122)	(13,408,374)	(2,502,987)	(11,863,768)
Net increase (decrease) from shareholder transactions		6,094,735	5,671,940	1,951,953	(3,929,739)
Net increase (decrease) in net assets		9,015,694	(153,875)	4,026,313	(9,259,685)
NET ASSETS
Beginning of period		78,430,465	78,584,340	45,782,174	55,041,859
End of period		$87,446,159	$78,430,465	$49,808,487	$45,782,174
Undistributed net investment income (loss) included in net assets		$295,024	$131,478	$(87,903)	$(44,823)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	24,310	134,693	20,513	129,791
	Advisor Class*	607	7,812	—	7,538
	Premier Class	761	—	—	—
	Retirement Class	339,429	844,569	157,879	444,376
	Retail Class	646,561	1,300,904	252,441	713,024
Shares reinvested:	Institutional Class	—	3,481	—	7,921
	Advisor Class*	—	—	—	—
	Premier Class	—	19	—	—
	Retirement Class	—	78,097	—	80,305
	Retail Class	—	177,571	—	111,078
Shares redeemed:	Institutional Class	(7,714)	(140,830)	(16,533)	(137,621)
	Premier Class	—	(91,411)	—	(92,322)
	Retirement Class	(195,959)	(855,569)	(88,840)	(654,723)
	Retail Class	(350,371)	(1,003,623)	(182,670)	(848,872)
Net increase (decrease) from shareholder transactions		457,624	455,713	142,790	(239,505)
*	Advisor Class commenced operations on December 4, 2015.

30	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	31

Financial highlights

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [j]	investment operations	investment income	realized gains	and distributions	end of period	Total return		period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss	)	turnover rate

TIAA-CREF LIFESTYLE INCOME
Institutional Class:	11/30/16	#	$10.77	$0.10		$ 0.03	$0.13	$(0.10)	$ —	$(0.10)	$10.80	1.24%[b]		$ 896		0.39%[c]		0.10%[c]		1.84%[c]		9%[b]
	5/31/16		11.04	0.21		(0.12)	0.09	(0.25)	(0.11)	(0.36)	10.77	0.89		796		0.37		0.10		1.91		33
	5/31/15		11.00	0.19		0.17	0.36	(0.24)	(0.08)	(0.32)	11.04	3.34		1,923		0.35		0.10		1.69		13
	5/31/14		10.76	0.19		0.38	0.57	(0.24)	(0.09)	(0.33)	11.00	5.47		1,712		0.52		0.10		1.75		16
	5/31/13		10.24	0.20		0.60	0.80	(0.26)	(0.02)	(0.28)	10.76	7.86		1,444		0.82		0.10		1.88		21
	5/31/12	‡	10.00	0.09		0.21	0.30	(0.06)	—	(0.06)	10.24	2.95	[b]	1,030		2.98	[c]	0.10	[c]	1.81	[c]	3	[b]
Advisor Class:	11/30/16	#	10.77	0.10		0.03	0.13	(0.10)	—	(0.10)	10.80	1.24	[b]	102		0.39	[c]	0.11	[c]	1.82	[c]	9	[b]
	5/31/16	†	10.86	0.10		0.08	0.18	(0.16)	(0.11)	(0.27)	10.77	1.67	[b]	102		0.39	[c]	0.12	[c]	1.95	[c]	33
Premier Class:	11/30/16	#	10.77	0.09		0.03	0.12	(0.08)	—	(0.08)	10.81	1.07	[b]	216		0.55	[c]	0.25	[c]	1.69	[c]	9	[b]
	5/31/16		11.04	0.21		(0.13)	0.08	(0.24)	(0.11)	(0.35)	10.77	0.76		215		0.53		0.25		1.89		33
	5/31/15		11.00	0.17		0.18	0.35	(0.23)	(0.08)	(0.31)	11.04	3.18		1,217		0.50		0.25		1.54		13
	5/31/14		10.76	0.18		0.38	0.56	(0.23)	(0.09)	(0.32)	11.00	5.32		1,167		0.67		0.25		1.62		16
	5/31/13		10.24	0.18		0.60	0.78	(0.24)	(0.02)	(0.26)	10.76	7.71		1,352		0.96		0.25		1.74		21
	5/31/12	‡	10.00	0.08		0.21	0.29	(0.05)	—	(0.05)	10.24	2.91	[b]	1,065		3.13	[c]	0.25	[c]	1.66	[c]	3	[b]
Retirement Class:	11/30/16	#	10.76	0.09		0.03	0.12	(0.09)	—	(0.09)	10.79	1.09	[b]	14,310		0.63	[c]	0.35	[c]	1.59	[c]	9	[b]
	5/31/16		11.04	0.19		(0.13)	0.06	(0.23)	(0.11)	(0.34)	10.76	0.56		13,734		0.62		0.35		1.76		33
	5/31/15		11.00	0.16		0.18	0.34	(0.22)	(0.08)	(0.30)	11.04	3.09		15,469		0.59		0.35		1.46		13
	5/31/14		10.76	0.16		0.39	0.55	(0.22)	(0.09)	(0.31)	11.00	5.23		10,981		0.76		0.35		1.51		16
	5/31/13		10.24	0.18		0.59	0.77	(0.23)	(0.02)	(0.25)	10.76	7.56		6,840		1.05		0.35		1.65		21
	5/31/12	‡	10.00	0.08		0.21	0.29	(0.05)	—	(0.05)	10.24	2.88	[b]	4,127		2.83	[c]	0.35	[c]	1.56	[c]	3	[b]
Retail Class:	11/30/16	#	10.76	0.08		0.04	0.12	(0.09)	—	(0.09)	10.79	1.10	[b]	43,068		0.65	[c]	0.38	[c]	1.56	[c]	9	[b]
	5/31/16		11.04	0.19		(0.14)	0.05	(0.22)	(0.11)	(0.33)	10.76	0.52		37,209		0.65		0.38		1.75		33
	5/31/15		11.00	0.16		0.17	0.33	(0.21)	(0.08)	(0.29)	11.04	3.06		36,946		0.62		0.38		1.43		13
	5/31/14		10.76	0.16		0.39	0.55	(0.22)	(0.09)	(0.31)	11.00	5.20		26,218		0.79		0.38		1.48		16
	5/31/13		10.23	0.17		0.60	0.77	(0.22)	(0.02)	(0.24)	10.76	7.63		13,670		1.08		0.38		1.61		21
	5/31/12	‡	10.00	0.07		0.20	0.27	(0.04)	—	(0.04)	10.23	2.73	[b]	4,979		2.82	[c]	0.48	[c]	1.43	[c]	3	[b]

32	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	33

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [j]	investment operations	investment income	realized gains	and distributions	end of period	Total return		period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss	)	turnover rate

TIAA-CREF LIFESTYLE CONSERVATIVE
Institutional Class:	11/30/16	#	$11.64	$0.09		$ 0.14	$ 0.23	$(0.09)	$ —	$(0.09)	$11.78	2.00%[b]		$3,935		0.22%[c]		0.10%[c]		1.53%[c]		10%[b]
	5/31/16		12.13	0.22		(0.27)	(0.05)	(0.27)	(0.17)	(0.44)	11.64	(0.28)		2,749		0.23		0.10		1.88		26
	5/31/15		11.95	0.20		0.40	0.60	(0.31)	(0.11)	(0.42)	12.13	5.13		4,021		0.25		0.10		1.70		13
	5/31/14		11.36	0.19		0.79	0.98	(0.30)	(0.09)	(0.39)	11.95	8.82		3,103		0.37		0.10		1.66		9
	5/31/13		10.29	0.21		1.12	1.33	(0.25)	(0.01)	(0.26)	11.36	13.12		1,520		0.70		0.10		1.94		24
	5/31/12	‡	10.00	0.08		0.26	0.34	(0.05)	—	(0.05)	10.29	3.38	[b]	1,033		2.81	[c]	0.10	[c]	1.54	[c]	17	[b]
Advisor Class:	11/30/16	#	11.64	0.09		0.15	0.24	(0.09)	—	(0.09)	11.79	2.09	[b]	103		0.23	[c]	0.12	[c]	1.51	[c]	10	[b]
	5/31/16	†	11.86	0.09		0.04	0.13	(0.18)	(0.17)	(0.35)	11.64	1.25	[b]	102		0.25	[c]	0.12	[c]	1.70	[c]	26
Premier Class:	11/30/16	#	11.63	0.08		0.15	0.23	(0.07)	—	(0.07)	11.79	1.99	[b]	246		0.39	[c]	0.25	[c]	1.38	[c]	10	[b]
	5/31/16		12.12	0.22		(0.29)	(0.07)	(0.25)	(0.17)	(0.42)	11.63	(0.43)		243		0.39		0.25		1.85		26
	5/31/15		11.95	0.19		0.38	0.57	(0.29)	(0.11)	(0.40)	12.12	4.88		1,341		0.41		0.25		1.57		13
	5/31/14		11.36	0.20		0.76	0.96	(0.28)	(0.09)	(0.37)	11.95	8.66		1,268		0.52		0.25		1.69		9
	5/31/13		10.28	0.20		1.13	1.33	(0.24)	(0.01)	(0.25)	11.36	13.07		1,768		0.83		0.25		1.83		24
	5/31/12	‡	10.00	0.07		0.25	0.32	(0.04)	—	(0.04)	10.28	3.23	[b]	1,505		2.90	[c]	0.25	[c]	1.39	[c]	17	[b]
Retirement Class:	11/30/16	#	11.62	0.08		0.15	0.23	(0.08)	—	(0.08)	11.77	1.96	[b]	27,346		0.47	[c]	0.35	[c]	1.28	[c]	10	[b]
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.53)		26,300		0.48		0.35		1.71		26
	5/31/15		11.94	0.18		0.38	0.56	(0.28)	(0.11)	(0.39)	12.11	4.79		22,852		0.50		0.35		1.47		13
	5/31/14		11.35	0.17		0.79	0.96	(0.28)	(0.09)	(0.37)	11.94	8.59		18,039		0.61		0.35		1.49		9
	5/31/13		10.28	0.19		1.12	1.31	(0.23)	(0.01)	(0.24)	11.35	12.87		9,012		0.92		0.35		1.70		24
	5/31/12	‡	10.00	0.06		0.26	0.32	(0.04)	—	(0.04)	10.28	3.20	[b]	4,189		2.66	[c]	0.35	[c]	1.29	[c]	17	[b]
Retail Class:	11/30/16	#	11.62	0.07		0.16	0.23	(0.08)	—	(0.08)	11.77	1.96	[b]	117,331		0.49	[c]	0.37	[c]	1.26	[c]	10	[b]
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.56)		103,657		0.51		0.38		1.71		26
	5/31/15		11.94	0.17		0.39	0.56	(0.28)	(0.11)	(0.39)	12.11	4.77		86,146		0.52		0.38		1.45		13
	5/31/14		11.35	0.17		0.78	0.95	(0.27)	(0.09)	(0.36)	11.94	8.55		56,057		0.64		0.39		1.45		9
	5/31/13		10.28	0.18		1.13	1.31	(0.23)	(0.01)	(0.24)	11.35	12.86		21,456		0.96		0.38		1.64		24
	5/31/12	‡	10.00	0.06		0.26	0.32	(0.04)	—	(0.04)	10.28	3.16	[b]	5,624		2.65	[c]	0.47	[c]	1.18	[c]	17	[b]

34	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	35

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [j]	investment operations	investment income	realized gains	and distributions	end of period	Total return		period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss	)	turnover rate

TIAA-CREF LIFESTYLE MODERATE
Institutional Class:	11/30/16	#	$12.48	$0.07		$ 0.28	$ 0.35	$(0.08)	$ —	$(0.08)	$12.75	2.82%[b]		$ 7,964		0.19%[c]		0.10%[c]		1.20%[c]		11%[b]
	5/31/16		13.25	0.21		(0.42)	(0.21)	(0.29)	(0.27)	(0.56)	12.48	(1.45)		1,779		0.21		0.10		1.67		17
	5/31/15		12.93	0.23		0.63	0.86	(0.38)	(0.16)	(0.54)	13.25	6.81		2,670		0.23		0.10		1.78		13
	5/31/14		11.96	0.21		1.23	1.44	(0.37)	(0.10)	(0.47)	12.93	12.29		2,506		0.33		0.10		1.67		17
	5/31/13		10.33	0.23		1.67	1.90	(0.26)	(0.01)	(0.27)	11.96	18.60		1,419		0.69		0.10		2.04		34
	5/31/12	‡	10.00	0.06		0.31	0.37	(0.04)	—	(0.04)	10.33	3.69	[b]	1,037		2.77	[c]	0.10	[c]	1.28	[c]	11	[b]
Advisor Class:	11/30/16	#	12.48	0.08		0.27	0.35	(0.08)	—	(0.08)	12.75	2.82	[b]	122		0.23	[c]	0.14	[c]	1.19	[c]	11	[b]
	5/31/16	†	12.88	0.08		—	0.08	(0.21)	(0.27)	(0.48)	12.48	0.76	[b]	102		0.23	[c]	0.13	[c]	1.44	[c]	17
Premier Class:	11/30/16	#	12.48	0.07		0.28	0.35	(0.05)	—	(0.05)	12.78	2.83	[b]	276		0.36	[c]	0.25	[c]	1.07	[c]	11	[b]
	5/31/16		13.25	0.23		(0.46)	(0.23)	(0.27)	(0.27)	(0.54)	12.48	(1.59)		250		0.36		0.25		1.81		17
	5/31/15		12.93	0.21		0.63	0.84	(0.36)	(0.16)	(0.52)	13.25	6.65		1,468		0.38		0.25		1.59		13
	5/31/14		11.95	0.20		1.24	1.44	(0.36)	(0.10)	(0.46)	12.93	12.22		1,376		0.47		0.25		1.62		17
	5/31/13		10.33	0.21		1.67	1.88	(0.25)	(0.01)	(0.26)	11.95	18.33		1,256		0.83		0.25		1.90		34
	5/31/12	‡	10.00	0.06		0.31	0.37	(0.04)	—	(0.04)	10.33	3.65	[b]	1,036		2.92	[c]	0.25	[c]	1.13	[c]	11	[b]
Retirement Class:	11/30/16	#	12.46	0.06		0.28	0.34	(0.06)	—	(0.06)	12.74	2.77	[b]	62,842		0.44	[c]	0.35	[c]	0.97	[c]	11	[b]
	5/31/16		13.24	0.21		(0.46)	(0.25)	(0.26)	(0.27)	(0.53)	12.46	(1.77)		54,776		0.46		0.35		1.67		17
	5/31/15		12.92	0.20		0.63	0.83	(0.35)	(0.16)	(0.51)	13.24	6.56		39,886		0.47		0.35		1.52		13
	5/31/14		11.95	0.18		1.24	1.42	(0.35)	(0.10)	(0.45)	12.92	12.06		32,655		0.57		0.35		1.49		17
	5/31/13		10.32	0.19		1.69	1.88	(0.24)	(0.01)	(0.25)	11.95	18.35		12,300		0.92		0.35		1.72		34
	5/31/12	‡	10.00	0.05		0.30	0.35	(0.03)	—	(0.03)	10.32	3.52	[b]	4,244		2.63	[c]	0.35	[c]	1.03	[c]	11	[b]
Retail Class:	11/30/16	#	12.46	0.06		0.28	0.34	(0.06)	—	(0.06)	12.74	2.77	[b]	146,524		0.46	[c]	0.37	[c]	0.95	[c]	11	[b]
	5/31/16		13.23	0.20		(0.45)	(0.25)	(0.25)	(0.27)	(0.52)	12.46	(1.73)		131,501		0.48		0.38		1.65		17
	5/31/15		12.92	0.19		0.63	0.82	(0.35)	(0.16)	(0.51)	13.23	6.46		107,332		0.50		0.38		1.48		13
	5/31/14		11.95	0.18		1.23	1.41	(0.34)	(0.10)	(0.44)	12.92	12.01		65,598		0.61		0.39		1.43		17
	5/31/13		10.32	0.19		1.68	1.87	(0.23)	(0.01)	(0.24)	11.95	18.31		21,809		0.97		0.39		1.67		34
	5/31/12	‡	10.00	0.05		0.30	0.35	(0.03)	—	(0.03)	10.32	3.48	[b]	6,648		2.60	[c]	0.46	[c]	0.92	[c]	11	[b]

36	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	37

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [j]	investment operations	investment income	realized gains	and distributions	end of period	Total return		period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss	)	turnover rate

TIAA-CREF LIFESTYLE GROWTH
Institutional Class:	11/30/16	#	$13.09	$0.04		$0.45	$ 0.49	$ —	$ —	$ —	$13.58	3.74%[b]		$ 2,183		0.30%[c]		0.10%[c]		0.66%[c]		13%[b]
	5/31/16		14.19	0.20		(0.64)	(0.44)	(0.25)	(0.41)	(0.66)	13.09	(2.96)		1,887		0.29		0.10		1.55		35
	5/31/15		13.75	0.20		0.86	1.06	(0.38)	(0.24)	(0.62)	14.19	7.92		2,083		0.31		0.10		1.47		14
	5/31/14		12.50	0.18		1.71	1.89	(0.42)	(0.22)	(0.64)	13.75	15.28		1,783		0.47		0.10		1.37		16
	5/31/13		10.32	0.21		2.20	2.41	(0.22)	(0.01)	(0.23)	12.50	23.63		1,420		0.77		0.10		1.80		30
	5/31/12	‡	10.00	0.03		0.29	0.32	(0.00)[d]	—	(0.00)[d]	10.32	3.24	[b]	1,033		2.77	[c]	0.10	[c]	0.64	[c]	7	[b]
Advisor Class:	11/30/16	#	13.09	0.04		0.45	0.49	—	—	—	13.58	3.74	[b]	114		0.33	[c]	0.14	[c]	0.62	[c]	13	[b]
	5/31/16	†	13.79	0.05		(0.09)	(0.04)	(0.25)	(0.41)	(0.66)	13.09	(0.16)[b]		102		0.31	[c]	0.13	[c]	0.87	[c]	35
Premier Class:	11/30/16	#	13.07	0.03		0.45	0.48	—	—	—	13.55	3.67	[b]	287		0.47	[c]	0.25	[c]	0.51	[c]	13	[b]
	5/31/16		14.18	0.20		(0.67)	(0.47)	(0.23)	(0.41)	(0.64)	13.07	(3.19)		267		0.44		0.25		1.47		35
	5/31/15		13.74	0.18		0.86	1.04	(0.36)	(0.24)	(0.60)	14.18	7.77		1,585		0.46		0.25		1.31		14
	5/31/14		12.50	0.17		1.68	1.85	(0.39)	(0.22)	(0.61)	13.74	15.01		1,465		0.62		0.25		1.28		16
	5/31/13		10.32	0.18		2.22	2.40	(0.21)	(0.01)	(0.22)	12.50	23.46		1,580		0.91		0.25		1.55		30
	5/31/12	‡	10.00	0.02		0.30	0.32	(0.00)[d]	—	(0.00)[d]	10.32	3.23	[b]	1,065		2.92	[c]	0.25	[c]	0.49	[c]	7	[b]
Retirement Class:	11/30/16	#	13.06	0.03		0.44	0.47	—	—	—	13.53	3.60	[b]	26,298		0.54	[c]	0.35	[c]	0.41	[c]	13	[b]
	5/31/16		14.15	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.06	(3.18)		23,506		0.54		0.35		1.24		35
	5/31/15		13.72	0.17		0.85	1.02	(0.35)	(0.24)	(0.59)	14.15	7.62		24,527		0.55		0.35		1.20		14
	5/31/14		12.49	0.15		1.69	1.84	(0.39)	(0.22)	(0.61)	13.72	14.91		16,575		0.71		0.35		1.14		16
	5/31/13		10.31	0.16		2.23	2.39	(0.20)	(0.01)	(0.21)	12.49	23.39		10,027		1.00		0.35		1.41		30
	5/31/12	‡	10.00	0.02		0.29	0.31	(0.00)[d]	—	(0.00)[d]	10.31	3.13	[b]	4,203		2.63	[c]	0.35	[c]	0.39	[c]	7	[b]
Retail Class:	11/30/16	#	13.04	0.02		0.45	0.47	—	—	—	13.51	3.60	[b]	58,564		0.58	[c]	0.39	[c]	0.37	[c]	13	[b]
	5/31/16		14.13	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.04	(3.19)		52,668		0.58		0.40		1.23		35
	5/31/15		13.70	0.16		0.86	1.02	(0.35)	(0.24)	(0.59)	14.13	7.61		50,390		0.59		0.39		1.18		14
	5/31/14		12.48	0.14		1.69	1.83	(0.39)	(0.22)	(0.61)	13.70	14.81		30,360		0.76		0.41		1.07		16
	5/31/13		10.31	0.16		2.22	2.38	(0.20)	(0.01)	(0.21)	12.48	23.26		12,800		1.06		0.40		1.40		30
	5/31/12	‡	10.00	0.01		0.30	0.31	(0.00)[d]	—	(0.00)[d]	10.31	3.12	[b]	5,249		2.63	[c]	0.48	[c]	0.27	[c]	7	[b]

38	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	39

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment	Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [j]	investment operations	investment income	realized gains	and distributions	end of period	Total return		period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss )	turnover rate

TIAA-CREF LIFESTYLE AGGRESSIVE GROWTH
Institutional Class:	11/30/16	#	$13.47	$0.01		$ 0.61	$ 0.62	$ —	$ —	$ —	$14.09	4.60%[b]		$ 2,936		0.42%[c]		0.10%[c]		0.10%[c]	11%[b]
	5/31/16		15.14	0.10		(0.82)	(0.72)	(0.20)	(0.75)	(0.95)	13.47	(4.53)		2,755		0.41		0.10		0.75	41
	5/31/15		14.60	0.17		1.12	1.29	(0.40)	(0.35)	(0.75)	15.14	9.13		3,094		0.35		0.10		1.18	14
	5/31/14		13.01	0.13		2.23	2.36	(0.48)	(0.29)	(0.77)	14.60	18.34		2,570		0.49		0.10		0.91	24
	5/31/13		10.29	0.17		2.74	2.91	(0.18)	(0.01)	(0.19)	13.01	28.51		1,514		0.82		0.10		1.48	29
	5/31/12	‡	10.00	0.00	[d]	0.29	0.29	—	—	—	10.29	2.90	[b]	1,029		2.79	[c]	0.10	[c]	0.01 [c]	2	[b]
Advisor Class:	11/30/16	#	13.47	0.01		0.60	0.61	—	—	—	14.08	4.53	[b]	106		0.43	[c]	0.11	[c]	0.08 [c]	11	[b]
	5/31/16	†	14.63	0.02		(0.23)	(0.21)	(0.20)	(0.75)	(0.95)	13.47	(1.21)[b]		102		0.43	[c]	0.12	[c]	0.26 [c]	41
Premier Class:	11/30/16	#	13.47	(0.00)[d]		0.60	0.60	—	—	—	14.07	4.45	[b]	281		0.58	[c]	0.25	[c]	(0.06)[c]	11	[b]
	5/31/16		15.12	0.15		(0.87)	(0.72)	(0.18)	(0.75)	(0.93)	13.47	(4.55)		269		0.56		0.25		1.11	41
	5/31/15		14.59	0.15		1.11	1.26	(0.38)	(0.35)	(0.73)	15.12	8.92		1,699		0.50		0.25		1.01	14
	5/31/14		13.00	0.15		2.18	2.33	(0.45)	(0.29)	(0.74)	14.59	18.16		1,559		0.64		0.25		1.09	24
	5/31/13		10.28	0.15		2.75	2.90	(0.17)	(0.01)	(0.18)	13.00	28.36		1,543		0.95		0.25		1.28	29
	5/31/12	‡	10.00	(0.01)		0.29	0.28	—	—	—	10.28	2.80	[b]	1,038		2.94	[c]	0.25	[c]	(0.14)[c]	2	[b]
Retirement Class:	11/30/16	#	13.44	(0.01)		0.61	0.60	—	—	—	14.04	4.46	[b]	19,508		0.66	[c]	0.35	[c]	(0.16)[c]	11	[b]
	5/31/16		15.10	0.11		(0.86)	(0.75)	(0.16)	(0.75)	(0.91)	13.44	(4.77)		17,752		0.66		0.35		0.81	41
	5/31/15		14.56	0.13		1.12	1.25	(0.36)	(0.35)	(0.71)	15.10	8.89		21,900		0.59		0.35		0.89	14
	5/31/14		12.99	0.11		2.20	2.31	(0.45)	(0.29)	(0.74)	14.56	18.00		19,483		0.73		0.35		0.77	24
	5/31/13		10.28	0.12		2.76	2.88	(0.16)	(0.01)	(0.17)	12.99	28.19		10,585		1.05		0.35		1.04	29
	5/31/12	‡	10.00	(0.01)		0.29	0.28	—	—	—	10.28	2.80	[b]	4,224		2.65	[c]	0.35	[c]	(0.24)[c]	2	[b]
Retail Class:	11/30/16	#	13.43	(0.02)		0.61	0.59	—	—	—	14.02	4.39	[b]	26,977		0.74	[c]	0.43	[c]	(0.23)[c]	11	[b]
	5/31/16		15.08	0.10		(0.85)	(0.75)	(0.15)	(0.75)	(0.90)	13.43	(4.78)		24,905		0.74		0.43		0.76	41
	5/31/15		14.55	0.13		1.10	1.23	(0.35)	(0.35)	(0.70)	15.08	8.79		28,349		0.66		0.42		0.87	14
	5/31/14		12.99	0.10		2.19	2.29	(0.44)	(0.29)	(0.73)	14.55	17.86		21,100		0.82		0.44		0.71	24
	5/31/13		10.27	0.13		2.75	2.88	(0.15)	(0.01)	(0.16)	12.99	28.21		10,109		1.12		0.42		1.09	29
	5/31/12	‡	10.00	(0.02)		0.29	0.27	—	—	—	10.27	2.70	[b]	5,039		2.66	[c]	0.49	[c]	(0.37)[c]	2	[b]

#	Unaudited
†	The Advisor Class commenced operations on December 4, 2015.
‡	The Fund commenced operations on December 9, 2011.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

40	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	41

Notes to financial statements (unaudited)

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. Prior to October 1, 2016, Teachers Advisors, LLC was named Teachers Advisors, Inc. The Funds offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

42	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	43

Notes to financial statements (unaudited)

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This final rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of November 30, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

44	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2016, there were no transfers between levels by the Funds.

As of November 30, 2016, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Premier Class and the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.10% of average daily net assets for the Institutional Class shares; 0.25% of average daily net assets for the Advisor Class shares; 0.25% of average daily net assets for the Premier Class shares; 0.35% of average daily net assets for the Retirement Class shares; and 0.49% of average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with the approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2016, these transactions did not materially impact the Funds.

TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	45

Notes to financial statements (unaudited)

The following is the percentage of the Funds’ shares owned by TIAA as of November 30, 2016:

Fund	TIAA
Lifestyle Income	1%
Lifestyle Conservative	—
Lifestyle Moderate	—
Lifestyle Growth	1
Lifestyle Aggressive Growth	1

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

						Value at
	Value at	Purchase	Sales	Realized	Dividend	November 30,
Issue	May 31, 2016	cost	proceeds	gain (loss )	income	2016
Lifestyle Income Fund
TIAA-CREF Bond	$9,920,026	$2,302,647	$464,827	$(1,861)	$147,177	$11,559,727
TIAA-CREF Bond Plus	10,453,399	1,889,127	1,021,801	(6,878)	165,230	11,184,443
TIAA-CREF Emerging Markets Equity	651,474	250,702	222,220	(21,121)	—	724,072
TIAA-CREF Enhanced International Equity Index	675,445	409,156	89,496	(3,813)	—	977,518
TIAA-CREF Enhanced Large-Cap Growth Index	618,099	229,873	134,773	(1,458)	—	746,592
TIAA-CREF Enhanced Large-Cap Value Index	590,074	253,341	131,823	(3,381)	—	770,685
TIAA-CREF Global Natural Resources	158,822	73,942	192,257	(19,001)	—	56,781
TIAA-CREF Growth & Income	1,547,515	386,389	174,011	(836)	10,752	1,837,717
TIAA-CREF High-Yield	533,571	25,997	552,537	25,739	8,629	23,347
TIAA-CREF International Equity	1,167,343	315,984	349,892	(5,024)	—	1,103,532
TIAA-CREF International Opportunities	780,516	157,658	61,689	(2,363)	—	873,457
TIAA-CREF Large-Cap Growth	1,858,203	375,539	215,265	(1,848)	—	2,031,904
TIAA-CREF Large-Cap Value	1,787,638	334,420	220,646	1,371	—	2,105,047
TIAA-CREF Mid-Cap Growth	55,774	33,380	68,480	(2,919)	—	20,899
TIAA-CREF Mid-Cap Value	60,111	39,355	77,330	2,203	—	26,008
TIAA-CREF Money Market	2,998	4	—	—	4	3,002
TIAA-CREF Short-Term Bond	20,885,859	3,260,457	717,213	(3,164)	208,615	23,354,586
TIAA-CREF Small-Cap Equity	553,865	195,362	162,637	(30)	—	685,316
TIAA-CREF Small/Mid-Cap Equity	—	315,476	1,309	7	—	334,326
	$52,300,732	$10,848,809	$4,858,206	$(44,377)	$540,407	$58,418,959

46	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

						Value at
	Value at	Purchase	Sales	Realized	Dividend	November 30,
Issue	May 31, 2016	cost	proceeds	gain (loss )	income	2016
Lifestyle Conservative Fund
TIAA-CREF Bond	$11,887,322	$3,586,537	$563,025	$(2,902)	$184,049	$14,637,849
TIAA-CREF Bond Plus	39,718,054	6,569,017	2,689,000	(19,762)	638,576	43,033,871
TIAA-CREF Emerging Markets Equity	2,904,652	1,028,576	609,871	(64,064)	—	3,516,386
TIAA-CREF Enhanced International Equity Index	3,424,185	1,507,028	171,082	(7,364)	—	4,670,828
TIAA-CREF Enhanced Large-Cap Growth Index	3,130,415	901,823	368,495	(10,369)	—	3,830,809
TIAA-CREF Enhanced Large-Cap Value Index	2,991,197	962,515	312,723	(12,142)	—	3,945,341
TIAA-CREF Global Natural Resources	803,923	106,838	858,764	(90,360)	—	136,281
TIAA-CREF Growth & Income	7,843,077	1,632,946	526,721	(8,271)	55,327	9,336,907
TIAA-CREF High-Yield	1,352,656	52,979	1,386,712	55,691	21,937	59,246
TIAA-CREF International Equity	5,901,820	1,380,486	1,524,565	(76,169)	—	5,590,095
TIAA-CREF International Opportunities	3,955,743	798,642	299,922	(8,708)	—	4,431,768
TIAA-CREF Large-Cap Growth	9,412,141	1,639,614	801,100	(11,514)	—	10,303,933
TIAA-CREF Large-Cap Value	9,051,412	1,364,627	772,967	(24,713)	—	10,678,687
TIAA-CREF Mid-Cap Growth	484,052	38,346	423,824	(15,025)	—	106,040
TIAA-CREF Mid-Cap Value	503,696	100,973	498,610	14,162	—	131,998
TIAA-CREF Money Market	4,728	7	—	—	7	4,735
TIAA-CREF Short-Term Bond	26,452,969	4,377,186	1,116,516	(3,440)	267,265	29,615,709
TIAA-CREF Small-Cap Equity	2,805,413	530,386	766,444	(21,961)	—	3,036,732
TIAA-CREF Small/Mid-Cap Equity	—	1,598,328	6,429	130	—	1,695,544
	$132,627,455	$28,176,854	$13,696,770	$(306,781)	$1,167,161	$148,762,759
Lifestyle Moderate Fund
TIAA-CREF Bond Plus	$73,132,064	$15,991,305	$3,998,221	$(30,884)	$1,194,375	$83,957,597
TIAA-CREF Emerging Markets Equity	5,891,589	1,876,857	793,783	(87,363)	—	7,368,388
TIAA-CREF Enhanced International Equity Index	7,277,494	3,176,504	303,001	(21,470)	—	9,968,900
TIAA-CREF Enhanced Large-Cap Growth Index	6,931,329	1,709,104	633,049	(24,246)	—	8,379,348
TIAA-CREF Enhanced Large-Cap Value Index	6,635,582	1,907,041	562,406	(30,287)	—	8,647,834
TIAA-CREF Global Natural Resources	1,709,943	161,154	1,666,245	(162,971)	—	409,269
TIAA-CREF Growth & Income	16,660,574	3,729,725	868,367	(24,456)	116,641	20,364,747
TIAA-CREF High-Yield	1,917,945	95,289	1,983,126	79,420	30,857	86,409
TIAA-CREF International Equity	11,993,295	2,655,116	2,061,123	(88,586)	—	12,213,078
TIAA-CREF International Opportunities	8,408,076	1,795,535	486,963	(16,316)	—	9,665,795
TIAA-CREF Large-Cap Growth	19,994,019	3,842,197	1,419,280	(27,082)	—	22,537,075
TIAA-CREF Large-Cap Value	19,227,894	3,193,411	1,291,457	(26,445)	—	23,354,363
TIAA-CREF Mid-Cap Growth	1,168,121	72,315	1,029,217	(74,940)	—	231,423
TIAA-CREF Mid-Cap Value	1,211,104	192,372	1,176,130	22,896	—	287,145
TIAA-CREF Money Market	6,355	9	—	—	9	6,364
TIAA-CREF Small-Cap Equity	5,959,402	968,107	1,594,127	(102,007)	—	6,310,265
TIAA-CREF Small/Mid-Cap Equity	—	3,490,740	28,418	(406)	—	3,687,807
	$188,124,786	$44,856,781	$19,894,913	$(615,143)	$1,341,882	$217,475,807

TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	47

Notes to financial statements (unaudited)

						Value at
	Value at	Purchase	Sales	Realized	Dividend	November 30,
Issue	May 31, 2016	cost	proceeds	gain (loss )	income	2016
Lifestyle Growth Fund
TIAA-CREF Bond Plus	$14,800,596	$3,548,304	$1,661,549	$(10,186)	$240,571	$16,465,194
TIAA-CREF Emerging Markets Equity	3,186,366	847,580	423,730	(47,188)	—	3,831,912
TIAA-CREF Enhanced International Equity Index	4,028,111	1,541,187	218,567	(9,986)	—	5,251,089
TIAA-CREF Enhanced Large-Cap Growth Index	3,925,668	784,524	439,912	(12,368)	—	4,471,723
TIAA-CREF Enhanced Large-Cap Value Index	3,760,568	841,960	348,148	(17,224)	—	4,614,661
TIAA-CREF Global Natural Resources	949,413	86,989	907,498	(114,285)	—	248,321
TIAA-CREF Growth & Income	9,247,040	1,671,498	490,467	(10,648)	64,374	10,873,923
TIAA-CREF High-Yield	797,582	40,238	826,568	36,368	12,791	34,612
TIAA-CREF International Equity	6,491,415	1,287,488	1,069,317	(56,026)	—	6,511,466
TIAA-CREF International Opportunities	4,646,789	914,202	379,786	(10,075)	—	5,150,740
TIAA-CREF Large-Cap Growth	11,080,508	1,699,067	822,932	(15,894)	—	12,011,399
TIAA-CREF Large-Cap Value	10,686,321	1,527,485	967,265	(36,287)	—	12,446,535
TIAA-CREF Mid-Cap Growth	687,752	39,151	616,686	(42,086)	—	122,561
TIAA-CREF Mid-Cap Value	711,296	111,117	704,173	32,172	—	152,163
TIAA-CREF Money Market	3,310	5	—	—	5	3,315
TIAA-CREF Small-Cap Equity	3,305,735	348,213	895,050	(53,567)	—	3,275,588
TIAA-CREF Small/Mid-Cap Equity	—	1,879,692	35,702	(143)	—	1,962,031
	$78,308,470	$17,168,700	$10,807,350	$(367,423)	$317,741	$87,427,233
Lifestyle Aggressive Growth Fund
TIAA-CREF Emerging Markets Equity	$2,286,307	$377,116	$248,401	$(23,480)	$-	$2,585,125
TIAA-CREF Enhanced International Equity Index	2,934,254	802,073	70,908	(3,345)	—	3,598,475
TIAA-CREF Enhanced Large-Cap Growth Index	2,894,640	326,023	258,957	(4,689)	—	3,105,010
TIAA-CREF Enhanced Large-Cap Value Index	2,774,873	360,728	184,599	(3,899)	—	3,205,017
TIAA-CREF Global Natural Resources	688,359	42,823	633,117	(109,647)	—	186,812
TIAA-CREF Growth & Income	6,739,885	857,310	233,294	(3,175)	46,517	7,680,341
TIAA-CREF International Equity	4,662,323	697,145	614,045	(26,409)	—	4,606,973
TIAA-CREF International Opportunities	3,388,370	503,371	219,948	(5,745)	—	3,649,723
TIAA-CREF Large-Cap Growth	8,083,030	870,362	501,017	(8,034)	—	8,494,675
TIAA-CREF Large-Cap Value	7,779,357	711,517	542,845	971	—	8,797,862
TIAA-CREF Mid-Cap Growth	519,145	12,415	454,320	(17,420)	—	86,711
TIAA-CREF Mid-Cap Value	535,881	49,677	502,457	50,676	—	107,864
TIAA-CREF Money Market	4,054	6	—	—	6	4,060
TIAA-CREF Small-Cap Equity	2,408,504	150,715	640,135	(17,277)	—	2,282,121
TIAA-CREF Small/Mid-Cap Equity	—	1,318,227	7,907	102	—	1,393,211
	$45,698,982	$7,079,508	$5,111,950	$(171,371)	$46,523	$49,783,980

48	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Note 4—investments

At November 30, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation )	(depreciation	)
Lifestyle Income	$58,133,540	$818,878	$(533,458)	$285,420
Lifestyle Conservative	147,147,179	3,292,019	(1,676,439)	1,615,580
Lifestyle Moderate	213,808,149	6,141,083	(2,473,424)	3,667,659
Lifestyle Growth	83,543,466	4,718,985	(835,218)	3,883,767
Lifestyle Aggressive Growth	45,074,569	5,091,667	(382,256)	4,709,411

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2016 were as follows:

Fund	Purchases	Sales
Lifestyle Income	$11,027,178	$5,036,438
Lifestyle Conservative	28,176,854	13,696,770
Lifestyle Moderate	47,934,373	22,955,583
Lifestyle Growth	17,168,700	10,807,350
Lifestyle Aggressive Growth	7,079,508	5,111,950

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2016 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Lifestyle Income	$1,079,791	$ 479,259	$1,559,050
Lifestyle Conservative	2,554,552	1,806,589	4,361,141
Lifestyle Moderate	3,428,943	3,371,030	6,799,973
Lifestyle Growth	1,242,115	2,203,087	3,445,202
Lifestyle Aggressive Growth	493,808	2,228,223	2,722,031

The tax character of the fiscal year 2017 distributions will be determined at the end of the fiscal year.

TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	49

Notes to financial statements (unaudited)	concluded

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2016, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

50	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation,warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in

TIAA-CREF Lifestyle Funds ■ 2016 Semiannual Report	51

Additional information about index providers (unaudited)	concluded

the determination or calculation of the equation by or the consideration into which this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

52	2016 Semiannual Report ■ TIAA-CREF Lifestyle Funds

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206

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Understanding your fund report

This semiannual report contains information about the Managed Allocation Fund and describes the fund’s results for the six months ended November 30, 2016. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolio of investments lists the underlying TIAA-CREF Funds in which the Managed Allocation Fund had investments as of November 30, 2016.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2016 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 10 of this report. You can also obtain a list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, LLC (formerly known as Teachers Advisors, Inc.). The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Managed Allocation Fund ■ 2016 Semiannual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total cost of investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2016–November 30, 2016).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. The fund has a contractual fee reimbursement. Had it not been effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2016 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended November 30, 2016

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
	value	value	during period	*	during period	†
Managed Allocation Fund	(6/1/16)	(11/30/16)	(6/1/16–11/30/16)		(6/1/16–11/30/16)
Institutional Class
Actual return	$1,000.00	$1,031.27	$0.00		$1.99
5% annual hypothetical return	1,000.00	1,025.07	0.00		1.98
Retirement Class
Actual return	1,000.00	1,029.14	1.27		3.31
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.29
Retail Class
Actual return	1,000.00	1,029.88	1.27		3.31
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.29

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	“Effective expenses paid during period” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized weighted average expense ratio was 0.39% for the Institutional Class, 0.65% for the Retirement Class and 0.65% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2016 Semiannual Report	5

Managed Allocation Fund

Performance for the six months ended November 30, 2016

For the six-month period ended November 30, 2016, the TIAA-CREF Managed Allocation Fund returned 3.13% for the Institutional Class, compared with the 2.81% return of its benchmark, the Managed Allocation Fund Composite Index. For the one-year period ended November 30, 2016, the fund returned 4.09% versus 4.52% for its composite index. The table on page 8 includes performance data for all share classes of the fund.

Global markets produce mixed results

The U.S. economy continued on a steady growth trajectory during the six months. Labor markets improved during the period, with the unemployment rate dipping below 5.0%. Meanwhile, the nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annual rate of 3.5% during the third quarter of 2016, an increase from the 1.4% annual rate reported in the previous quarter. The Federal Reserve held its federal funds target rate unchanged at 0.25%–0.50% during the reporting period but suggested that a rate hike could occur in the near future.

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 6.93% for the six months. Small caps, which reached double-digit gains, outperformed mid- and large-cap stocks. Value stocks topped their growth counterparts for the period. (Returns are based on Russell indexes.)

Foreign developed-market stocks declined during the period, while emerging-markets stocks showed renewed strength as oil prices recovered. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 45 developed- and emerging-market countries outside the United States, returned 1.36% in U.S.-dollar terms.

Within the U.S. fixed-income markets, returns were more muted, as investors were attracted to higher equity returns and grew concerned about the possibility of interest-rate increases. The broad domestic investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.92% for the six months.

6	2016 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

U.S. equity market gains lead the fund higher

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The fund pursues this strategy by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors.

For the six months, the Managed Allocation Fund’s absolute returns—that is, without regard to the performance of its composite benchmark—benefited most from gains in U.S. stocks. All of the underlying U.S. equity funds posted gains for the period. The Small-Cap Equity Fund performed best, followed by the Large-Cap Value Fund. With respect to foreign stocks, the Global Natural Resources Fund, which posted substantial double-digit gains, and the Emerging Markets Equity Fund, advanced. All of the other underlying international equity funds ended down. In the fixed-income category, the High-Yield Fund had the best performance in absolute terms. The Bond Plus Fund also ended slightly up. (All fund returns are for the Institutional Class.)

Bonds benefit relative performance

In terms of U.S. equity relative returns, the Large-Cap Growth Fund was the biggest detractor and underperformed its benchmark. The Large-Cap Value Fund made the strongest contribution to the fund’s relative return.

In the international equity component, the International Equity Fund detracted most from the fund’s relative return and underperformed its benchmark. The International Opportunities Fund was also a sizable detractor. Conversely, the Global Natural Resources Fund contributed most to relative performance, substantially beating its benchmark.

In the fixed-income category, the Bond Plus Fund was the largest contributor, topping its benchmark. The High-Yield Fund further augmented relative returns and also outperformed its benchmark. (Performance of the Managed Allocation Fund’s underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2016 Semiannual Report	7

Managed Allocation Fund

Performance as of November 30, 2016

		Total return		Average annual total return
Managed Allocation Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	3/31/2006	3.13%	4.09%	8.52%	5.07%
Retirement Class	3/31/2006	2.91	3.84	8.24	4.79
Retail Class	3/31/2006	2.99	3.91	8.25	4.89
Managed Allocation Composite Index*	—	2.81	4.52	8.00	5.12
Broad market index
Russell 3000® Index	—	6.93	8.31	14.41	7.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.92	2.17	2.43	4.27

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2016, the Managed Allocation Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Asset allocation
% of net assets as of 11/30/2016
Equity
U.S. equity	43.1%
International equity	18.2
Fixed income	38.6
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

8	2016 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

About the fund’s composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.
•	Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Managed Allocation Fund ■ 2016 Semiannual Report	9

Portfolio of investments (unaudited)

Managed Allocation Fund  ■  November 30, 2016

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—38.6%
28,200,228	TIAA-CREF Bond Plus Fund		$293,000,374	38.6%
31,310	TIAA-CREF High-Yield Fund		301,512	0.0
	TOTAL FIXED INCOME		293,301,886	38.6
INTERNATIONAL EQUITY—18.2%
2,787,600	TIAA-CREF Emerging Markets Equity Fund		25,701,672	3.4
6,218,741	TIAA-CREF Enhanced International Equity Index Fund		41,914,317	5.5
160,084	TIAA-CREF Global Natural Resources Fund		1,411,938	0.2
3,490,877	TIAA-CREF International Equity Fund		35,432,405	4.7
3,360,125	TIAA-CREF International Opportunities Fund		33,769,255	4.4
	TOTAL INTERNATIONAL EQUITY		138,229,587	18.2
SHORT-TERM FIXED INCOME—0.0%
73,562	TIAA-CREF Money Market Fund		73,562	0.0
	TOTAL SHORT-TERM FIXED INCOME		73,562	0.0
U.S. EQUITY—43.1%
4,563,522	TIAA-CREF Enhanced Large-Cap Growth Index Fund		52,343,603	6.9
5,292,581	TIAA-CREF Enhanced Large-Cap Value Index Fund		53,984,328	7.1
5,336,027	TIAA-CREF Growth & Income Fund		64,992,809	8.6
3,754,676	TIAA-CREF Large-Cap Growth Fund		58,873,312	7.7
3,307,384	TIAA-CREF Large-Cap Value Fund		61,120,453	8.0
37,247	TIAA-CREF Mid-Cap Growth Fund		737,489	0.1
38,845	TIAA-CREF Mid-Cap Value Fund		917,912	0.1
1,211,564	TIAA-CREF Small-Cap Equity Fund		22,547,200	3.0
1,118,189	TIAA-CREF Small/Mid-Cap Equity Fund		11,785,708	1.6
	TOTAL U.S. EQUITY		327,302,814	43.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $680,894,333)	758,907,849	99.9

	TOTAL PORTFOLIO	(Cost $680,894,333)	758,907,849	99.9
	OTHER ASSETS & LIABILITIES, NET		635,245	0.1
	NET ASSETS		$759,543,094	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10	2016 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of assets and liabilities (unaudited)

Managed Allocation Fund  ■  November 30, 2016

ASSETS
Affiliated investments, at value‡	$758,907,849
Cash	628,842
Receivable from securities transactions	6,342,155
Receivable from Fund shares sold	394,749
Dividends receivable	734,181
Due from affiliates	4,267
Other	56,511
Total assets	767,068,554
LIABILITIES
Service agreement fees payable	1,152
Distribution fees payable	141,324
Due to affiliates	4,177
Payable for securities transactions	6,920,217
Payable for Fund shares redeemed	327,447
Payable for trustee compensation	58,863
Accrued expenses and other payables	72,280
Total liabilities	7,525,460
NET ASSETS	$759,543,094
NET ASSETS CONSIST OF:
Paid-in-capital	$667,828,910
Undistributed net investment income (loss)	1,166,017
Accumulated net realized gain (loss) on total investments	12,534,651
Net unrealized appreciation (depreciation) on total investments	78,013,516
NET ASSETS	$759,543,094
INSTITUTIONAL CLASS:
Net assets	$ 12,321,741
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,044,314
Net asset value per share	$11.80
RETIREMENT CLASS:
Net assets	$ 56,017,493
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,753,616
Net asset value per share	$11.78
RETAIL CLASS:
Net assets	$691,203,860
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	58,451,949
Net asset value per share	$11.83
‡ Affiliated investments, cost	$680,894,333

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2016 Semiannual Report	11

Statement of operations (unaudited)

Managed Allocation Fund  ■  For the period ended November 30, 2016

INVESTMENT INCOME
Dividends from affiliated investments	$4,891,889
Total income	4,891,889

EXPENSES
Shareholder servicing — Institutional Class	244
Shareholder servicing — Retirement Class	65,309
Shareholder servicing — Retail Class	101,347
Distribution fees — Retail Class	871,320
Administrative service fees	10,449
Trustee fees and expenses	2,490
Other expenses	90,681
Total expenses	1,141,840
Less: Expenses reimbursed by the investment adviser	(205,228)
Net expenses	936,612
Net investment income (loss)	3,955,277

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) from investments	(83,642)
Net change in unrealized appreciation (depreciation) from affiliated investments	18,277,540
Net realized and unrealized gain (loss) from investments	18,193,898
Net increase (decrease) in net assets from operations	$22,149,175

12	2016 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

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TIAA-CREF Managed Allocation Fund ■ 2016 Semiannual Report	13

Statements of changes in net assets

Managed Allocation Fund  ■  For the period or year ended

		November 30, 2016	May 31, 2016
		(unaudited )
OPERATIONS
Net investment income (loss)		$3,955,277	$13,762,321
Net realized gain (loss) from investments		(83,642)	20,849,573
Net change in unrealized appreciation (depreciation) from affiliated investments		18,277,540	(47,434,495)
Net increase (decrease) in net assets from operations		22,149,175	(12,822,601)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(91,168)	(344,467)
	Retirement Class	(280,327)	(1,091,795)
	Retail Class	(3,767,888)	(15,288,468)
From realized gains:	Institutional Class	—	(503,575)
	Retirement Class	—	(1,735,791)
	Retail Class	—	(24,217,596)
Total distributions		(4,139,383)	(43,181,692)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	3,555,984	2,367,816
	Retirement Class	7,935,235	13,372,554
	Retail Class	17,248,998	43,480,459
Reinvestments of distributions:	Institutional Class	85,654	788,736
	Retirement Class	280,327	2,827,586
	Retail Class	3,611,134	37,967,658
Redemptions:	Institutional Class	(4,304,720)	(3,720,256)
	Retirement Class	(3,549,610)	(11,560,175)
	Retail Class	(33,311,972)	(63,120,087)
Net increase (decrease) from shareholder transactions		(8,448,970)	22,404,291
Net increase (decrease) in net assets		9,560,822	(33,600,002)

NET ASSETS
Beginning of period		749,982,272	783,582,274
End of period		$759,543,094	$749,982,272
Undistributed net investment income (loss) included in net assets		$1,166,017	$1,350,123

14	2016 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statements of changes in net assets

Managed Allocation Fund  ■  For the period or year ended

		November 30, 2016	May 31, 2016
		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	307,719	201,339
	Retirement Class	674,548	1,145,954
	Retail Class	1,466,581	3,716,772
Shares reinvested:	Institutional Class	7,406	70,154
	Retirement Class	24,294	252,041
	Retail Class	312,163	3,371,852
Shares redeemed:	Institutional Class	(366,439)	(332,164)
	Retirement Class	(304,392)	(995,136)
	Retail Class	(2,833,333)	(5,426,623)
Net increase (decrease) from shareholder transactions		(711,453)	2,004,189

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2016 Semiannual Report	15

Financial highlights

Managed Allocation Fund

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
Institutional Class:	11/30/16	#	$11.52	$0.08		$0.28	$0.36	$(0.08)	$ —	$(0.08)	$11.80	3.13%[b]	$ 12,322		0.03%[c]		0.00%[c]		1.28%[c]		11%[b]
	5/31/16		12.42	0.25		(0.44)	(0.19)	(0.29)	(0.42)	(0.71)	11.52	(1.28)	12,625		0.03		0.00		2.12		17
	5/31/15		12.32	0.23		0.57	0.80	(0.38)	(0.32)	(0.70)	12.42	6.79	14,366		0.03		0.00		1.88		14
	5/31/14		11.43	0.22		1.16	1.38	(0.38)	(0.11)	(0.49)	12.32	12.29	12,453		0.04		0.00		1.86		15
	5/31/13		9.92	0.22		1.58	1.80	(0.29)	—	(0.29)	11.43	18.33	9,461		0.04		0.00		2.09		17
	5/31/12		10.39	0.22		(0.42)	(0.20)	(0.27)	—	(0.27)	9.92	(1.79)	6,724		0.04		0.00		2.26		15
Retirement Class:	11/30/16	#	11.51	0.06		0.27	0.33	(0.06)	—	(0.06)	11.78	2.91 [b]	56,017		0.28	[c]	0.25	[c]	1.03	[c]	11	[b]
	5/31/16		12.41	0.21		(0.43)	(0.22)	(0.26)	(0.42)	(0.68)	11.51	(1.53)	50,168		0.28		0.25		1.84		17
	5/31/15		12.31	0.21		0.56	0.77	(0.35)	(0.32)	(0.67)	12.41	6.53	49,096		0.28		0.25		1.67		14
	5/31/14		11.42	0.19		1.16	1.35	(0.35)	(0.11)	(0.46)	12.31	12.02	41,320		0.29		0.25		1.60		15
	5/31/13		9.91	0.20		1.57	1.77	(0.26)	—	(0.26)	11.42	18.04	31,195		0.29		0.25		1.84		17
	5/31/12		10.38	0.19		(0.41)	(0.22)	(0.25)	—	(0.25)	9.91	(2.04)	29,993		0.29		0.25		1.96		15
Retail Class:	11/30/16	#	11.55	0.06		0.28	0.34	(0.06)	—	(0.06)	11.83	2.99 [b]	691,204		0.31	[c]	0.25	[c]	1.03	[c]	11	[b]
	5/31/16		12.45	0.21		(0.43)	(0.22)	(0.26)	(0.42)	(0.68)	11.55	(1.53)	687,189		0.33		0.25		1.84		17
	5/31/15		12.35	0.20		0.57	0.77	(0.35)	(0.32)	(0.67)	12.45	6.51	720,120		0.32		0.25		1.64		14
	5/31/14		11.45	0.19		1.17	1.36	(0.35)	(0.11)	(0.46)	12.35	12.08	683,724		0.35		0.25		1.59		15
	5/31/13		9.94	0.21		1.56	1.77	(0.26)	—	(0.26)	11.45	18.00	607,883		0.36		0.25		1.92		17
	5/31/12		10.41	0.20		(0.42)	(0.22)	(0.25)	—	(0.25)	9.94	(2.03)	525,266		0.33		0.25		1.97		15
#	Unaudited
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

16	2016 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2016 Semiannual Report	17

Notes to financial statements (unaudited)

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. Prior to October 1, 2016, Teachers Advisors, LLC was named Teachers Advisors, Inc. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statement of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

18	2016 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management

TIAA-CREF Managed Allocation Fund ■ 2016 Semiannual Report	19

Notes to financial statements (unaudited)

is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This final rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statement of Assets and Liabilities. As of November 30, 2016, no investments were valued utilizing the practical expedient.

20	2016 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

continued

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2016, there were no transfers between levels by the Fund.

As of November 30, 2016, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund does not pay Advisors a fee for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2016, these transactions did not materially impact the Fund.

TIAA-CREF Managed Allocation Fund ■ 2016 Semiannual Report	21

Notes to financial statements (unaudited)

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2016	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2016
TIAA-CREF Managed Allocation Fund
TIAA-CREF Bond Plus	$291,256,378	$26,200,888	$20,805,420	$(100,218)	$4,437,193	$293,000,374
TIAA-CREF Emerging Markets Equity	23,411,230	3,752,158	3,171,144	(315,917)	—	25,701,672
TIAA-CREF Enhanced International Equity Index	36,191,845	7,569,028	1,066,154	(102,599)	—	41,914,317
TIAA-CREF Enhanced Large-Cap Growth Index	57,347,449	2,934,766	10,738,687	433,290	—	52,343,603
TIAA-CREF Enhanced Large-Cap Value Index	55,111,340	4,073,266	9,869,430	110,999	—	53,984,328
TIAA-CREF Global Natural Resources	6,790,143	265,658	6,419,384	(1,295,815)	—	1,411,938
TIAA-CREF Growth & Income	49,946,845	14,936,240	2,431,298	29,874	335,583	64,992,809
TIAA-CREF High-Yield	7,610,530	90,667	7,619,520	271,136	119,007	301,512
TIAA-CREF International Equity	40,602,962	4,194,310	8,234,971	(388,410)	—	35,432,405
TIAA-CREF International Opportunities	33,487,934	2,898,003	2,459,378	(106,078)	—	33,769,255
TIAA-CREF Large-Cap Growth	59,921,729	3,102,352	4,520,409	46,494	—	58,873,312
TIAA-CREF Large-Cap Value	57,683,678	2,234,662	4,858,487	182,754	—	61,120,453
TIAA-CREF Mid-Cap Growth	3,204,051	93,678	2,606,696	215,435	—	737,489
TIAA-CREF Mid-Cap Value	3,340,547	264,477	2,854,305	693,287	—	917,912
TIAA-CREF Money Market	73,562	—	—	—	106	73,562
TIAA-CREF Small-Cap Equity	23,726,932	2,508,341	7,511,257	241,154	—	22,547,200
TIAA-CREF Small/Mid-Cap Equity	—	11,097,730	42,888	972	—	11,785,708
	$749,707,155	$86,216,224	$95,209,428	$(83,642)	$4,891,889	$758,907,849

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2016, the cost of portfolio investments for federal income tax purposes was $686,562,787. Net unrealized appreciation of portfolio investments for federal income tax purposes was $72,345,062, consisting of gross unrealized appreciation of $80,616,371 and gross unrealized depreciation of $(8,271,309).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended November 30, 2016 were $86,216,224 and $95,209,428, respectively.

22	2016 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2016 was as follows:

	Ordinary income	Long-term capital gains	Total
5/31/2016	$16,724,730	$26,456,962	$43,181,692

The tax character of the fiscal year 2017 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2016, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Managed Allocation Fund ■ 2016 Semiannual Report	23

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in

24	2016 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

the determination or calculation of the equation by or the consideration into which this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Managed Allocation Fund ■ 2016 Semiannual Report	25

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

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800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: January 13, 2017	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: January 13, 2017	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President
(principal executive officer)

Dated: January 13, 2017	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer